File No. 33-15253
                                                         811-5221


 As filed with the Securities and Exchange Commission on December 29, 1995


                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

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                                 FORM N-1A

                                                                          [ ]
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                          [ ]
                     Pre-Effective Amendment No.
                                                 -----                    [X]

                     Post-Effective Amendment No.   14
                                                  ----

                                                                          [ ]
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                          [X]

                            Amendment No.    15
                                           ----


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                            Winthrop Focus Funds
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             (Exact name of registrant as specified in charter)
                   140 Broadway, NEW YORK, NEW YORK 10005
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                  (Address of principal executive offices)


                Registrant's Telephone Number: 212-504-4000

                               Charles Hughes
                                140 Broadway
                          New York, New York 10005
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                  (Name and address of agent for service)
                        Copies To:  Stephen K. West
                              125 Broad Street
                          New York, New York 10004

     It is proposed that this filing will become effective (check appropriate box).


[ ]    immediately upon filing pursuant to     [ ]on (date) pursuant to
     paragraph (b) of Rule 485.              paragraph (b) of Rule 485.

[X]    60 days after filing pursuant to    [ ]   on (date) pursuant to
     paragraph (a)(1) of Rule 485.           paragraph (a)(1) of Rule 485.


[ ]    75 days after filing pursuant to    [ ]   on (date) pursuant to
     paragraph (a)(2) of Rule 485.           paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[ ]    This post-effective amendment designates a new effective date for a amendment.
     previously filed post-effective

Registrant registers an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year was filed with the Commission on

November 15, 1995.

                Cross Reference Sheet (Pursuant to Rule 495)

 Form N-1A Item No.                      Location in Prospectus
 ------------------                      ----------------------

 Part A
 ------

   Item 1.     Cover                     Cover Page
   Item 2.     Synopsis                  Summary of Fund Expenses

   Item 3.     Condensed Financial       Financial Highlights
               Information
   Item 4.     General Description of    Investment Objectives and
               Registrant                Policies; General Information

   Item 5.     Management of the Fund    Management; General
                                         Information

   Item 6.     Capital Stock and Other   General Information
               Securities
   Item 7.     Purchase of Securities    Purchases, Redemptions and
               Being Offered             Shareholder Services; Net
                                         Asset Value; Expenses of
                                         Winthrop

   Item 8.     Redemption or Repurchase  Purchases, Redemptions and
                                         Shareholder Services
   Item 9.     Legal Proceedings         Not Applicable

                                         Location in Statement of
 Part B                                  Additional Information
 ------                                  ----------------------

   Item 10.    Cover Page                Cover Page
   Item 11.    Table of Contents         Cover Page

   Item 12.    General Information and   Management; General
               History                   Information
   Item 13.    Investment Objectives     Investment Policies and
               and Policies              Restrictions

   Item 14.    Management of the         Management
               Registrant

   Item 15.    Control Persons and       General Information
               Principal Holders of
               Securities
   Item 16.    Investment Advisory and   Management; General
               Other Services            Information

   Item 17.    Brokerage Allocation      Portfolio Transactions
   Item 18.    Capital Stock and Other   General Information
               Securities

   Item 19.    Purchase, Redemption and  Net Asset Value
               Pricing of Securities
               Being Offered

   Item 20.    Tax Status                Investment Policies and
                                         Restrictions; Dividends,
                                         Distributions and Taxes
   Item 21.    Underwriters              General Information

   Item 22.    Calculation of            Computation of the Average
               Performance Data          Total Return; Computation of
                                         Yield
   Item 23.    Financial Statements      Financial Statements

 Part C
 ------

 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

WINTHROP FOCUS FUNDS
________________________________________________________________________________
140 Broadway, New York, NY 10005. Toll Free (800) 225-8011.
________________________________________________________________________________

Winthrop Focus Funds ("Winthrop") is a diversified, open-end management investment company designed to afford investors the opportunity to choose between the separately managed pools of assets ("Funds") described below which have differing investment objectives and policies.

A Diversified Selection of Investment Alternatives
Growth Fund--Seeks long-term growth of capital by investing principally in equity securities with long-term capital appreciation potential.
Aggressive Growth Fund--Seeks a high level of growth of capital by investing principally in equity securities selected on the basis, in the Adviser's opinion, of their potential for a high level of growth of capital.
Fixed Income Fund--Seeks to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities.
Growth and Income Fund--Seeks long-term growth of capital and continuity of income by investing principally in dividend-paying common stocks and other equity securities.

Municipal Trust Fund--Seeks to provide as high a level of total return as is consistent with capital preservation by investing principally in municipal securities. This investment objective, unlike most other municipal bond funds, is not to provide current income which is exempt from U.S. federal
          ---
and/or state income tax. Please read carefully "Investment Objectives and Policies - Municipal Trust Fund", page 17.
There can, of course, be no assurance that the Funds will achieve their respective investment objectives.
See "Investment Objectives and Policies", page 10, for a more detailed description of the investment objectives and policies of each of the Funds.


Purchase Information
Shares of Winthrop may be purchased directly from Winthrop by using the Share Purchase Application found in this Prospectus, or through Winthrop's Distributor, Donaldson, Lufkin & Jenrette Securities Corporation.
The minimum initial investment in each Fund is $250 and the minimum for subsequent investments is $25. Shareholder accounts established on behalf of the following types of plans will be exempt from the Fund's minimum initial investment and minimum subsequent investment requirements: (1) retirement plans qualified under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"); (ii) plans described in section 403(b) of the Code; (iii) deferred compensation plans described in section 457 of the Code; (iv) simplified employee pension (SEP) plans; and (v) salary reduction simplified employee pension (SARSEP) plans. Further information can be obtained from Winthrop at the address and telephone number shown above. See "Purchases, Redemptions and Shareholder Services", page 27.

Each Fund offers two classes of shares: Class A shares, which are sold subject to an initial sales charge of up to 4.75% and Class B shares, which are sold without an initial sales charge but which are subject to a contingent deferred sales charge ("CDSC") which declines from 4% during the first year of investment to zero after four years. See "Purchases, Redemptions and Shareholder Services", page 27.


Additional Information
This Prospectus sets forth concisely the information a prospective investor should know before investing in Winthrop and should be retained for future reference. A "Statement of Additional Information" dated February 28, 1996, which provides a further discussion of certain topics in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write or call Winthrop at the address or telephone number shown above.

________________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                     PROSPECTUS DATED FEBRUARY 28, 1996

  Investors are advised to read this Prospectus and to retain it for future reference.

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                     This Page Intentionally Left Blank

_______________________________________________________________________________
                              SUMMARY OF FUND EXPENSES
_______________________________________________________________________________


                                                                     Aggressive            Fixed
                                                  Growth              Growth               Income
 Shareholder Transaction Expenses                  Fund                Fund                 Fund
                                                 --------             -------             --------
                                                       Class                Class
                                            Class A     B(3)     Class A    B(3)     Class A    B(3)
 Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)      4.75%        0%    4.75%         0%    4.75%         0%
 Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of
   offering price)   . . . . . . . . . .       0%        0%       0%         0%       0%         0%
 Deferred Sales Load (as a percentage of
   original purchase price or redemption
   proceeds, as applicable)
   Year since Purchase Payment was made
      First  . . . . . . . . . . . . . .      (1)        4%      (1)         4%      (1)         4%
      Second . . . . . . . . . . . . . .      (1)        3%      (1)         3%      (1)         3%
      Third  . . . . . . . . . . . . . .      (1)        2%      (1)         2%      (1)         2%
      Fourth . . . . . . . . . . . . . .      (1)        1%      (1)         1%      (1)         1%
      Fifth and thereafter . . . . . . .       0%        0%       0%         0%       0%         0%
 Redemption Fees (as a percentage of
   amount redeemed)  . . . . . . . . . .       0%        0%       0%         0%       0%         0%
 Exchange Fee  . . . . . . . . . . . . .       0%        0%       0%         0%       0%         0%
 Annual Fund Operating Expenses
 (as a percentage of average daily net
 assets at October 31, 1995)
   Management Fees   . . . . . . . . . .     .75%*     .75%*    .82%*      .82%*    .63%*      .63%*
   12b-1 Fees**  . . . . . . . . . . . .     .30      1.00      .30       1.00      .30       1.00
   Other Expenses, after expense reim-
      bursement (Fixed Income Fund only)     .38       .38      .32        .32      .07       (.63)
   Total Fund Operating Expenses   . . .    1.43      2.13     1.44       2.14   1.00(2)    1.00(2)


The above percentages and those on the next page are based on expenses expected to have been incurred if Class A shares and Class B shares had been outstanding during the entire fiscal year ended October 31, 1995. Prior to February 25, 1996, only one class of shares was issued As a result, the above information is based on restated data for each Fund's fiscal year ended October 31, 1995.
_____________
  * Management Fees with respect to the Growth Fund are reduced to .50 of 1% on net assets in excess of $100,000,000. Management Fees with respect to the Aggressive Growth Fund are reduced to .75 of 1% with respect to net assets in excess of $100,000,000 and to .625 of 1% with respect to net assets in excess of $200,000,000. Management Fees with respect to the Fixed Income Fund are reduced to .50 of 1% with respect to net assets in excess of $100,000,000.

 ** Winthrop has entered into a Distribution Agreement and 12b-1 Plan for each Class of each Fund pursuant to which Winthrop pays a distribution services fee each month at an annual rate of .30 of 1% of each Fund's Class A average daily net assets and 1% of each Fund's Class B average daily net assets. Amounts paid under the Agreement are used to compensate Winthrop's distributor for expenses incurred. Long-term Class B shareholders may, over time, pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. A portion of the 12b-1 fees represents an asset-based sales charge. See "Expenses of Winthrop--Distribution Agreement".

(1) Class A shareholders who received their shares upon conversion of shares purchased prior to February 28, 1996, may be subject to a CDSC as described under "Purchases, Redemptions and Shareholder Services--Contingent Deferred Sales Charge on Class A Shares". A contingent deferred sales charge of 1% may be imposed at the time of redemption on purchases of over $1,000,000 of Class A shares purchased at net asset value and redeemed within 12 months of purchase.

(2) Management fees for the Fixed Income Fund are based on actual expenses for the year ended October 31, 1995. 12b-1 fees for the Fixed Income Fund are based on expenses expected to have been incurred if Class A shares and Class B shares had been outstanding during the entire fiscal year ended October 31, 1995. Other Expenses and Total Fund Operating Expenses have been adjusted to reflect the most recent reimbursement agreement in effect. Total Fund
Operating Expenses, as so adjusted, reflect a voluntary assumption by the Adviser of expenses amounting to .31% and 1.01% for Class A shares and Class B shares, respectively, of the Fixed Income Fund. Absent such reimbursement, Other Expenses and Total Fund Operating Expenses for the Fixed Income Fund would have been 1.31% and 2.01%, for Class A shares and Class B shares, respectively.

(3) Class B shares will automatically convert to Class A shares approximately 8 years after purchase. See "Purchases, Redemptions and Shareholder Services - Automatic Conversion of Class B Shares".



                                                  Growth and               Municipal
                                                    Income                 Trust
                                                     Fund                    Fund

                                                                                   Class
 Shareholder Transaction Expenses             Class A   Class B(3)    Class A      B(3)

 Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)   .     4.75%        0%       4.75%          0%
 Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering
   price)  . . . . . . . . . . . . . . . .        0%        0%          0%          0%
 Deferred Sales Load (as a percentage of
   original purchase price or redemption
   proceeds, as applicable)
   Years since Purchase Payment was made
      First  . . . . . . . . . . . . . . .       (1)        4%         (1)          4%
      Second . . . . . . . . . . . . . . .       (1)        3%         (1)          3%
      Third  . . . . . . . . . . . . . . .       (1)        2%         (1)          2%
      Fourth . . . . . . . . . . . . . . .       (1)        1%         (1)          1%
      Fifth and thereafter . . . . . . . .        0%        0%          0%          0%
 Redemption Fees (as a percentage of
   amount redeemed)  . . . . . . . . . . .        0%        0%          0%          0%
 Exchange Fee  . . . . . . . . . . . . . .        0%        0%          0%          0%
 Annual Fund Operating Expenses
 (as a percentage of average daily net
 assets at October 31, 1995)
   Management Fees   . . . . . . . . . . .      .74%*     .74%*       .63%*       .63%*
   12b-1 Fees**  . . . . . . . . . . . . .      .30      1.00         .30        1.00
   Other Expenses, after expense reim-
      bursement (Municipal Trust Fund
      only)  . . . . . . . . . . . . . . .      .34       .34         .07        (.63)
   Total Fund Operating Expenses   . . . .     1.38      2.08      1.00(2)     1.00(2)

_____________

  * Management Fees with respect to the Growth and Income Fund are reduced to .50 of 1% with respect to net assets in excess of $75,000,000. Management Fees with respect to the Municipal Trust Fund are reduced to .50 of 1% with respect to net assets in excess of $100,000,000.

 ** Winthrop has entered into a Distribution Agreement and 12b-1 Plan for each Class of each Fund pursuant to which Winthrop pays a distribution services fee each month at an annual rate of .30 of 1% of each Fund's Class A average daily net assets and 1% if each Fund's Class B average daily net assets. Amounts paid under the Agreement are used to compensate Winthrop's distributor for expenses incurred. Long-term Class B shareholders may, over time, pay more in 12b-1 Fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. A portion of the 12b-1 fees represents an asset-based sales charge. See "Expenses of Winthrop--Distribution Agreement".

(1) Class A shareholders who received their shares upon conversion of shares purchased prior to February 28, 1996 may be subject to a CDSC as described under "Purchases, Redemptions and Shareholder Service--Contingent Deferred Sales Charge on Class A Shares". A contingent deferred sales charge of 1% may be imposed at the time of redemption on purchases of over $1,000,000 of Class A shares purchased at net asset value and redeemed within 12 months of purchase.

(2) Management Fees for the Municipal Trust Fund are based on actual expenses for the year ended October 31, 1995. 12b-1 fees for the Municipal Trust Fund are based on expenses expected to have been incurred if Class A shares and Class B shares had been outstanding during the entire fiscal year ended October 31, 1995. Other Expenses and Total Fund Operating Expenses have been adjusted to reflect the most recent reimbursement agreement in effect. Total Fund
Operating Expenses, as so adjusted, reflect a voluntary assumption by the Adviser of expenses amounting to .38% and 1.08% for Class A shares and Class B shares, respectively, of the Municipal Trust Fund. Absent such reimbursement, Other Expenses and Total Fund Operating Expenses for the Municipal Trust Fund would have been 1.38 and 2.08%, for Class A shares and Class B shares, respectively.

(3) Class B shares will automatically convert to Class A shares approximately 8 years after purchase. See "Purchases, Redemptions and Shareholder Services - Automatic Conversion of Class B Shares".

                                                               1           3          5          10
                        Examples                             year        years      years       years
                        --------                             ----        -----      -----       -----
 Growth Fund
 Class A
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .       $61        $91        $122       $211
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .       $61        $91        $122       $211
 Class B
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .       $62        $87        $114       $228
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .       $22        $67        $114       $228

 Aggressive Growth Fund
 Class A
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and (2)
 redemption at the end of each time period . . . . . . .       $61        $91        $122       $212
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .       $61        $91        $122       $212

 Class B
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and (2)
 redemption at the end of each time period . . . . . . .       $62        $87        $115       $229
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .       $22        $67        $115       $229

 Fixed Income Fund
 Class A
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .       $57        $78        $100       $164
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .       $57        $78        $100       $164
 Class B
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .       $50        $52         $55       $122
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .       $10        $32         $55       $122



 Growth and Income Fund
 Class A

 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .   $61         $89         $119       $205
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .   $61         $89         $119       $205

 Class B
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .   $61         $85         $112       $223
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .   $21         $65         $112       $223

 Municipal Trust Fund
 Class A
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .   $57         $78         $100       $164
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .   $57         $78         $100       $164

 Class B
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period . . . . .   $50         $52         $55        $122
 You would pay the following expenses on the same
 investment, assuming no redemptions . . . . . . . . . .   $10         $32         $55        $122


   The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of Winthrop bear directly or indirectly. See also "Expenses" and "Purchases, Redemptions and Shareholder Services". The Example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.

   Ten year amounts assume conversion of Class B shares at the end of the eighth year following the date of purchase.


   Pursuant to the terms of the Investment Advisory Agreement, under certain conditions the Adviser may reimburse Winthrop for certain of its expenses. See "Management" in the Prospectus and the Statement of Additional Information. Commencing July 1, 1994, the Adviser agreed to reimburse through October 31, 1995 all operating expenses in excess of 1.000% of the average daily net assets of the Fixed Income Fund and the Municipal Trust Fund. For the period November 1, 1995 through October 31, 1996 the Adviser may, in its sole discretion, determine to reduce its management fees by the amount that Total Fund Operating Expenses exceed 1.000% of the average daily net assets of each of the Fixed Income Fund and the Municipal Trust Fund or, it may determine to discontinue this practice. As a result of the voluntary assumption of expenses, the Adviser reimbursed (i) the Fixed Income Fund $230,399 during the year ended October 31, 1995 and (ii) the Municipal Trust Fund $208,045 during the year ended October 31, 1995.

  "Other Expenses" included fees paid to Winthrop's independent auditor, legal counsel and trustees as well as expenses associated with registration fees, reports to shareholders, franchise taxes and other miscellaneous expenses. Such fees are not based on a percentage of Winthrop's average net assets, but a fixed dollar cost.
  The above example is based on expenses expected to have been incurred if Class A shares and Class B shares had been in existence during the entire fiscal year ended October 31, 1995. To determine the above Class A share and Class B share amounts, the amounts for the class in existence during the fiscal year ended October 31, 1995 have been restated to reflect the 12b-1 Plan applicable to Class A shares and Class B shares, respectively.

                            FINANCIAL HIGHLIGHTS

     The following financial highlights for the five fiscal years ended October 31, 1995 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

     Contained below is per share operating performance data for a Class A share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to the date hereof, Class A shares were not offered. Accordingly, the data presented below has been derived from the financial statements for the Fund's prior fiscal years. No financial information is presented herein for Class B shares, which have also not been offered prior to the date hereof.




                                                               Growth Fund
                         ---------------------------------------------------------------------------------------

                                                    Fiscal Years Ended October 31,
                         ---------------------------------------------------------------------------------------
                            1995     1994     1993      1992      1991      1990     1989      1988      1987*
                            ----     ----     ----      ----      ----      ----     ----      ----      -----

Net Asset Value,
  Beginning of Period    $10.820  $10.970  $11.100   $11.450  $ 9.200   $11.690   $10.490   $ 9.650   $10.000

Income From
  Investment Operations:
Net Investment Income       .037     .014     .061      .123     .148      .270      .276      .210      .044
Net Gains or Losses on
  Securities (both
realized
  and unrealized) .        1.190     .435    1.386      .418    2.512    (1.355)    1.832      .888     (.394)
                           -----     ----  -------    -------   -------  -------   ------   -------    -------
Total From Investment
  Operations  . . .        1.227     .449    1.447      .541    2.660    (1.085)    2.108     1.098     (.350)

Less Distributions:
Dividends (from net
  investment income)       (.012)      -     (.077)    (.163)   (.198)    (.244)    (.437)    (.051)       -

Distributions (from
  capital gains)  .        (.685)   (.599)  (1.500)    (.728)   (.212)   (1.161)    (.471)    (.207)        -
                           -----    -----  -------    -------  -------    -------   --------  -------    ---------
Total Distributions        (.697)   (.599)  (1.577)    (.891)   (.410)   (1.405)    (.908)    (.258)        -
                           -----    -----  -------    -------  -------    -------   --------  --------   ---------

Net Asset Value,
  End of Period . .      $11.350  $10.820  $10.970   $11.100  $11.450   $ 9.200   $11.690   $10.490  $  9.650
                          ======  =======   ======    ======   ======    =======  =======   =======  ========

Total Return(2) . .       12.21%    4.15%   14.36%     4.66%   29.71%   (11.05)%   21.72%    11.72%    (3.99)%(1)


Ratios/Supplemental
Data:
Net Assets, End of
Period
  (000's omitted) .      $55,946   $52,455   $49,446   $48,678   $50,426    $42,937   $53,142   $52,626    $54,809
Ratio of expenses to
  average net assets       1.63%      1.65%    1.36%    1.26%     1.34%      1.33%     1.37%     1.37%     1.69%(1)

Ratio of net investment
income
  to average net assets
                            .35%     .06%     .56%     1.11%    1.40%     2.53%     2.53%     2.15%      .60%(1)

Portfolio turnover rate   101.7%    28.2%    61.7%     65.7%    31.7%     68.2%     64.3%     42.3%       90.6%


------------------------------------------------
*  From December 15, 1986 (commencement of operations) to
   October 31, 1987.
(1)
   Annualized.

(2)
   A Contingent Deferred Sales Charge may be imposed on certain redemptions which would reduce total return shown above.

                           [THIS PAGE INTENTIONALLY LEFT BLANK]

                            FINANCIAL HIGHLIGHTS

     The following financial highlights for the five fiscal years ended October 31, 1995 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

     Contained below is per share operating performance data for a Class A share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to the date hereof, Class A shares were not offered. Accordingly, the data presented below has been derived from the financial statements for the Fund's prior fiscal years. No financial information is presented herein for Class B shares, which have also not been offered prior to the date hereof.




                                                            Fixed Income Fund
                           -----------------------------------------------------------------------------------

                                                   Fiscal Years Ended October 31,
                           -----------------------------------------------------------------------------------
                              1995      1994    1993      1992      1991     1990     1989     1988    1987*
                              ----      ----    ----      ----      ----     ----     ----     ----    -----
Net Asset Value,
  Beginning of Period         $9.66 $10.93    $10.40    $10.08    $ 9.57  $ 9.72   $ 9.52   $ 9.26  $10.00

Income From
  Investment Operations:
Net Investment Income           .588   .567      .622      .695      .773    .809     .830     .749    .554
Net Gains or Losses on
  Securities (both
realized
  and unrealized) . .           .560 (1.027)     .567      .320      .510   (.150)    .200     .260   (.740)
                                ---- -------   ------   -------   -------  -------   ------   ------- --------



Total From Investment
  Operations  . . . .          1.148  (.460)    1.189     1.015     1.283    .659    1.030    1.009   (.186)

Less Distributions:
Dividends (from net
  investment income)           (.588) (.567)    (.622)    (.695)    (.773)  (.809)   (.830)   (.749)  (.554)
Distributions (from

  capital gains)  . .             -   (.243)    (.037)  -        -          -        -        -       -
                               -----  -----   -------  ----      ----       -----     ----     ----     ----

Total Distributions .          (.588) (.810)    (.659)    (.695)    (.773)  (.809)   (.830)   (.749)  (.554)
                               -----  -----   -------   -------   -------  -------   -------   ------- -------

Net Asset Value,
  End of Period . . .        $10.22  $9.66    $10.93    $10.40    $10.08  $ 9.57   $ 9.72   $ 9.52 $  9.26
                              =====   ====     =====     =====     =====   =====    =====    =====  ======

Total Return(2) . . .         12.23% (4.37)%   11.79%    10.37%    13.92%   7.14%   11.42%   11.27%   (2.15)%(1)


Ratios/Supplemental Data:
Net Assets, End of Period
  (000's omitted) . .        $53,885    $39,150     $40,881   $32,358   $23,783  $10,300  $ 5,861 $ 5,335  $ 4,697
Ratio of expenses to
  average net assets(3)        1.00%   .93%      .83%      .51%     -       -        -         .32%   1.00%(1)


                                                        -11-




Ratio of net investment
  income to average
  net assets(3) . . .          5.90%  5.58%     5.79%     6.71%     7.75%   8.34%    8.74%    7.96%   6.60%(1)

Portfolio turnover rate       66.1%  55.9%     95.6%     62.8%     35.9%   37.9%    30.3%    48.2%   51.1%

------------------------------------------------
*   From December 15, 1986 (commencement of operations) to October 31, 1987.
(1) Annualized.


(2) A Contingent Deferred Sales Charge may be imposed on certain redemptions which would reduce total return shown above.
(3) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets as follows: .51%, .67%, .58%, .98%, 2.19%, 2.92%, 2.91%, 1.68% and 1.00%, for the years ended October 31, 1995,
    1994, 1993, 1992, 1991, 1990, 1989, 1988 and 1987, respectively.

________________________________________________________________________________
                            FINANCIAL HIGHLIGHTS
________________________________________________________________________________

     The following financial highlights for the fiscal years ended October 31, 1995, 1994 and 1993 and the period ended October 31, 1992 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.
Financial highlights for the year ended June 30, 1992 were previously audited by other auditors whose report thereon was unqualified. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


     Contained below is per share operating performance data for a Class A share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to the date hereof, Class A shares were not offered. Accordingly, the data presented below has been derived from the financial statements for the Fund's prior fiscal years. No financial information is presented herein for Class B shares, which have also not been offered prior to the date hereof.
_______________________________________________________________________________
                                  Growth and Income Fund
-------------------------------------------------------------------------------

                Fiscal Years Ended
                    October 31,          Fiscal Years Ended June 30,
              ---------------------------------------------------------------
               1995     1994      1993      1992*     1992      1991     1990     1989     1988     1987      1986
               ----     ----      ----      -----     ----      ----     ----     ----     ----     ----      ----
Net Asset
Value,
  Beginning
of Period      $13.38    $13.42    $12.35    $12.03    $11.70    $12.48   $12.68   $11.64    $14.58  $14.38   $13.10
Income From
  Investment
Operations:
Net Investment
Income            .234      .244      .270      .083      .320      .380     .565     .464      .423    .456      .560

Net Gains or
Losses on
 Securities
 (both realized
 and unrealized) 1.769      .358     1.720      .572      .916      .010     .703    1.549    (2.016)  1.209     3.230
                 -----      ----     ------   -------   -------   -------   -------  ------   -------  -------  ------
                                                                                                                        -
Total From
 Investment
  Operations     2.023      .602     1.990      .655     1.236      .390    1.268    2.013    (1.593)  1.665     3.790

Less
 Distributions:
 Dividends (from
 net investment
 income)         (.266)    (.223)    (.271)    (.165)    (.234)    (.386)   (.562)   (.577)    (.415)  (.365)    (.548)

Distributions
 (from capital
  gains)         (.567)    (.419)    (.649)    (.170)    (.672)    (.784)   (.906)   (.396)    (.932)    (1.100)(1.962)
                 -----     ------     ------  -------   -------    -------  -------  -------   ------    -------   ------
 Total
  Distribution   (.833)    (.642)    (.920)    (.335)    (.906)   (1.170)  (1.468)   (.973)   (1.347)    (1.465)(2.510)
                 -----     -----     -------  -------   -------   -------   ------   ------   -------    ------  ------

Net Asset Value,
  End of
  Period       $14.57    $13.38    $13.42    $12.35    $12.03    $11.70   $12.48   $12.68    $11.64     $14.58 $14.38
                ======    =====     ======    ======    =====     ======   =====    =====     ======     =====  ======

Total
 Return(2)      16.10%     4.58%    16.93%    16.39%(1) 10.45%     3.86%   10.13%   18.36%   (10.20)%    13.04% 29.67%


Ratios/Supplemental
Data:
Net Assets, End
 of Perio
 (000's
  omitte d) $87,975   $67,020  $52,166   $46,457    $45,342   $47,340  $50,687  $52,337  $55,404    $70,753 $65,908

Ratio of
 expenses to
 average net
 assets(3)      1.58%      1.64%     1.33%     1.32%(1)  1.35%     1.23%    1.21%    1.19%     1.17%      1.14%   1.17%

Ratio of net
 investment
 income to
 average
                                                                                                                     3.93%
 net assets(3)   1.94%     1.88%     2.12%     1.99%(1)  2.62%     3.25%    4.35%    3.92%    3.35%       3.23%

                                   -13-



Portfolio
turnover rate   31.8%     36.4%     14.4%     29.0%     48.0%     41.0%    46.0%     38.0%    48.0%       90.0%

------------------------------
*   For the period July 1, 1992 to October 31, 1992.
(1) Annualized.
(2) Contingent Deferred Sales Charges may be imposed on redemptions which would reduce total return shown above.
(3) Net of voluntary assumption by Adviser of expenses, expressed as a percentage of average net assets as follows: .01%, .08%, .03%, .03%, and .03% for the years ended June 30, 1992, 1991, 1990, 1989 and 1988, respectively.

                            FINANCIAL HIGHLIGHTS

     The following financial highlights for the fiscal years ended October 31, 1995, 1994 and 1993 and the period ended October 31, 1992 have been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information.
Financial highlights for the year ended December 31, 1991 were previously audited by other auditors whose report thereon was unqualified. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


     Contained below is per share operating performance data for a Class A share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. Prior to the date hereof, Class A shares were not offered. Accordingly, the data presented below has been derived from the financial statements for the Fund's fiscal prior years. No financial information is presented herein for Class B shares, which have also not been offered prior to the date hereof.

                                                         Aggressive Growth Fund
                      --------------------------------------------------------------------------------------------

                               Fiscal Years Ended
                                   October 31,                       Fiscal Years Ended December 31,
                      --------------------------------------------------------------------------------------------
                         1995     1994     1993     1992*     1991    1990     1989      1988     1987     1986
                         ----     ----     ----     -----     ----    ----     ----      ----     ----     ----
Net Asset Value,
  Beginning of Period
                       $15.65    $16.11  $14.00    $14.16    $10.16  $11.90     $12.64   $11.52  $13.351   $15.211
Income From
  Investment
Operations:
Net Investment Income
 Loss   . . . . . .       .035      .105    .123      .011     .023   .157       .062     .018   (.066)    (.071)
Net Gains or Losses
 on Securities (both
 realized and
 unrealized)             1.621      .603   3.195     1.482    5.090 (1.720)     1.962    3.391  (1.225)    1.467
                         -----      ----  ------     -----    -----  -----      -----    -----   -----     -----
Total From Investment
  Operations  . .        1.656      .708   3.318     1.493    5.113 (1.563)     2.024    3.409  (1.291)    1.396

Less Distributions:
Dividends (from net
  investment income)
                         -         (.026)  (.011)    (.027)   (.024) (.177)     (.062)   (.009)     --      (.044)

Distributions (from
  capital gains)         (.696)   (1.142) (1.197)   (1.626)  (1.089)           (2.702)  (2.280)  (.540)   (3.212)
                         -----      ----  ------     -----    -----  -----      -----    -----   -----     -----
Total Distributions      (.696)   (1.168) (1.208)   (1.653)  (1.113) (.177)    (2.764)  (2.289)  (.540)   (3.256)
                         -----      ----  ------     -----    -----  -----      -----    -----   -----     -----
Net Asset Value,
  End of Period .      $16.61    $15.65  $16.11    $14.00   $14.16 $10.16     $11.90   $12.64  $11.520   $13.351
                        =====     =====   ======   ======    ====== ======     ======   ======  ======    ======


Total Return(2) .       11.10%     4.67%  25.34% 13.95%(1)   50.55% (13.12)%    16.25%   29.59% (10.61)%    8.53%


Ratios/Supplemental
Data:
Net Assets, End of
Period
  (000's omitted)     $202,730  $144,624  $77,903  $39,683  $32,340  $22,041  $24,999  $21,821   $21,081  $23,338

Ratio of expenses to
average net assets(3)    1.64%     1.70%   1.44%   1.74%(1)   1.89%  1.98%      1.84%    1.93%   1.69%     1.78%


                                                      -15-


Ratios/Supple
mental Data:
Net Assets,
End of Period

Ratio of net
investment
  income to average
  net assets(3) .        .23%    (.04%)     .32%    .10%(1)    .18%  1.45%       .43%     .13%   (.49)%    (.45)%
Portfolio turnover
rate  . . . . . .       25.1%     31.6%  134.3%    164.1%    91.3%  87.6%     107.4%   107.9%  117.4%     73.7%


----------------------------------

*   For the period January 1, 192 to October 31, 1992.


(1) Annualized.
(2) Contingent Deferred Sales Charges may be imposed on certain redemptions which would reduce total return shown above.
(3) Net of voluntary assumption by Adviser of expenses, expressed as a percentage of average net assets, as follows: .01% and .06% for the years ended December 31, 1991 and 1990, respectively.

                            FINANCIAL HIGHLIGHTS

     The following financial highlights for the fiscal years ended October 31, 1995 and 1994 and the period from July 28, 1993 (commencement of operations) through October 31, 1993 have been audited by Ernst & Young
LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Financial statements and related notes are included in the Statement of Additional Information, which is available upon request. Additional information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
     Contained below is per share operating performance data for a Class A share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. The data has been derived from the financial statements for the Fund's prior fiscal years. No financial information is available for Class B shares, which had not been offered as of the date of the financial statements.

                                                   Municipal Trust Fund
                                         --------------------------------------
                                         Fiscal Years Ended       Period Ended
                                          October 31, 1994     October 31, 1993*
                                         --------------------  -----------------
                                            1995         1994

Net Asset Value, Beginning of
 Period  . .  . . . . . . . . . . .      $9.51       $ 10.10         $ 10.00

Income From Investment Operations:
Net Investment Income . . . . . . .       .389          .365            .085
Net Gains or Losses on Securities
  (both realized and unrealized)  .       .550         (.590)           .100
                                      --------     ----------       --------
Total From Investment Operations  .       .939         (.225)           .185

Less Distributions:
Dividends (from net
 investment income)  . .. . . . . .      (.389)        (.365)          (.085)
                                      ---------     --------        --------

Total Distributions . . . . . . . .      (.389)        (.365)          (.085)
                                      ---------     --------        --------

Net Asset Value, End of Period  . .     $10.06        $ 9.51         $ 10.10
                                         =====        ======         =======

Total Return(2) . . . . . . . . . .      10.06%        (2.27)%          7.15%(1)
Ratios/Supplemental Data:
Net Assets, End of Period
(000's omitted) . . . . . . . . . .    $39,059         $34,470      $33,794
Ratio of expenses to
average net assets (3)  . . . . . .       1.00%          .83%            .75%(1)

Ratio of net investment income to
  average net assets (3)  . . . . .       3.97%         3.71%           3.28%(1)
Portfolio turnover rate . . . . . .       49.3%         42.5%            0.0%

------------------------------------------------
*   Commencement of operations was July 28, 1993.

(1)   Annualized.

(2) A Contingent Deferred Sales Charge may be imposed on certain redemptions which would reduce total return shown above.

(3) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets as follows: .58%, .77% and 1.15% (annualized) for the years ended October 31, 1995 and 1994 and the period July 28, 1993 through October 31, 1993, respectively.

                           INTRODUCTION

   Winthrop is a diversified, open-end     among certain other affiliated mutual
management investment company              funds in accordance with such
commonly known as a "mutual fund"          shareholder's changing perceptions of
whose shares are offered in five           the relative investment potential of
separate portfolios, collectively          each investment alternative. (See
referred to as "Funds". Because            "Purchases, Redemptions and
Winthrop offers multiple funds, it is      Shareholder Services", page 29.)
known as a "series fund". Winthrop is      Shareholders of all classes of a Fund
empowered to establish additional          are entitled to their pro rata share
Funds with different investment            of any dividends and distributions
objectives and policies and offer          arising from that Fund's assets
additional classes of shares.              except that with respect to each
   Each of Winthrop's Funds is a           Fund, each Class bears different
separate pool of assets constituting,      distribution expenses. (See
in effect, a separate Fund with its        "Dividends, Distributions and Taxes",
own investment objective and               page 34.) Upon redeeming shares of a
policies. (See "Investment Objectives      Fund, the shareholder will receive
and Policies" below.) A shareholder        the next-determined net asset value
may utilize Winthrop's exchange            of that Fund represented by the
privilege to transfer such                 redeemed shares less the applicable
shareholder's assets to the same           contingent deferred sales charge, if
class in another Fund of Winthrop and      any. (See "Purchases, Redemptions and
                                           Shareholder Services", page 29.)

                INVESTMENT OBJECTIVES AND POLICIES


   The investment objectives of each       an investment will not compromise the
Fund are fundamental policies of that      Growth Fund's investment objective.
Fund and may not be changed without          It is the policy of the Growth Fund
the approval of that Fund's share-         to invest principally in common
holders. Except as set forth in            stock, securities convertible into
"Investment Restrictions", page 23,        common stock and other equity
or as otherwise indicated below, the       securities (i.e., preferred stock,
                                                       - -
investment policies of each Fund are       interests in master limited
not fundamental policies and may be        partnerships) of well-known and
changed by the Board of Trustees           established companies (generally,
without a shareholder vote.                companies in operation for more than
   The investment objectives and           three years) as well as new and
policies of each Fund are set forth        unseasoned companies which, in the
below. There can be, of course, no         opinion of the Adviser, have the
assurance that any of the Funds will       potential for long-term capital
achieve its respective investment          appreciation. Investments in new and
objective.                                 unseasoned companies which have
                                           limited operating histories may
The Funds                                  involve risks not present in
   Growth Fund The investment              investments in established and
objective of the Growth Fund is            well-known companies.
long-term capital appreciation.              Under normal circumstances, the
Investments will be made based upon        Growth Fund will have at least 65% of
their potential for long-term capital      the value of its total assets
appreciation. However, the Growth          invested in equity securities of
Fund may make an investment to earn        companies which in the opinion of the
income when, in the opinion of the         Adviser have long-term capital
Adviser, such                              appreciation potential. However, the
                                           Growth Fund reserves the right when
                                           the Adviser deter-
mines it is appropriate to invest in       domestic securities. While the Growth
investment grade short-term fixed          Fund has no present intention of
income securities and other invest-        investing any significant portion of
ment grade debt securities, enter          its assets in foreign securities, it
into repurchase agreements and hold        may invest up to 10% of the value of
cash for temporary defensive purposes      its total assets in foreign
without regard for the above               securities. Investments in foreign
limitation. In addition, under normal      securities may be subject to special
circumstances the Growth Fund may          risks, including changes in
invest up to 35% of the value of its       restrictions on foreign currency
total assets in equity securities          transactions and in rates of
selected on a basis other than             exchange, variations in accounting
long-term capital appreciation             and auditing standards, limited
potential, investment grade fixed          public information about the issuer,
income securities, including bonds,        future political and economic
debentures, notes, asset and               developments and possible imposition
mortgage-backed securities and money       of exchange controls or other foreign
market instruments such as commercial      governmental laws and restrictions
paper and bankers acceptances and          which generally are not present in
other financial instruments.  (See         investments in domestic securities.
"Additional General Investment             The Growth Fund may invest in
Policies" below for a description of       restricted securities and in
asset and mortgage-backed                  instruments having no ready market if
securities.)                               such purchases at the time thereof
   The Growth Fund may only invest in      would cause no more than 10% of the
debt securities of investment grade        value of its net assets to be
quality. Investment grade quality          invested in not readily marketable
debt securities are debt securities        assets. (See "Investment
rated in one of the four highest           Restrictions", page 23.)
rating categories by a nationally            The Growth Fund may invest up to 5%
recognized statistical rating              of its total assets in warrants which
organization and unrated debt              entitle the holder to buy equity
securities believed by the Adviser         securities at a specific price for a
(on the basis of criteria believed by      specific period of time.
the Adviser to be comparable to that         To minimize the effect of a market
applied by such rating agencies) to        decline in the value of its
be of comparable quality to debt           securities, the Growth Fund may write
securities so rated. (See "Additional      covered call options on securities or
General Investment Policies" below         stock indices. A call option on a
for a description of investment grade      security gives the purchaser of the
debt securities.) The foregoing            option, upon payment of a premium to
investment grade limitation applies        the writer of the option, the right
only at the time of initial                to purchase from the writer of the
investment and the Growth Fund may         option a specified number of shares
determine to retain in its portfolio       of a specified security on or before
securities the issuers of which have       a fixed date, at a predetermined
had their credit characteristics           price. A call option on a securities
downgraded.                                index represents the holder's right
   Critical factors considered in the      to obtain from the writer in cash a
selection of securities include the        fixed multiple of the amount by which
economic and political outlook, the        the exercise price is less than the
value of a particular security             value of the underlying securities
relative to another security, trends       index on the exercise date. So long
in the determinants of corporate           as the Growth Fund remained obligated
profits, and management capability         as a writer of covered call options,
and practices. Within this basic           it would forego the opportunity to
framework, the policy of the Growth        profit from increases in the market
Fund is to invest in any company or        price of the underlying security or
industry believed to offer the             index above the exercise price of the
opportunity for long-term capital          option. The Growth Fund may not write
appreciation. The selection of             a call option on a security unless at
securities on the basis of their           all times during the option period it
appreciation possibilities provides        owns either (i) the optioned
an opportunity for greater capital         securities, or securities convertible
gain which may involve a                   into or carrying rights to acquire
corresponding greater risk of capital      the optioned securities at no
loss than would the selection of a         additional cost, or (ii) an
more conservative equity portfolio.        offsetting call option on the same
   The Growth Fund may invest in both      securities at the same or a lower
listed and unlisted securities and in      price.
foreign as well as

When the Fund writes a call option on a    in the opinion of the Adviser, have
securities index, it will establish a      the potential for a high level of
segregated account with its custodian      capital appreciation. Because of the
in which it will deposit cash or high      Aggressive Growth Fund's policy of
quality short-term obligations or a        selecting investments on the basis of
combination of both with a value           their potential for a high level of
equal to or greater than the market        growth of capital, a greater
value of the option and will maintain      proportion of the Aggressive Growth
the account while the option is open.      Fund's assets may from time to time
In addition, the Growth Fund may not       be invested in new and unseasoned
write a call option if, as a result        companies with speculative risk
thereof, the aggregate of the Growth       characteristics as compared to an
Fund's portfolio securities subject        investment company that does not
to outstanding call options (valued        select securities on the basis of
at the lower of the option price or        their potential for a high level of
market value of such securities)           growth of capital. The Aggressive
or amount deposited in a segregated        Growth Fund will not, however, invest
account would exceed 5% of its total       more than 10% of its assets (at the
assets.                                    time of purchase) in equity
   If the Growth Fund desires to sell      securities of companies (including
a particular security from its             predecessors) that have less than
portfolio on which it has written an       three years of operations. The
option, the Fund will seek to effect       securities of such companies may be
a closing purchase transaction prior       less marketable and more volatile
to or concurrently with the sale of        than the securities of more
the security. The Fund may also enter      established companies. Although the
into a closing purchase transaction        Aggressive Growth Fund has adopted
in order to terminate its obligations      the investment policies stated above,
under an option it has written. A          it has in addition made undertakings
closing purchase transaction is            to certain States which prohibit the
a transaction in which an investor         purchase of securities of companies
who is obligated as a writer of an         which have been in operation for less
option terminates his obligation by        than three years.
purchasing an option on the same             The Aggressive Growth Fund may also
security and same terms as the option      invest in special situations, that
previously written. There can be no        is, in securities the values of which
assurances a closing purchase              may be affected by particular
transaction can be affected. The Fund      developments unrelated to business
realizes a profit or loss from a           conditions generally, and which may
closing purchase transaction if the        fluctuate without relation to general
cost of the transaction is less or         market trends. In general, a special
more than the premium received from        situation company is a company whose
the writing of the option. The Fund        securities could reasonably be
will not purchase call options except      expected to be accorded market
in closing purchase transactions.          recognition within a foreseeable
   See the Statement of Additional         period of time at an appreciated
Information for a more complete            value solely by reason of a develop-
discussion of the Growth Fund's            ment particularly or uniquely
investment practices and the risks         applicable to that company. The
associated therewith.                      principal risk associated with
   Aggressive Growth Fund The              investment in special situation
investment objective of the                companies is that if the anticipated
Aggressive Growth Fund is a high           development does not occur, the
level of growth of capital. The            investment is likely not to
Aggressive Growth Fund is not              appreciate or may decline. Examples
intended for investors whose               of special situations are companies
principal objective is assured income      being reorganized or merged,
or preservation of capital.                companies having unusual new products
   It is the policy of the Aggressive      or which enjoy particular tax advan-
Growth Fund to invest principally in       tages, or acquire new management. In
common stock and securities                addition, the Aggressive Growth Fund
convertible into common stock, but it      may invest in the securities of
may when deemed appropriate by the         companies that appear relatively
Adviser invest all or part of its          under-priced in relation to future
assets in preferred stock, other           prospects as assessed by the Adviser.
equity securities and in bonds and         This would include investments in
other debt securities as described         companies in industries where an
below. The Aggressive Growth Fund may      important, positive change in outlook
invest in established companies            appears probable or in companies
(generally, companies in operation         where significant and identifiable
for more than three years) as well as      internal changes have occurred but,
in new and unseasoned companies that,      in
the view of the Adviser, have yet to       investment in equity securities of
be broadly identified by investors.        small- to medium-size companies that
   In addition to common stock and         are believed by the Adviser to have
securities convertible into common         the potential for a high level of
stock, the Aggressive Growth Fund may      capital appreciation. This emphasis
invest in preferred stock, investment      may be altered when, in the view of
grade debt securities (including           the Adviser, some other emphasis is
bonds, debentures, notes, asset and        more appropriate to the Aggressive
mortgage-backed securities and             Growth Fund's investment objective.
convertible securities), U.S.              Securities of small- and medium-size
Government securities (including           companies may be less marketable and
securities issued or guaranteed by         more volatile than securities of
agencies or instrumentalities of the       larger companies. Smaller and
U.S. Government), municipal                medium-size companies generally tend
securities (including general and          to reinvest earnings rather than pay
special obligation securities and          cash dividends. Dividend income
industrial revenue bonds) and money        generally is not considered by the
market instruments (such as                Adviser in the choice of portfolio
commercial paper and bankers' accept-      securities for the Aggressive Growth
ances) and other financial                 Fund. The selection of securities on
instruments. (See "Additional General      the basis of the potential for a high
Investment Policies" below for a           level of capital appreciation
description of asset and                   provides an opportunity for a high
mortgage-backed securities.)               level of capital gain and involves a
   The Aggressive Growth Fund may only     corresponding greater risk of capital
invest in debt securities of               loss than would the selection of a
investment grade quality. Investment       more conservative portfolio. There
grade quality debt securities are          can be no assurance that the
debt securities rated in one of the        Aggressive Growth Fund will achieve
four highest rating categories by a        its investment objective.
nationally recognized statistical            The Aggressive Growth Fund may
rating organization and unrated debt       invest in securities listed on a
securities believed by the Adviser         securities exchange and securities
(on the basis of criteria believed by      traded in the over-the-counter
the Adviser to be comparable to that       markets. It may also invest in
applied by such rating agencies) to        foreign as well as domestic
be of comparable quality to debt           securities. A greater proportion of
securities so rated. (See "Additional      the securities in which the Fund
General Investment Policies" below         invests may not be listed on any
for a description of investment grade      national securities exchange as
debt securities.) The foregoing            compared with an investment company
investment grade limitation applies        that invests primarily in securities
only at the time of initial                of larger companies. Securities not
investment and the Aggressive Growth       listed on a national securities
Fund may determine to retain in its        exchange may be less liquid and more
portfolio securities the issuers of        volatile than listed securities. The
which have had their credit                Aggressive Growth Fund may invest up
characteristics downgraded.                to 20% of the value of its total
   In selecting portfolio investments      assets in foreign securities.
for the Aggressive Growth Fund, the        Investments in foreign securities may
Adviser considers factors such as the      be subject to special risks,
general economic and political             including changes in restrictions on
outlook, the value of a particular         foreign currency transactions and
security relative to the value for         fluctuations in rates of exchange,
other securities, trends in                variations in accounting and auditing
determinants of corporate profits and      standards, limited public information
management capability and practices.       about the issuer, future political
Within this basic framework, the           and economic developments and
Adviser attempts to find relatively        possible imposition of exchange
established companies in growth            controls or other foreign
industries that have product,              governmental laws or restrictions
management or similar advantages over      which generally are not present in
other companies in such industries         investments in domestic securities.
and that are believed by the Adviser       The Aggressive Growth Fund may invest
to offer the potential for a high          in instruments having no ready market
level of capital appreciation. The         if such purchases at the time thereof
Aggressive Growth Fund presently           would cause no more than 10% of the
intends to emphasize                       value of its net assets to be
                                           invested in not readily marketable
                                           assets. Although the Aggressive
                                           Growth Fund has adopted
this investment policy, it has in          indices of securities as a means of
addition made undertakings to certain      achieving additional return or of
States which limit to no more than 5%      hedging the value of its portfolio.
of its total assets its investment in      The Aggressive Growth Fund's success-
not readily marketable securities.         ful purchase of options depends on
The Aggressive Growth Fund also may        the ability of the Adviser to predict
invest up to 5% of its total assets        the direction of the market and is
in warrants or rights which entitle        subject to certain additional risks,
the holder to buy equity securities        including generally greater
at a specific price during or at the       volatility of options as compared to
end of a specific period of time.          common stocks and the risk that an
   The Aggressive Growth Fund may          option will expire without value. A
engage in short-term portfolio             call option is a contract that gives
transactions in an attempt to              the holder of the option the right,
generate capital gains when deemed         in return for a premium paid, to buy
appropriate by the Adviser under the       from the seller the security
circumstances, taking into                 underlying the option at a specified
consideration the market analysis          exercise price at any time during the
factors of any particular security         term of the option or, in some cases,
and the technical conditions of the        only at the end of the term of the
securities markets. In accordance          option. The seller of the call option
with the investment policy of              has the obligation upon exercise of
engaging in short-term portfolio           the option to deliver the underlying
transactions, the Aggressive Growth        security upon payment of the exercise
Fund has no restrictions with respect      price. A put option is a contract
to portfolio turnover and the rate of      that gives the holder of the option
portfolio turnover is not considered       the right, in return for a premium,
a prohibitive factor by the Adviser        to sell to the seller of the option
when considering short-term portfolio      the underlying security at a
transactions. As a result of this          specified price. The seller of the
policy, it is possible that the            put, on the other hand, has the
Aggressive Growth Fund's annual            obligation to buy the underlying
portfolio turnover rate may exceed         security upon exercise at the
100%, although the Adviser                 exercise price.
anticipates that such rate will not          If the Aggressive Growth Fund has
exceed 200%. Because it is difficult       sold an option, it may terminate its
to predict accurately portfolio            obligation by effecting a closing
turnover rates, actual turnover may        purchase transaction. This is
be higher or lower. The portfolio          accomplished by purchasing an option
turnover rate is computed by dividing      of the same series as the option
the lesser of the amount of the            previously sold. There can be no
securities purchased or the                assurance that a closing purchase
securities sold by the average             transaction can be effected when the
monthly value of securities owned          Aggressive Growth Fund so desires.
during the year, excluding securities      The purchaser of an option risks a
whose maturities at the time of            total loss of the premium paid for
acquisition were one year or less. A       the option if the price of the
high degree of portfolio turnover          underlying security does not increase
results in increased transaction           or decrease sufficiently to justify
costs. In addition, a high degree of       exercise. The seller of an option, on
portfolio turnover will make it more       the other hand, will recognize the
difficult for the Aggressive Growth        premium as income if the option
Fund to qualify as a pass-through          expires unexercised but forgoes any
entity for federal tax purposes due        capital appreciation in excess of the
to a requirement under federal tax         exercise price in the case of a call
law that a registered investment           option and may be required to pay a
company, such as the Aggressive            price in excess of current market
Growth Fund, obtain less than 30% of       value in the case of a put option.
its gross income in any tax year from      Options purchased and sold in private
gains on the sale of securities held       transactions (other than on an
less than three months. The                exchange) also impose on the
Aggressive Growth Fund intends to so       Aggressive Growth Fund the credit
qualify as a pass-through entity.          risk that the counterparty will fail
Failure to so qualify would result in      to honor its obligations. The
federal taxation of the Aggressive         Aggressive Growth Fund will not
Growth Fund at the standard effective      purchase options if, as a result, the
corporate rate of up to 35%.               aggregate cost of all outstanding
   The Aggressive Growth Fund may          options exceeds 10% of its assets.
purchase or sell options on                The Aggressive Growth Fund may also
individual securities as well as on        purchase and sell financial futures
                                           contracts and options thereon for
                                           hedging
and risk management purposes. To the
extent that puts, calls, straddles              (3) Obligations issued or
and similar investment strategies            guaranteed by national or state
involve instruments regulated by the         bank holding companies, which
Commodity Futures Trading Commission,        obligations are not rated as a
the Aggressive Growth Fund is limited        matter of policy by either Moody's
to an investment not in excess of 5%         or S&P, but which, in the opinion
of its total assets. Although the            of the Adviser (on the basis of
Aggressive Growth Fund has adopted           criteria believed by the Adviser to
the investment policies stated above,        be comparable to that used by
it has in addition made undertakings         nationally recognized statistical
to certain States which (a) prohibit         rating organizations for assigning
investment in commodities and                ratings), meet the Fixed Income
commodity futures contracts, (b)             Fund's investment objective; and
limit investment in options,                    (4) Commercial paper rated
financial futures and stock index            Prime-1 by Moody's or A-1 + or A-1
futures to 5% of the value of its net        by S&P.
assets and (c) prohibit investment in        The Fixed Income Fund may also
interests in oil, gas, or other            invest not more than 25% of its total
mineral exploration or development         assets at the time of investment in
programs.                                  debt securities rated Baa or MIG-2 by
   See the Statement of Additional         Moody's or BBB or SP-2 by S&P and in
Information for a more complete            commercial paper rated Prime-2 by
description of the Aggressive Growth       Moody's or A-2 by S&P, to the extent
Fund's investment practices and the        that such investments would, in the
risks associated therewith.                opinion of the Adviser, be consistent
   Fixed Income Fund The investment        with the Fixed Income Fund's
objective of the Fixed Income Fund is      investment objective. (See
to provide as high a level of total        "Additional General Investment
return as is consistent with capital       Policies" below for a description of
preservation by investing principally      securities rated BBB by S&P and Baa
in debt securities, including,             by Moody's and of asset and
without limitation, convertible and        mortgage-backed securities.)
nonconvertible debt securities of            The Fixed Income Fund may enter
foreign and domestic companies,            into repurchase agreements,
including both well-known and estab-       terminable within seven days or less,
lished and new and lesser-known            with respect to issues of the United
companies. Total return means the sum      States Treasury, with member banks of
of interest income, dividend income        the Federal Reserve System or primary
(if any) and capital gains less            dealers in U.S. Government
capital losses. Capital preservation       Securities, as long as such
means minimizing the risk of capital       investments do not in the aggregate
loss in a period of falling prices         exceed 15% of the total assets of the
(rising interest rates) for debt           Fixed Income Fund (except where such
securities.                                investments are made for temporary
   Specifically, the investment            defensive purposes in which case no
policies of the Fixed Income Fund          limit is applicable).
permit it to invest, without restric-        As a matter of fundamental policy,
tion, in the following types of            which cannot be changed without
securities:                                approval by the vote of a majority of
     (1) Bonds, including municipal        the Fixed Income Fund's outstanding
   bonds (taxable and tax-exempt,          voting securities (as defined in the
   including, among others, special        Statement of Additional Information),
   and general obligation bonds and        the Fixed Income Fund will invest at
   industrial development bonds) and       least 80% of the value of its total
   other debt securities, which are        assets at the time of investment in
   rated Aaa, Aa, A or MIG-1 by            debt securities. In normal
   Moody's Investors Service, Inc.         circumstances, the Fixed Income Fund
   ("Moody's"), or AAA, AA, A or SP-1      will invest at least 65% of the value
   by Standard & Poor's Ratings Group      of its total assets in fixed income
   ("S&P");                                securities. However, the Fixed Income
     (2) Marketable obligations of,        Fund reserves the right to hold cash
   or guaranteed by, the United States     and short-term fixed income
   Government, its agencies or             securities and to enter into
   instrumentalities ("U.S. Government     repurchase agreements as necessary
   Securities");                           for temporary defensive or emergency
                                           purposes as deter-
mined by the Adviser without regard        be no assurance that the Growth and
for the above limitations.                 Income Fund will achieve its
   The Fixed Income Fund may also          investment objective.
invest in restricted securities and          The Growth and Income Fund may
in instruments having no ready market      invest in common stock, securities
if such purchases at the time thereof      convertible into common stock,
would not cause more than 10% of the       preferred stock, debt securities
value of its net assets to be              (including bonds, debentures, notes
invested in not readily marketable         and asset and mortgage-backed
assets. (See "Investment                   securities), U.S. Government
Restrictions", page 23).                   securities (including securities
   The Adviser intends to adjust the       issued or guaranteed by agencies or
average maturity of the Fund's             instrumentalities of the U.S.
portfolio depending upon its               Government), municipal securities
assessment of the relative yields on       (including general and special
debt securities of different               obligation securities and industrial
maturities and its expectations of         revenue bonds) and money market
future interest rate patterns.             instruments, such as commercial
Because the change in market value of      paper, bankers acceptances and other
a debt security generally is               financial instruments. (See
inversely related to market interest       "Additional General Investment
rates, the market value of the Fixed       Policies" below for a description of
Income Fund's investments will tend        asset and mortgage-backed
to decrease during periods of rising       securities.) Although the Growth and
interest rates and to increase during      Income Fund emphasizes investment in
periods of falling rates. The              common stock, there is no fixed
magnitude of the fluctuations in           proportion of the Growth and Income
market value of the Fund's portfolio       Fund's assets that must be invested
as a result of fluctuations in             in particular types of securities.
interest rates will generally be           The proportion of assets to be
greater at times when the average          invested in various types of
maturity of the Fund's portfolio is        securities will be determined from
longer. The Fixed Income Fund will         time to time by the Adviser.
invest and hold debt securities              The Growth and Income Fund may only
which, in the opinion of the Adviser,      invest in debt securities of
will maximize the total return of the      investment grade quality. Investment
portfolio.                                 grade debt securities are debt
   See the Statement of Additional         securities rated in one of the four
Information for a more complete            highest rating categories by a
description of the Fixed Income            nationally recognized statistical
Fund's investment practices and the        rating organization and unrated debt
risks associated therewith.                securities believed by the Adviser
   Growth and Income Fund The              (on the basis of criteria believed by
investment objective of the Growth         the Adviser to be comparable to that
and Income Fund is long-term capital       applied by such rating agencies) to
appreciation and continuity of             be of comparable quality to debt
income. The Growth and Income Fund         securities so rated. (See "Additional
pursues its investment objective by        General Investment Policies" below
investing principally in                   for a description of investment grade
dividend-paying common stock and           debt securities.) The foregoing
diversifying its investments among         investment grade limitation applies
different industries and different         only at the time of initial
companies. The Growth and Income           investment and the Growth and Income
Fund's investment portfolio is             Fund may determine to retain in its
structured with a view to combining        portfolio securities the issuers of
an opportunity for long-term capital       which have had their credit
appreciation with continuity of            characteristics downgraded.
income. Accordingly, the Growth and          The Growth and Income Fund may
Income Fund invests in securities on       invest in both listed and unlisted
the basis of the Adviser's evaluation      securities and in foreign as well as
of their investment merit and their        domestic securities. Investments in
potential for appreciation in value        foreign securities may be subject to
and/or income. The selection of            special risks, including changes in
securities on the basis of their           restrictions on foreign currency
capital appreciation or income             transactions and in rates of
potential cannot ensure against            exchange, variations in accounting
possible loss in value and there can       and auditing standards, limited
                                           public information about the issuer,
                                           future political and economic
                                           developments and possible imposition
                                           of
exchange controls or other                 option and will maintain the account
governmental laws or restrictions          while the option is open. In
which generally are not present in         addition, the Growth and Income Fund
investments in domestic securities.        may not write a call option if, as a
The Growth and Income Fund may invest      result thereof, the aggregate of the
in restricted securities and in other      Growth and Income Fund's portfolio
investments having no ready market if      securities subject to outstanding
such purchases at the time thereof         call options (valued at the lower of
would cause no more than 10% of the        the option price or market value of
value of its net assets to be              such securities) or amount deposited
invested in not readily marketable         in a segregated account would exceed
assets. (See "Investment                   5% of its total assets.
Restrictions", page 23).                     If the Growth and Income Fund
   Within the foregoing limits, the        desires to sell a particular security
investments of the Growth and Income       from its portfolio on which it has
Fund are diversified among as many         written an option, the Fund will seek
different companies and industries as      to effect a closing purchase
seem appropriate to the Adviser in         transaction prior to or concurrently
light of conditions prevailing at any      with the sale of the security. The
given time. Concentration or               Fund may also enter into closing
diversification of assets does not         purchase transaction in order to
eliminate the risk inherent in             terminate its obligation under an
securities investments.                    option it has written. A
   To minimize the effect of a market      closing purchase transaction is a
decline in the value of its                transaction in which an investor who
securities, the Growth and Income          is obligated as a writer of an option
Fund may write covered call options        terminates such investor's obligation
on securities or stock indices. A          by purchasing an option on the same
call option on a security gives the        security and same terms as the option
purchaser of the option, upon payment      previously written. There can be no
of a premium to the writer of the          assurance a closing purchase
option, the right to purchase from         transaction can entered into. The
the writer of the option a specified       Fund realizes a profit or loss from a
number of shares of a specified            closing purchase transaction if the
security on or before a fixed date,        cost of the transaction is less or
at a predetermined price. A call           more than the premium received from
option on a securities index               the writing of the option. The Fund
represents the holder's right to           will not purchase call options except
obtain from the writer in cash a           in closing purchase transactions.
fixed multiple of the amount by which        Although the Growth and Income Fund
the exercise price is less than the        has adopted the investment policies
value of the underlying securities         described above, it has in addition
index on the exercise date. So long        made undertakings to certain States
as the Growth and Income Fund              which (a) prohibit the purchase of
remained obligated as a writer of          securities of companies which have
covered call options, it would forego      been in operation for less than three
the opportunity to profit from             years, (b) limit to no more than 5%
increases in the market price of the       of its total assets its investment in
underlying security or index above         not readily marketable securities,
the exercise price of the option. The      and (c) limit to no more than 5% of
Growth and Income Fund may not write       its total assets its aggregate
a call option on a security unless at      investment in puts, calls, straddles,
all times during the option period it      spreads, and any combination thereof.
owns either (i) the optioned                 See the Statement of Additional
securities, or securities convertible      Information for a more complete
into or carrying rights to acquire         discussion of the Growth and Income
the optioned securities at no              Fund's investment practices and the
additional cost, or (ii) an                risks associated therewith.
offsetting call option on the same           Municipal Trust Fund The investment
securities at the same or a lower          objective of the Municipal Trust Fund
price. When the Fund writes a call         is to provide as high a level of
option on a securities index, it will      total return as is consistent with
establish a segregated account with        capital preservation by investing
its custodian in which it will             principally in high grade tax-exempt
deposit cash or high quality short-        municipal securities. This investment
term obligations or a combination of
both with a value equal to or greater
than the market value of the
objective, unlike most other               MIG-2 by Moody's or BBB or SP-2 by
municipal bond funds, is not to            S&P and in commercial paper rated
                         ---
provide current income which is            Prime-2 by Moody's or A-2 by S&P, to
exempt from federal and/or state           the extent that such investments
income tax. Total return means the         would, in the opinion of the Adviser,
sum of interest income and capital         be consistent with the Municipal
gains less capital losses. The             Trust Fund's investment objective.
Municipal Trust Fund intends to            (See "Additional General Investment
distribute annually its net capital        Policies" below for a description of
gains. Any such distributions will be      securities rated BBB by S&P and Baa
                ---------------------
taxable to a shareholder as capital        by Moody's.) Non-rated municipal
-------
gain. See "Dividends, Distributions        securities will also be considered
and Taxes" on p. __.                       for investment by the Municipal Trust
   The Municipal Trust Fund attempts       Fund when the Adviser believes that
to provide high total return by            the financial condition of the
actively managing the maturities of        issuers of such obligations and the
the bonds in the portfolio in              protection afforded by the terms of
response to the Adviser's                  the obligations themselves limit the
anticipation of the movement of            risk to the Fund to a degree
interest rates. The Fund will shorten      comparable to that of rated
the portfolio's maturities when the        securities which are consistent with
Adviser believes that interest rates       the Fund's objective and policies.
will rise and lengthen maturities            Municipal securities fall into two
when the Adviser believes that rates       principal classes:  bonds and notes.
will fall. To a lesser extent, the         Municipal bonds, which are longer-
Municipal Trust Fund will also             term debt obligations meeting long
attempt to enhance total return by         term capital needs, fall into two
selecting municipal securities which       general classifications: "general
the Adviser believes are undervalued.      obligation" bonds or "revenue" bonds.
The success of these strategies            Payment of principal and interest on
depends upon the Adviser's ability to      general obligation bonds is secured
accurately forecast changes in             by the issuing municipality's pledge
interest rates and to properly assess      of its full faith, credit, and taxing
the value of municipal securities.         power. Payment on revenue bonds is
The investor should be aware that          met from the revenues derived from a
there can be no assurances that the        certain facility, class of
Fund's investment strategies will be       facilities, special excise or other
successful.                                tax, but not from general tax
   Under normal circumstances, it is       revenues. Variations on these two
the Municipal Trust Fund's policy to       classifications exist, such as
invest at least 80% of the value of        revenue bonds backed by a
its total assets at the time of            municipality's general taxing power,
investment in tax-exempt municipal         or general obligation bonds backed by
securities. However, the Municipal         limited taxing power. Municipal notes
Trust Fund reserves the right to hold      are short-term debt obligations
cash and short-term fixed income           generally maturing in a year or less
securities and to enter into               meeting short term capital needs and
repurchase agreements as necessary         are also either "general obligation"
for temporary defensive or emergency       or "revenue" debt securities. They
purposes as determined by the Adviser      include tax anticipation notes,
without regard for the above               revenue anticipation notes, bond
limitation.                                anticipation notes, construction loan
   The Municipal Trust Fund seeks to       notes and tax-exempt commercial
achieve its objective by investing         paper.
primarily in a diversified portfolio         Municipal securities may have
of high grade, intermediate term           fixed, variable or floating rates of
municipal securities. The investment       interest. Variable and floating rate
policies of the Municipal Trust Fund       securities pay interest at rates that
permit it to invest, without               are adjusted periodically, according
restriction, in tax-exempt municipal       to a specified formula, in order to
bonds and notes which are rated Aaa,       minimize fluctuation in the principal
Aa, A or MIG-1 by Moody's or AAA, AA,      value of the securities. A "variable"
A or SP-1 by S&P.                          interest rate adjusts at
   The Municipal Trust Fund may also       predetermined intervals (e.g., daily,
invest not more than 25% of its total      weekly, or monthly), while a
assets at the time of investment in        "floating" interest rate adjusts
municipal securities rated Baa or          whenever a specified benchmark rate
                                           (such as the bank prime lending rate)
                                           changes.

   The Adviser intends to adjust the       minimum tax ("AMT-Subject Bonds").
average maturity of the Fund's             Currently, existing tax law draws a
portfolio depending upon its               distinction between municipal
assessment of the relative yields on       securities issued to finance certain
municipal securities of different          "private activities" and other
maturities and its expectations of         municipal securities. Such private
future interest rate patterns.             activity bonds include bonds issued
Because the change in market value of      to finance such projects as airports,
a debt security generally is               housing projects, resource recovery
inversely related to market interest       programs, solid waste disposal
rates, the market value of the             facilities, student loan programs,
Municipal Trust Fund's investments         and water and sewage projects.
will tend to decrease during periods       Interest income from such private
of rising interest rates and to            activity bonds (AMT-Subject Bonds)
increase during periods of falling         becomes an item of "tax preference"
rates. The magnitude of the                which is subject to the alternative
fluctuations in market value of the        minimum tax ("AMT") when received by
Fund's portfolio as a result of            a person in a tax year during which
fluctuations in interest rates will        he is subject to that tax. Because
generally be greater at times when         interest income on AMT-Subject Bonds
the average maturity of the Fund's         is taxable to certain investors, it
portfolio is longer. The Municipal         is expected, although there can be no
Trust Fund will invest and hold debt       guarantee, that such municipal
securities which, in the opinion of        securities generally will provide
the Adviser, will maximize the total       somewhat higher yields than other
return of the portfolio.                   municipal securities ("AMT-Exempt
   The Municipal Trust Fund may enter      Bonds") of comparable quality and
into repurchase agreements,                maturity.
terminable within seven days or less,        The dividends of the Municipal
with respect to issues of the United       Trust Fund will consist of income
States Treasury, with member banks of      exempt from federal income tax,
the Federal Reserve System or primary      income subject to the federal AMT,
dealers in U.S. Government                 and taxable ordinary income and
Securities, as long as such                capital gains. (See "Dividends,
investments do not in the aggregate        Distributions and Taxes" on page __).
exceed 15% of the total assets of the        See the Statement of Additional
Municipal Trust Fund (except where         Information for a more complete
such investments are made for              description of the Municipal Trust
temporary defensive purposes in which      Fund's investment practices and the
case no limit is applicable).              risks associated therewith.
   The Municipal Trust Fund may also         Additional General Investment
invest in restricted securities and        Policies The following general
in instruments having no ready market      investment policies supplement those
if such purchases at the time thereof      set forth above for each Fund.
would not cause more than 15% of the         Mortgage and Asset-Backed
value of its net assets to be              Securities Except for the Municipal
invested in not readily marketable         Trust Fund, the Funds may invest in
assets. (See "Investment                   mortgage and asset-backed securities.
Restrictions", page 22).                   "Mortgage-backed securities" are
   Although the Municipal Trust Fund       securities that directly or
has adopted the investment policies        indirectly represent a participation
described above, it has in addition        in, or are secured by and payable
made undertakings to certain States        from, mortgage loans on real
which (a) prohibit the purchase of         property, including pass-through
securities of companies which have         securities such as Ginnie Mae, Fannie
been in operation for less than three      Mae and Freddie Mac Certificates. The
years, (b) limit to no more than 10%       yield and credit characteristics of
of its total assets its investment in      mortgage-backed securities differ in
restricted securities and to no more       a number of respects from traditional
than 5% of its total assets its            fixed income securities. The major
investment in equity securities which      differences typically include more
are not readily marketable and (c)         frequent interest and principal
limit to no more than 5% of its total      payments, usually monthly, and the
assets its aggregate investment in         possibility that prepayment of
puts, calls, straddles, spreads, and       principal may be made at any time.
any combinations thereof.                  Prepayment
   The Municipal Trust Fund may invest
in municipal bonds that are subject
to the alternative
rates are influenced by changes in           Investment Grade Debt Securities
current interest rates and a variety       The Funds may invest in debt
of other factors. In general, changes      securities of investment grade
in the rate of prepayment on a             quality. Investment grade debt
security will change the yield to          securities are debt securities rated
maturity of the security. Under            in one of the four highest rating
certain interest rate or prepayment        categories by a nationally recognized
rate scenarios, a Fund may fail to         statistical rating organization and
recoup fully its investment in such        unrated debt securities believed by
securities notwithstanding the credit      the Adviser (on the basis of criteria
quality of the issuers of such             believed by the Adviser to be
securities. As a result of usual           comparable to that applied by such
prepayment patterns, amounts               rating agencies) to be of comparable
available for reinvestment are likely      quality to debt securities so rated.
to be greater during a period of           Debt securities rated Baa or higher
declining interest rates and, thus,        by Moody's or BBB or higher by S&P
are likely to be invested at lower         are investment grade securities.
interest rates, than during a period       Securities rated BBB are regarded by
of rising interest rates. Mortgage-        S&P as having an adequate capacity to
backed securities may decrease in          pay interest and repay principal;
value as a result of increases in          whereas such securities normally
interest rates and may benefit less        exhibit adequate protection
than other fixed income securities         parameters, adverse economic condi-
from declining interest rates because      tions or changing circumstances are
of the risk of prepayment. Except for      more likely, in the opinion of S&P,
the Municipal Trust Fund, the Funds        to lead to a weakened capacity to pay
may also invest in private mortgage        interest and repay principal for debt
pass-through securities. Such              in this category than in higher rated
securities are not guaranteed by the       categories. Securities rated Baa by
U.S. Government or its agencies or         Moody's are considered by Moody's to
instrumentalities. In addition, the        be medium grade obligations; they are
Aggressive Growth Fund may invest in       neither highly protected nor poorly
securities representing interests in       secured; interest payments and
a pool of mortgages or other assets        principal security appear to be
the cash flow of which has been            adequate for the present but certain
separated into its interest and            protective elements may be lacking or
principal components, commonly known       may be characteristically unreliable
as "IOs" (interest only) and "POs"         over any great length of time; in the
(principal only), although the             opinion of Moody's, they lack
Aggressive Growth Fund has no present      outstanding investment charac-
intention to so invest. IOs and POs        teristics and in fact have
issued by parties other than agencies      speculative characteristics as well.
or instrumentalities of the U.S.           For a more complete description of
Government are considered, under           Moody's and S&P's ratings, see the
current guidelines of the staff of         Appendix to the Statement of
the Securities and Exchange                Additional Information incorporated
Commission, to be illiquid                 by reference into this Prospectus.
securities.                                  Repurchase Agreements The Funds may
   "Asset-backed securities" have          enter into "repurchase agreements"
similar structural characteristics to      with respect to U.S. Government
mortgage-backed securities, but the        Securities. The Funds may enter into
underlying assets include assets such      repurchase agreements with member
as motor vehicle installment sales or      banks of the Federal Reserve System
installment loan contracts, leases of      or "primary dealers" (as designated
various types of real and personal         by the Federal Reserve Bank of New
property, and receivables from             York) in such securities. Repurchase
revolving credit agreements, rather        agreements permit a Fund to keep all
than mortgage loans or interests in        of its assets at work while retaining
mortgage loans. Asset-backed               "overnight" flexibility in pursuit of
securities present certain risks that      investments of a longer-term nature.
are not present in mortgage-backed         Winthrop requires continual
securities; primarily, these               maintenance of collateral with the
securities do not have the benefit of      Custodian in an amount equal to, or
the same security interest in the          in excess of, the market value of the
related collateral. There is the           securities which are the subject of a
possibility that recoveries of             repurchase agreement. In the event a
repossessed collateral may not, in         vendor defaults on its repurchase
some cases, be available to support        obligation, the Fund might suffer a
payments on these securities.              loss to the extent that the
proceeds from the sale of the              Government Securities maintained in
collateral were less than the              an amount at least equal to the
repurchase price. If the vendor            market value of the securities
becomes the subject of bankruptcy          loaned. Accordingly, the Funds will
proceedings, the Fund might be             continuously secure the lending of
delayed in selling the collateral.         portfolio securities by collateral
   Reverse Repurchase Agreements The       held by the Custodian consisting of
Growth Fund, Aggressive Growth Fund,       cash, cash equivalents or U.S.
Fixed Income Fund and Municipal Trust      Government Securities maintained in
Fund each may also enter into reverse      an amount at least equal to the
repurchase agreements. Under a             market value of the securities
reverse repurchase agreement a Fund        loaned. The Funds have the right to
would sell securities and agree to         call such a loan and obtain the
repurchase them at a mutually agreed       securities loaned at any time on five
upon date and price. At the time a         days' notice. As is the case with any
Fund enters into a reverse repurchase      extension of credit, loans of
agreement, it would establish and          portfolio securities involve special
maintain with an approved custodian a      risks in the event that the borrower
segregated account containing liquid       should be unable to repay the loan,
high grade securities having a value       including delays or inability to
not less than the repurchase price.        recover the loaned securities or
Reverse repurchase agreements involve      foreclose against the collateral. The
the risk that the market value of the      aggregate value of securities loaned
securities subject to such agreement       by a Fund may not exceed 25% of the
could decline below the repurchase         value of its total assets.
price to be paid by a Fund for such          When Issued, Delayed Delivery
securities. In the event the buyer of      Securities and Forward Commitments
securities under a reverse repurchase      The Funds may, to the extent
agreement filed for bankruptcy or          consistent with their other
became insolvent, such buyer or            investment policies and restrictions,
receiver would receive an extension        enter into forward commitments for
of time to determine whether to            the purchase or sale of securities,
enforce the Fund's obligations to          including on a "when issued" or
repurchase the securities and the          "delayed delivery" basis in excess of
Fund's use of the proceeds of the          customary settlement periods for the
reverse repurchase could effectively       type of security involved. In some
be restricted pending such decision.       cases, a forward commitment may be
Reverse repurchase agreements create       conditioned upon the occurrence of a
leverage, a speculative factor, but        subsequent event, such as approval
are not considered borrowings or           and consummation of a merger,
senior securities by the Funds or the      corporate reorganization or debt
Securities and Exchange Commission to      restructuring, i.e., a when, as and
the extent liquid high-grade assets        if issued security. When such
are segregated in an amount at least       transactions are negotiated, the
equal to the amount of the liability.      price is fixed at the time of the
   Securities Lending The Growth Fund,     commitment, with payment and delivery
Aggressive Growth Fund, Fixed Income       taking place in the future, generally
Fund and Municipal Trust Fund each         a month or more after the date of the
may seek to receive or increase            commitment. While the Funds will only
income by lending their respective         enter into a forward commitment with
portfolio securities. Under present        the intention of actually acquiring
regulatory policies, such loans may        the security, the Funds may sell the
be made to member firms of the New         security before the settlement date
York Stock Exchange and are required       if it is deemed advisable.
to be secured continuously by                Securities purchased under a
collateral held by the Custodian           forward commitment are subject to
consisting of cash, cash equivalents       market fluctuation, and no interest
or U.S.                                    (or dividends) accrues to a Fund
                                           prior to the settlement date. The
                                           Funds will segregate with their
                                           Custodian cash or liquid high-grade
                                           debt securities in an aggregate
                                           amount at least equal to the amount
                                           of their respective outstanding
                                           forward commitments.
                                             Portfolio Turnover The portfolio
                                           turnover rate for the Growth Fund,
                                           the Fixed Income Fund, the Aggressive
                                           Growth Fund, the Growth and Income
                                           Fund and the Municipal Trust Fund for
                                           the year ended October 31, 1995 was
                                           101.7%, 66.1%, 25.1%, 31.8% and
                                           49.3%, respectively.

                     INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

   Winthrop has adopted certain
investment restrictions applicable to           (4) Make loans of its assets to
each Fund which are fundamental              any person, except for (i) the
policies and may not be changed with         purchase of publicly distributed
respect to a Fund without the                debt securities, (ii) the purchase
approval of the shareholders of that         of non-publicly distributed
Fund. Briefly, these restrictions            securities subject to paragraph 7,
provide that a Fund may not:                 (iii) the lending of portfolio
     (1) Purchase the securities of          securities, and (iv) the entering
   any one issuer other than the             of repurchase agreements.
   United States Government or any of           (5) Borrow money except for (i)
   its agencies or instrumentalities,        the short-term credits from banks
   if immediately after such purchase        referred to in paragraph 3 above
   more than 5% of the value of the          and (ii) borrowings from banks for
   Fund's assets would be invested in        temporary or emergency purposes,
   such issuer or the Fund would own         including the meeting of redemption
   more than 10% of the outstanding          requests which might require the
   voting securities of such issuer,         disposition of securities.
   except that up to 25% of the value        Borrowing in the aggregate may not
   of the Fund's total assets may be         exceed 15%, and borrowing for
   invested without regard to such 5%        purposes other than meeting
   and 10% limitations.                      redemptions may not exceed 5% of
     (2) Invest more than 25% of its         the value of the Fund's total
   total assets in the securities of         assets (including all amounts
   issuers conducting their principal        borrowed) less liabilities (not
   business activities in any one            including all amounts borrowed) at
   industry, provided that, for              the time the borrowing is made.
   purposes of this policy, consumer         Outstanding borrowings in excess of
   finance companies, industrial             5% of the value of the Fund's total
   finance companies and gas,                assets will be repaid before any
   electric, water and telephone             subsequent investments are made.
   utility companies are each                This restriction and asset
   considered to be separate                 limitation on borrowing shall not
   industries, and provided further,         prohibit the Funds from entering
   that there is no limitation for the       into reverse repurchase agreements.
   Fixed Income Fund, the Municipal             (6) Mortgage, pledge or
   Trust Fund, the Aggressive Growth         hypothecate any of its assets,
   Fund or the Growth and Income Fund        except as may be necessary in
   in respect of investments in U.S.         connection with permissible
   Government Securities or, for the         borrowings mentioned in paragraph 5
   Fixed Income Fund, the Municipal          and except, with
   Trust Fund and the Aggressive
   Growth Fund, in municipal bonds
   (including industrial development
   bonds). A Fund may be deemed to be
   concentrated to the extent that it
   invests more than 25% of its total
   assets in taxable municipal
   securities issued by a single
   issuer.
     (3) Purchase securities on
   margin, but a Fund may obtain such
   short-term credits from banks as
   may be necessary for the clearance
   of purchases and sales of
   securities.

   respect to the Aggressive Growth          such purchase at the time thereof
   Fund and the Growth and Income            would cause more than 10% of the
   Fund, in connection with hedging          value of the total assets of the
   transactions, short sales (against        Fund to be invested in the
   the box), when issued and forward         securities of such issuer or
   commitment transactions and similar       issuers.
   investment strategies.                       (10) With respect to the Growth
     (7) Act as an underwriter of            Fund, the Fixed Income Fund, the
   securities of other issuers, except       Municipal Trust Fund and the Growth
   that a Fund may acquire restricted        and Income Fund, purchase or retain
   or not readily marketable                 the securities of any issuer if, to
   securities under circumstances            the knowledge of Winthrop's man-
   where, if such securities were            agement, those officers and
   sold, the Funds or Winthrop might         Trustees of Winthrop and its
   be deemed to be an underwriter for        Adviser who each own beneficially
   purposes of the Securities Act of         more than one-half of 1% of the
   1933 and except, with respect to          outstanding securities of such
   the Aggressive Growth Fund, to the        issuer together own more than 5% of
   extent that in connection with the        the securities of such issuer.
   disposition of portfolio securities          (11) With respect to the Growth
   such Fund may be deemed to be an          Fund, the Fixed Income Fund, the
   underwriter.                              Municipal Trust Fund and the Growth
     (8) Invest more than 10%, or 15%        and Income Fund, invest more than
   in the case of the Municipal Trust        5% of the value of its total assets
   Fund, of the value of its net             at the time an investment is made
   assets in the aggregate in                in the non-convertible preferred
   restricted securities or other            stock of issuers whose
   instruments not having a ready            non-convertible preferred stock is
   market, including repurchase              not readily marketable, subject to
   agreements not terminable within          the limitation in paragraph 8.
   seven days; provided that the             The Funds do not consider the
   Aggressive Growth Fund will not         segregation of assets in connection
   invest in restricted securities.        with any of their investment
   Securities freely saleable among        practices to be a mortgage, pledge or
   qualified institutional investors       hypothecation of such assets.
   under special rules adopted by the
   Securities and Exchange Commission
   ("Rule 144A Securities") are not
   considered to be subject to legal
   restrictions on transfer and may be
   considered liquid if they satisfy
   liquidity standards established by
   the Board of Trustees. The
   continued liquidity of such
   securities is not as well assured
   as that of publicly traded
   securities, and accordingly, the
   Board of Trustees will monitor
   their liquidity. Restricted
   securities will be valued in such
   manner as the Trustees of Winthrop
   in good faith deem appropriate to
   reflect their value.
     (9) With respect to the Growth
   Fund, the Fixed Income Fund, the
   Municipal Trust Fund and the Growth
   and Income Fund, invest in the
   securities of any issuer which has
   a record of less than three years
   of continuous operation (including
   the operation of any predecessor)
   if

                            MANAGEMENT


   Wood, Struthers & Winthrop              Adviser and has been an employee of
Management Corp., a Delaware               the Adviser since 1979.
corporation with principal offices at           Roger W. Vogel is the portfolio
140 Broadway, New York, New York           co-manager of the Growth Fund, the
10005 (the "Adviser"), has been            Growth and Income Fund, and the
retained under an investment advisory      Aggressive Growth Fund,a position he
agreement to provide investment            has held since July, 1993, and a Vice
advice and to supervise the                President of the Funds, and a Senior
management and investment programs of      Vice President and Director of Equity
the Funds described above, subject to      Research of the Adviser. He also
the general supervision and control        chairs the Stock Selection Committee
of the Trustees of Winthrop.               which is charged with the mandate of
   The Adviser is a subsidiary of          identifying undervalued stocks. Prior
Donaldson, Lufkin & Jenrette               to becoming associated with the
Securities Corporation, which is a         Funds, Mr. Vogel was a Vice President
member of the New York Stock Exchange      and portfolio manager with Chemical
and a wholly-owned subsidiary of Don-      Banking Corp.
aldson, Lufkin & Jenrette, Inc.                 Marybeth B. Leithead is the
("DLJ"), a major international             portfolio manager of the Municipal
supplier of financial services. DLJ        Trust Fund, a position she has held
is an independently operated,              since the commencement of its
indirect subsidiary of The Equitable       operations on July 28, 1993.
Companies Incorporated, a holding          Ms. Leithead is also a Vice President
company controlled by AXA, a member        of the Funds and of the Adviser and
of a large French insurance group.         has been an employee of the Adviser
AXA is indirectly controlled by a          since 1989.  Prior to joining the
group of five French mutual insurance      Adviser, Ms. Leithead was an employee
companies.                                 of Citicorp Securities Markets Inc.
   Various individuals are responsible       Effective August, 1995, Hugh M.
for management of the Fund's               Neuburger joined James A. Engle and
portfolio.                                 Roger W. Vogel as co-portfolio
   James A. Engle is the co-portfolio      manager of the Growth Fund, the
manager of the Growth Fund (since          Growth and Income Fund and the
March, 1993) and the Aggressive            Aggressive Growth Fund. Mr. Neuburger
Growth Fund (since 1989, which             is also a Senior Vice President of
includes its predecessor, the              the Adviser and has been an employee
Neuwirth Fund, Inc.) and is a Vice         of the Adviser since March, 1995.
President of the Funds.  Mr. Engle is      Prior to March, 1995, Mr. Neuburger
also co-portfolio manager of the           was the president of Hugh M.
Growth and Income Fund (since July,        Neuburger, Inc., a consulting firm
1993) prior to which he was its sole       providing domestic and global
portfolio manager (since 1986, which       tactical asset allocation advice and
includes its predecessor, the Pine         other consulting services to large
Street Fund, Inc.).  Mr. Engle is          corporate and state pension plans.
also Chief Investment Officer and          From 1986 through 1991, Mr. Neuburger
Managing Director of the Adviser, and      was Managing director of Matrix
heads the Investment Committee which       Capital Management, an investment
focuses its attention on identifying       management firm. Prior thereto, Mr.
undervalued securities. He has been        Neuburger was with the Prudential
an employee of the Adviser since           Insurance Company of America managing
1983.                                      asset allocation portfolios.
   Cathy A. Jameson is the portfolio         Under its Advisory Agreement with
manager of the Fixed Income Fund, a        Winthrop, the Adviser provides
position she has held since the            investment advisory services and
commencement of operations of the          order placement facilities for each
Fixed Income Fund and is a Vice            of the Funds
President of the Funds.  Ms. Jameson
is also a Senior Vice President of
the
and pays all compensation of Trustees      October 31, 1996 the Adviser may, in
of Winthrop who are affiliated             its sole discretion, determine to
persons of the Adviser. The Adviser        reduce its management fees by the
or its affiliates also furnish             amount that Total Fund Operating
Winthrop, without separate charge,         Expenses exceed 1.000% of the average
management supervision and assistance      daily net assets of the Fixed Income
and office facilities. Winthrop pays       Fund or it may determine to
a fee to the Adviser at the following      discontinue this practice. As a
annual percentage rates of the             result of the voluntary assumption of
average daily net assets of each           expenses, the Adviser reimbursed the
Fund: Growth Fund, .750 of 1% of the       Fund $230,399 during the year ended
first $100,000,000, .500 of 1% of the      October 31, 1995. Absent such
balance; Aggressive Growth Fund, .875      reimbursement, the Fixed Income
of 1% of the first $100,000,000, .750      Fund's total operating expenses for
of 1% of the next $100,000,000 and         the year ended October 31, 1995 would
 .625 of 1% of net assets in excess of      have amounted to 1.51% of its average
$200,000,000; Fixed Income Fund, .625      daily net assets.
of 1% of the first $100,000,000, .500        Pursuant to the Advisory Agreement,
of 1% of the balance; Municipal Trust      the Growth and Income Fund has paid
Fund, .625 of 1% of the first              the Adviser an advisory fee of
$100,000,000, .500 of 1% of the            $556,556, equivalent to .74% of the
balance; and Growth and Income Fund,       average daily net assets for the year
 .750 of 1% of the first $75,000,000,       ended October 31, 1995. The Growth
 .500 of 1% of the balance. The             and Income Fund's total operating
advisory fees to be paid by the            expenses for such period were
Growth Fund, the Aggressive Growth         $1,188,201, which amounted to 1.58%
Fund and the Growth and Income Fund        of its average daily net assets.
are higher than those paid by many           Pursuant to the Advisory Agreement,
other mutual funds with similar            the Municipal Trust Fund has paid the
investment objectives.                     Adviser an advisory fee of $224,300,
   Pursuant to the Advisory Agreement,     equivalent to .625% of the average
the Growth Fund has paid the Adviser       daily net assets for the year ended
an advisory fee of $395,327,               October 31, 1995. Commencing July 1,
equivalent to .750% of the average         1994 the Adviser agreed to reimburse
daily net assets for the year ended        through October 31, 1995 all
October 31, 1995. The Growth Fund's        operating expenses in excess of
total operating expenses for such          1.000% of the average daily net
period were $859,087, which amounted       assets of the Fund. For the period
to 1.63% of its average daily net          November 1, 1995 through October 31,
assets.                                    1996 the Adviser may, in its sole
   Pursuant to the Advisory Agreement,     discretion, determine to reduce its
the Aggressive Growth Fund has paid        management fees by the amount that
the Adviser an advisory fee of             Total Fund Operating Expenses exceed
$1,432,939, equivalent to .82% of the      1.000% of the average daily net
average daily net assets for the year      assets of the Municipal Trust Fund or
ended October 31, 1995. The                it may determine to discontinue this
Aggressive Growth Fund's total             practice. As a result of the
operating expenses for such period         voluntary assumption of expenses, the
were $2,861,129, which amounted to         Adviser reimbursed the Fund $208,045
1.64% of its average daily net             during the year ended October 31,
assets.                                    1995. Absent such reimbursement, the
   Pursuant to the Advisory Agreement,     Municipal Trust Fund's total
the Fixed Income Fund has paid the         operating expenses for such period
Adviser an advisory fee of $281,997,       would have amounted to 1.58% of its
equivalent to .625% of the average         average daily net assets.
daily net assets for the year ended
October 31, 1995. The Fixed Income
Fund's total operating expenses for
such period were $681,594. Commencing
July 1, 1994, the Adviser reimbursed
through October 31, 1995 such
operating expenses in excess of
1.000% of the average daily net
assets of the Fixed Income Fund. For
the period November 1, 1995 through

                       EXPENSES OF WINTHROP



General                                   associated with the distribution of
   In addition to the payments to the     its shares. Under SEC regulations,
Adviser under the investment advisory     some of the payments described below
agreement described above, Winthrop       to be made by Winthrop could be
pays the other expenses incurred in       deemed to be distribution expenses
its organization and operations,          within the meaning of such rule.
including the costs of printing           Thus, pursuant to Rule 12b-1,
prospectuses and other reports to         Winthrop's Trustees, including a
existing shareholders; all expenses       majority of its disinterested
and fees related to registration and      Trustees, have adopted separate 12b-1
filing with the Securities and            Plans to compensate the distributor
Exchange Commission ("SEC") and with      for the expenses to be incurred in
state regulatory authorities;             distributing each Fund's Class A
custody, transfer and dividend            Shares (the "12b-1 Class A Plans")
disbursing expenses; legal and            and Class B shares (the "12b-1 Class
auditing costs; clerical, accounting,     B Plans" and collectively, the "12b-1
and other office costs; fees and          Plans"), and Winthrop, on behalf of
expenses of Trustees who are not          each Fund, has entered into a
affiliated with the Adviser; costs of     Distribution Agreement (the
maintenance of existence; and             "Agreement") with Donaldson, Lufkin &
interest charges, taxes, brokerage        Jenrette Securities Corporation,
fees, and commissions. As to the          Winthrop's distributor (the
obtaining of clerical and accounting      "Distributor").
services not required to be provided        With respect to each Fund, the
to Winthrop by the Adviser under the      amount payable by a Fund under the
investment advisory agreement,            Rule 12b-1 Class A Plans for
Winthrop may employ its own               distributing Class A shares is .30 of
personnel. For such services, it also     1% of the average daily net assets of
may utilize personnel employed by the     the Class A shares during the year
Adviser or by its affiliates. In such     consisting of (i) an asset-based sales
event, the services shall be provided     charge of .05 of 1% of the average
to Winthrop at cost and the payments      daily net assets of the Class A
therefor must be specifically             shares and (ii) a service fee of up
approved in advance by Winthrop's         to .25 of 1% of the average daily net
Trustees, including a majority of its     assets of the Class A shares. Under
disinterested Trustees.                   the Rule 12b-1 Class B Plans, the
   The investment advisory agreement      amount payable by a Fund for
provides that the Adviser will            distributing Class B shares is 1% of
reimburse Winthrop for the expenses       the average daily net assets of the
of any Fund (exclusive of interest,       Class B shares during the year
taxes, brokerage, expenditures            consisting of (i) an asset-based
pursuant to the distribution services     sales charge of up to .75 of 1% of
agreement described below, and            the average daily net assets of the
extraordinary expenses, all to the        Class B shares and (ii) a service fee
extent permitted by applicable state      of up to .25 of 1% of the average
law and regulations) which in any         daily net assets of the Class B
year exceed the limits prescribed by      shares. The Agreement but not the
any state in which shares of such         Rule 12b-1 Plans terminate in the
Fund are qualified for sale. Winthrop     event of assignment of the Agreement.
believes that presently the most            Under the 12b-1 Plans, each Fund is
restrictive applicable expense ratio      obligated to pay distribution and/or
limitation is 2 1/2% of the first $30     service fees to the Distributor as
million of average net assets and 2%      compensation for its distribution and
of the next $70 million of average        service activities, not as
net assets and 1 1/2% of average net      reimbursement for specific expenses
assets in excess of $100 million.         incurred. If the Distributor's
Distribution Agreement                    expenses exceed its distribution and
   Rule 12b-1 adopted by the SEC under    service fees, the Fund will not be
the Investment Company Act of 1940        obligated to pay any additional
permits an investment company             expenses. If the Distributor's
directly or indirectly to pay             expenses
expenses
are less than such distribution and        shareholders. In addition to the
service fees, it will retain its full      concession paid to dealers or agents,
fees and realize a profit.                 the Distributor will from time to
   With respect to sales of a Fund's       time pay additional compensation to
Class B shares through a broker-           dealers or agents in connection with
dealer, the Distributor pays the           the sale of shares.  Such additional
broker-dealer a concession at the          amounts may be utilized, in whole or
time of sale. In addition, an ongoing      in part, in some cases together with
maintenance fee may be paid to             other revenues of such dealers or
broker-dealers on sales of both Class      agents, to provide additional
A shares and Class B shares.               compensation to registered
Pursuant to the Rule 12b-1 Plans, the      representatives of such dealers or
Distributor is then reimbursed for         agents who sell shares of the Fund.
such payments with amounts paid from       On some occasions,  such compensation
the assets of such Fund.  The              will be conditioned on the sale of a
payments to the broker-dealer,             specified minimum dollar amount of
although a Fund expense which is paid      the shares of the Funds during a
by all shareholders, will only             specific period of time. Such
directly benefit investors who             incentives may take the form of
purchase their shares through a            payment for meals, entertainment, or
broker-dealer rather than from the         attendance at educational seminars
Funds. Broker-dealers who sell shares      and associated expenses such as
of the Funds may provide services to       travel and lodging.  Such dealer or
their customers that are not               agent may elect to receive cash
available to investors who purchase        incentives of equivalent amounts in
their shares directly from the Funds.      lieu of such payments.
Investors who purchase their shares          The Trustees, including a majority
directly from the Funds will pay a         of the disinterested trustees,
pro rata share of the Funds' expenses      approved the 12b-1 Plans at a meeting
of encouraging broker-dealers to           on October 19, 1995 and such 12b-1
provide such services but not receive      Plans will not be effective until
any of the direct benefits of such         February 28, 1996. Payments under the
services. The 12b-1 Fees will              prior Rule 12b-1 plans and then
continue to be paid to these broker-       existing distribution agreement for
dealers for as long as the related         the year ended October 31, 1995 were
assets remain in the Funds.                made in an amount equal to .50% of
   In adopting the 12b-1 Plans, the        each Fund's average daily net assets,
Trustees determined that there is a        the maximum allowable under
reasonable likelihood that the 12b-1       provisions of the prior 12b-1 plans
Plans may benefit Winthrop and its         and the agreement. Prior to February
shareholders.                              28, 1996, the 12b-1 Plans operated as
   Under the Agreement, the Adviser        "reimbursement type" plans, that is,
may make payments to the Distributor       the Distributor received payments
from the Adviser's own resources,          under the 12b-1 Plans only to the
which may include the management fees      extent it had properly expended
paid by Winthrop. Amounts paid under       amounts on behalf of the Funds
the 12b-1 Plans and the Agreement are      pursuant to the 12b-1 plans. See
used in their entirety to compensate       "Distributor" in the Statement of
the Distributor for expenses incurred      Additional Information.
to (i) promote the sale of shares of
each Fund by, for example, paying for
the preparation, printing and
distribution of prospectuses, sales
brochures and other promotional
materials sent to prospective
shareholders, by directly or
indirectly purchasing radio,
television, newspaper and other
advertising or by compensating the
Distributor's employees or employees
of the Distributor's affiliates for
their distribution assistance, (ii)
make payments to the Distributor to
compensate broker-dealers or other
persons for providing distribution
assistance and (iii) make payments to
compensate financial intermediaries
for providing administrative and
accounting services with respect to
Winthrop

         PURCHASES, REDEMPTIONS AND SHAREHOLDER SERVICES



Purchases                                    Existing shareholders wishing to
   Shares of each of the Funds will be     purchase additional shares of a Fund
offered on a continuous basis              may use the investment stub found at
directly by the Funds and by the           the bottom of the Funds' Shareholder
Distributor, acting as agent for the       Statement form or, if one is not
Funds, at the respective net asset         available, they may send a check
value per share determined as of the       payable to such Fund directly to
close of the regular trading session       Winthrop's Transfer Agent, Fund/Plan
of the New York Stock Exchange (the        Services, Inc. at the address
"NYSE"), currently 4:00 p.m., New          indicated on the cover of this
York City time, following receipt of       Prospectus. Any check for additional
a purchase order in proper form plus,      shares sent directly to Winthrop
in the case of Class A shares of each      should reference the account number
Fund, an initial sales charge imposed      to which it should be credited.
at the time of purchase or, in the           As a convenience to the investor
case of Class B shares of each Fund,       and to avoid unnecessary expense to
subject to a contingent deferred           Winthrop, share certificates
sales charge upon redemption. The          representing shares of the Fund
investor should send a completed           purchased are not issued except upon
Share Purchase Application (found in       the written request of the share-
this Prospectus) and enclose a check       holder. This facilitates later
in the amount of the initial               redemption and relieves the
investment to the Transfer Agent,          shareholder of the responsibility and
Fund/Plan Services, Inc., P.O. Box         inconvenience of preventing the share
874, Conshohocken, PA 19428, Attn:         certificates from becoming lost or
Winthrop Focus Funds.                      stolen. No certificates are issued
   The initial minimum investment in       for fractional shares (although such
each Fund is $250 and $25 for              shares  remain in the shareholder's
subsequent investments in a Fund.          account on the books of Winthrop).
(For example, an investor wishing to         Further information and assistance
make an initial investment in shares       is available by contacting Winthrop
of two Funds would be required to          at the address or telephone number
invest at least $250 in each Fund.)        listed on the cover page of this
Full and fractional shares will be         Prospectus.
credited to an investor's account in         In selecting shares for purchase,
the amount of the investment. Each         you should consider, among other
Fund reserves the right to reject any      things, (i) the length of time you
Share Purchase Application in its          expect to hold your shares, (ii) the
sole discretion. Shareholder accounts      amount of any applicable sales charge
established on behalf of the               (including the timing of such charge,
following types of plans will be           i.e., whether it is imposed at time
                                           ----
exempt from the Fund's minimum             of purchase or the time of
initial investment and minimum             redemption), (iii) whether you
subsequent investment requirements:        qualify for any reduction or waiver
(i) retirement plans qualified under       of any applicable sales charge, (iv)
section 401(k) of the Code; (ii)           the various exchange privileges
plans described in section 403(b) of       between the difference classes (see
the Code; (iii) deferred compensation      "Additional Shareholder Services --
plans described in section 457 of the      Exchange Privilege") and (v) that
Code; (iv) simplified employee             Class B shares automatically convert
pension (SEP) plans; and (v) salary        to Class A shares approximately eight
reduction simplified employee pension      years after purchase.
(SARSEP) plans. With respect to Class      Redemptions
B Shares, an investor's maximum              Shares of Winthrop may be redeemed
investment in such shares is               at a redemption price equal to the
$250,000.                                  net asset value per share, as next
                                           computed following the receipt in
                                           proper form by Winthrop of shares
                                           tendered for
redemption, less any applicable             fails to do so, Winthrop reserves
contingent deferred sales charge in        the right to close such account and
the case of Class B shares and             send the proceeds to the shareholder.
certain redemptions of Class A             IRAs and other qualified retirement
shares.                                    accounts are not subject to mandatory
   The value of a shareholder's shares     redemption.
on redemption may be more or less            A Fund will not redeem
than the cost of such shares to the        involuntarily any shareholder account
shareholder, depending upon the value      with an aggregate balance of less
of the Fund's portfolio securities at      than $250 based solely on the market
the time of such redemption or             movement of such Fund's shares.
repurchase. (See "Dividends,                 The right of redemption may not be
Distributions and Taxes", page __,         suspended or the date of payment upon
for a discussion of the tax                redemption postponed for more than
consequences of a redemption.)             seven days after shares are tendered
   To redeem shares for which no share     in proper form for redemption, except
certificates have been issued, the         for any period during which the New
registered owner or owners should          York Stock Exchange is closed (other
forward a letter to Winthrop's             than customary weekend and holiday
Transfer Agent, Fund/Plan Services,        closings) or during which trading on
Inc. containing a request for              the exchange is deemed to be
redemption of such shares at the next      restricted under rules of the SEC, or
determined net asset value per share.      for any period during which an
Alternatively, the shareholder may         emergency (as determined by the SEC)
elect the right to redeem shares by        exists as a result of which disposal
telephone. (See "Additional                by Winthrop of its portfolio
Shareholder Services--Telephone             securities is not reasonably
Redemption and Exchange Privilege",        practicable, or as a result of which
page 33.)                                  it is not reasonably practicable for
   If the total value of the shares        Winthrop to determine the value of
being redeemed exceeds $50,000             its net assets, or for such other
(before deducting any applicable           period as the SEC may by order permit
contingent deferred sales charge) or       for the protection of shareholders.
a redemption request directs proceeds      Generally, redemptions will be made
to a party other than the registered       by payment in cash or by check. (See
account owner(s), the signature or         the Statement of Additional
signatures on the letter or the            Information.)
endorsement must be guaranteed by an         For information concerning
"eligible guarantor institution" as        circumstances in which redemptions
defined in Rule 17Ad-15 under the          may be effected through the delivery
Securities Exchange Act of 1934.           of in kind portfolio securities, see
Eligible guarantor institutions            the Statement of Additional
include banks, brokers, dealers,           Information.
credit unions, national securities
exchanges, registered securities           Initial Sales Charge
associations, clearing agencies and
savings associations. A broker-dealer        Class A shares of each Fund are
guaranteeing signatures must be a          offered at net asset value next
member of a clearing corporation or        determined plus a sales charge, as
maintain net capital of at least           follows:
$100,000. Credit unions must be
authorized to issue signature guaran-
tees. Signature guarantees will be
accepted from any eligible guarantor
institution which participates in a
signature guarantee program.
Additional documents may be required
for redemption of corporate,
partnership or fiduciary accounts.
   The requirement for a guaranteed
signature is for the protection of
the shareholder in that it is
intended to prevent an unauthorized
person from redeeming his shares and
obtaining the redemption proceeds.
   Winthrop may request in writing
that a shareholder whose account in a
Fund has an aggregate balance of less
than $250 increase his account to at
least that amount within 60 days. If
the shareholder

              Initial Sales Charge                     (4) an agent or broker of a dealer
                                Commission to        that has a sales agreement with the
           As a % of  As a % of  Dealer/Agent        Distributor, for their own account or
Amount     Net Amount Offering    as a % of          an account of a relative of any such
                                                     person, or any trust or individual
Purchased   Invested    Price   Offering Price       retirement account or self-employed
---------   --------    -----   --------------       retirement plan for the benefit of
                                                     any such person or relative; or the
Less than                                            estate of any such person or
                                                     relative, if such sales are made for
  $50,000..  4.99%      4.75%        4.25%           investment purposes (such shares may
                                                     not be resold except to the Funds).
$50,000 to                                           To qualify, the Distributor or
  less than                                          Transfer Agent must be notified at
  $100,000   4.71       4.50         4.00            the time of purchase; and
$100,000 to
  less than                                            (5) shares purchased by registered
  $250,000   3.90       3.75         3.25            investment advisors or broker-dealers
$250,000 to                                          that have sales agreements with the
                                                     Funds and which shares have been
  less than                                          purchased on behalf of wrap fee
  $500,000   2.56       2.50         2.25            client accounts for which such
$500,000 to                                          registered investment advisors or
  less than  1.78       1.75         1.60            broker-dealers charge a fixed fee and
$1,000,000
$1,000,000
  or more..  0          0            0


   On purchases of $1,000,000 or more,
                                           perform advisory, custodial, record
there is no initial sales charge; the
                                           keeping or other services.
Distributor may pay the dealer a fee
                                             (6) shareholders of Neuwirth Fund,
of up to 1% as follows: 1% on
                                           Inc., Pine Street Fund, Inc. and
purchases up to $2 million, plus .80%
                                           deVegh Mutual Fund, Inc., which were
on the next $1 million up to $3
                                           diversified, no-load open-end manage-
million, .50% on the next $47 million
                                           ment investment companies to which
up to $50 million, .25% on purchases
                                           the Adviser provided investment
over $50 million. In addition, Class
                                           advisory services, provided such
A shares issued upon conversion of
                                           shareholder purchased such shares for
other shares of the Fund are not
                                           an account established upon the
subject to an initial sales charge.
                                           conversion of pre-existing shares to
Sales at Net Asset Value                   Class A shares on February 28, 1996.
   The initial sales charge will be
                                           Reduced Sales Charges
waived for the following shareholders
                                             A reduction of sales charge rates
or transactions:
                                           in the tables above may be obtained
   (1) investment advisory clients of      for participants in any of the
the Adviser;                               following discount programs. These
                                           programs allow an investor to receive
   (2) officers and Trustees of the        a reduced offering price based upon
Funds, directors or trustees of other      the assets held or pledged by the
investment companies managed by the        investor. The term "investor" refers
Adviser, officers, directors and           to (i) an individual, (ii) an
full-time employees of the Adviser         individual and spouse purchasing
and of its wholly-owned subsidiaries       shares of the Fund for their own
or parent entities ("Related               account or for the trust or custodial
Entities"); or the spouse, siblings,       accounts of their minor children, or
children, parents or grandparents          (iii) a fiduciary purchasing for any
(collectively, "relatives") of any         one trust, estate or fiduciary
such person, or any trust or               account, including employee benefit
individual retirement account or           plans of a single employer.
self-employed retirement plan for the
benefit of any such person or              Letter of Intent
relative; or the estate of any such          By initially investing $250 and
person or relative, if such sales are      submitting a Letter of Intent to the
made for investment purposes (such         Funds' Distributor or Transfer Agent,
shares may not be resold except to         an investor may purchase shares of
the Funds);                                the Fund over a 13-month period at
   (3) certain employee benefit plans      the reduced
for employees of the Adviser and
Related Entities;

sales charge applying to the
aggregate amount of the intended             To qualify for a reduced sales
purchases stated in the Letter. The        charge, the investor may combine
Letter may apply to purchases made up      concurrent purchases of shares
to 90 days before the date of the          purchased within the Winthrop Focus
Letter. It is the investor's               Funds or shares of the Winthrop
responsibility to notify the Transfer      Opportunity Funds. For example, if
Agent at the time the Letter is            the investor concurrently invests
submitted that there are prior             $25,000 in one Fund and $25,000 in
purchases that may apply.                  another, the sales charge would be
   5% of the amount of the Letter will     reduced to reflect a $50,000
be held in escrow by the Transfer          purchase. In order to exercise the
Agent until the investment                 Concurrent Purchases privilege the
contemplated by the Letter is              investor must notify the Distributor
completed within the 13-month period.      or Transfer Agent.
The 13-month period begins on the
                                           Combined Purchase Privilege
date of the earliest purchase. If the
intended investment is not completed,        By combining the investor's
the Transfer Agent will redeem an          holdings of shares within the
appropriate number of the escrowed         Winthrop Focus Funds or with shares
shares in order to realize the             held in the Winthrop Opportunity
difference between the sales charge        Funds, the investor can reduce the
on the shares purchased at the             initial sales charges on any
reduced rate and the sales charge          additional purchases of Class A
applicable to the total shares             shares. The investor may also use
purchased.                                 these combinations under a Letter of
                                           Intent. This allows the investor to
Right of Accumulation                      make purchases over a 13-month period
   For investors who already have an       and qualify the entire purchase for a
account with the Funds, reduced sales      reduction in initial sales charges on
charges based upon the Funds' sales        Class A shares. A combined purchase
charge schedule are applicable to          of $1,000,000 or more may trigger the
subsequent purchases. The sales            payment of a dealer's commission and
charge on each additional purchase is      the applicability of a Limited CDSC,
determined by adding the current           as defined below.
market value of the shares the
investor currently owns to the amount
being invested. The Right of               Reinstatement Privilege
Accumulation is illustrated by the
                                             The Reinstatement Privilege permits
following example: if a previous
                                           shareholders to reinvest the proceeds
purchase currently valued in the
                                           of each Fund's Class A shares
amount of $50,000 had been made
                                           redeemed, within 120 days from the
subject to a sales charge and the
                                           redemption, without an initial sales
shares are still held, a current
                                           charge. It is the investor's
purchase of $50,000 will qualify for
                                           responsibility to notify the Transfer
a 3.75% sales charge (i.e. the sales
                                           Agent in order to exercise the
charge on a $100,000 purchase). The
                                           Reinstatement Privilege.
reduced sales charge is applicable
only to current purchases. It is the       Contingent Deferred Sales Charge on
investor's responsibility to notify        Class B Shares
the Transfer Agent at the time of
                                             A shareholder can purchase Class B
subsequent purchases that the account
                                           shares at net asset value without an
is eligible for the Right of
                                           initial sales charge. However a
Accumulation.
                                           shareholder may pay a Contingent
   To be entitled to a reduced sales       Deferred Sales Charge ("CDSC") if
charge based upon shares already           such shareholder redeems within four
owned, the investor must notify the        years after purchase. The CDSC will
Distributor or the Transfer Agent at       be assessed on an amount equal to the
the time of the purchase that he           lesser of the then current net asset
wishes to take advantage of such           value or the original purchase price
entitlement, and give the numbers of       of the Class B shares being redeemed.
his accounts, and those accounts held      Accordingly, no Class B CDSC will be
in the name of his spouse or for           imposed on amounts representing
minor children, the age of any such        increases in net asset value above
child and the specific relationship        the initial purchase price of the
of each such person to the investor.       shares identified for
Concurrent Purchases
redemption. In determining the Class       semi-annual or annual basis are not
B CDSC, Class B shares are redeemed        eligible for the waiver); and
in the following order: (i) those               (4) liquidations, distributions
acquired pursuant to reinvestment of         or loans from the following types
dividends or distributions, (ii)             of retirement plan accounts: (i)
those held for over four years, and          retirement plans qualified under
(iii) those held longest during the          section 401(k) of the Code; (ii)
four-year period.                            plans described in section 403(b)
   Where the charge is imposed, the          of the Code and (iii) deferred
amount of the charge will depend on          compensation plans described in
the number of years since the                section 457 of the Code.
shareholder made the purchase
                                             Redemptions effected by the Funds
according to the table below.
                                           pursuant to their right to liquidate
   Year Since            Percentage        a shareholder's account with a
    Purchase           Contingent          current net asset value of less than
    Payment             Deferred           $250 will not be subject to the CDSC.
   Was Made            Sales Charge
   --------            ------------        Contingent Deferred Sales Charge
                                           on Class A Shares
First ....................... 4%
                                             A Limited Contingent Deferred Sales
Second .....................  3%           Charge ("Limited CDSC") will be
                                           imposed by the Funds upon certain
Third ....................... 2%           redemptions of Class A shares (or
                                           shares into which such Class A shares
Fourth ...................... 1%           are exchanged) made within 12 months
                                           of purchase, if such purchases were
Fifth and thereafter .......  0%           made at net asset value and triggered
                                           the payment by the Distributor of the
                                           dealer's commission described above
   The amount of any contingent
                                           (i.e. purchases of $1,000,000 or
deferred sales charge will be paid by
                                           more).
the shareholder to and retained by
the Distributor and will not offset          The Limited CDSC will be paid to
the amounts which may be paid to the       the Distributor and will be equal to
Distributor under the Agreement. For       the lesser of 1% of (i) the net asset
federal income tax purposes, the           value at the time of purchase of the
amount of the CDSC will reduce the         Class A shares being redeemed or (ii)
gain or increase the loss, as the          the net asset value of such Class A
case may be, recognized by a               shares at the time of redemption. For
shareholder on the redemption of           purposes of this formula, the "net
shares.                                    asset value at the time of purchase"
                                           will be the net asset value at the
   The contingent deferred sales           time of purchase of such Class A
charge will be waived for the              shares even if those shares are later
following shareholders or                  exchanged and, in the event of an
transactions:                              exchange of such Class A shares, the
     (1) shares received pursuant to       "net asset value of such shares at
   the exchange privilege which are        the time of redemption" will be the
   currently exempt from a contingent      net asset value of the shares into
   deferred sales charge;                  which the Class A shares have been
                                           exchanged.
     (2) redemptions as a result of
   shareholder death or disability (as       Redemptions of such Class A shares
   defined in the Internal Revenue         held for more than 12 months will not
   Code of 1986, as amended) (the          be subjected to the Limited CDSC and
   "Code");                                an exchange of such Class A shares
                                           will not trigger the imposition of
     (3) redemptions made pursuant to
                                           the Limited CDSC at the time of such
   a Fund's systematic withdrawal plan
                                           exchange. The period a shareholder
   pursuant to which up to 1% monthly
                              -------
                                           owns shares into which Class A shares
   or 3% quarterly of the account's
         ---------
                                           are exchanged will count towards
   total market value (excluding
                                           satisfying the 12-month holding
   dividend reinvestment) not to
                                           period. The Funds will assess the
   exceed 10% of total market value
                                           Limited CDSC if such 12-month
   over any 12 month rolling period
   (systematic withdrawals elected on a
period is not satisfied irrespective       increased through reinvestment of
of whether the redemption triggering       dividends and capital gains
its payment is of the Class A shares       distributions.
of the Funds or shares into which the        The contingent deferred sales
Class A shares have been exchanged.        charge on Class A shares issued upon
   In determining whether a Limited        conversion of Converted Shares will
CDSC is payable, it will be assumed        be waived for the following
that shares not subject to the             shareholders or transactions:
Limited CDSC are the first redeemed
                                                (1) shareholders of Neuwirth
followed by other shares held for the
                                             Fund, Inc., Pine Street Fund, Inc.
longest period of time. The Limited
                                             and deVegh Mutual Fund, Inc., which
CDSC will not be imposed upon shares
                                             were diversified, no-load open-end
representing reinvested dividends or
                                             management investment companies to
upon amounts representing share
                                             which the Adviser provided invest-
appreciation. All investments made
                                             ment advisory services;
during a calendar month, regardless
of when during the month the                    (2) investment advisory clients
investment occurred, will age one            of the Adviser;
month on the last day of that month
                                                (3) officers and Trustees of
and each subsequent month.
                                             Winthrop, directors or trustees of
   The Limited CDSC will be waived for       other investment companies managed
the shareholders and transactions            by the Adviser, officers, directors
described above in "Contingent               and full-time employees of the
Deferred Sales Charge" and "Sales at         Adviser and of its wholly-owned
Net Asset Value."                            subsidiaries or parent entities
                                             ("Related Entities"); or the
Contingent Deferred Sales Charge on
                                             spouse, siblings, children, parents
Converted Shares
                                             or grandparents (collectively,
   Class A shares issued upon                "relatives") of any such person, or
conversion of shares of a Fund               any trust or individual retirement
purchased prior to February 28, 1996,        account or self-employed retirement
("Converted Shares") will be subject         plan for the benefit of any such
to the same contingent deferred sales        person or relative; or the estate
charge at the same rate and for the          of any such person or relative, if
same periods of time as the Converted        such sales are made for investment
Shares were subject to at the time of        purposes (such shares may not be
purchase. This CDSC is similar in all        resold except to Winthrop);
respects to the CDSC charged on Class           (4) certain employee benefit
B shares except that the CDSC will           plans for employees of the Adviser
not be imposed if the amount redeemed        and Related Entities;
is derived from increases in the
value of the account in a Fund                  (5) an agent or broker of a
(whether from appreciation or                dealer that has a sales agreement
reinvestment of dividends and capital        with the Distributor, for their own
gains distributions) above the               account or an account of a relative
amounts of purchase payments during          of any such person, or any trust or
the past four years.                         individual retirement account or
                                             self-employed retirement plan for
   For purposes of the CDSC on Class A
                                             the benefit of any such person or
shares issued upon conversion of
                                             relative; or the estate of any such
Converted Shares, it is assumed that
                                             person or relative, if such sales
the redemption is made from the
                                             are made for investment purposes
earliest purchase payment from which
                                             (such shares may not be resold
a redemption (or exchange) has not
                                             except to the Funds). To qualify,
already been effected.
                                             the Distributor or Transfer Agent
   Because the contingent deferred           must be notified at the time of
sales charge on Class A shares issued        purchase;
upon conversion of Converted Shares             (6) redemptions as a result of
is based on dollar value rather than         shareholder death or disability (as
number of shares, it may be imposed          defined in the Internal Revenue
even if the number of shares in the          Code of 1986, as amended) ("the
investor's account has                       Code");

   (7) redemptions made pursuant to        anniversary after purchase before the
Winthrop's systematic withdrawal plan      shares will automatically convert
up to 1% monthly or 3% quarterly of        into Class A shares.
         -------       ---------
the account's total purchase payments        Since annual distribution fees are
(excluding dividend reinvestment) not      lower for Class A shares than for
to exceed 10% of total purchase            Class B shares, the per share net
payments over any 12 month rolling         asset value of Class A shares may be
period (systematic withdrawals             higher than that of Class B shares at
elected on a semi-annual or annual         the time of conversion. As a result,
basis are not eligible for the             although the aggregate dollar amount
waiver); and                               of the Class A shares issued upon
     (8) liquidations, distributions       conversion of Class B shares will be
   or loans from the following types       the same as the aggregate dollar
   of retirement plans established on      amount of the Class B shares
   or after February 1, 1995: (i)          converted, a shareholder may receive
   retirement plans qualified under        a lesser number of Class A shares
   section 401(k) of the Code; (ii)        than the number of Class B shares
   plans described in section 403(b)       converted.
   of the Code (iii) and deferred
                                             All such automatic conversions of
   compensation plans described in
                                           Class B shares will constitute a tax-
   section 457 of the Code.
                                           free exchange for federal income tax
     (9) shares purchased by               purposes.
   registered investment advisers or       Additional Shareholder Services
   broker-dealers that have sales
   agreements with the Funds and which       Exchange Privilege Shares of one
   shares have been purchased on           class of a Fund may be exchanged by
   behalf of wrap fee client accounts      mail or telephone (see "Telephone
   for which such registered               Redemption and Exchange Privilege",
   investment advisers or broker-          p. 32), for shares of the same class
   dealers charge a fixed fee and          of another Fund or for shares of
   perform advisory, custodial, record     Alliance Government Reserves or
   keeping or other services.              Alliance Municipal Trust
                                           (collectively, the "Alliance Money
   Redemptions effected by Winthrop
                                           Market Funds"). The Alliance Money
pursuant to its right to liquidate a
                                           Market Funds are no-load money market
shareholder's account with a current
                                           funds which retain Alliance Capital
net asset value of less than $250
                                           Management Company, Inc. as
will not be subject to the contingent
                                           investment adviser.
deferred sales charge.
                                             In addition, shares of each Fund
Automatic Conversion of Class B            may be exchanged for shares of the
Shares                                     same class of the Winthrop
   Class B shares held for eight years     Opportunity Funds, another investment
after purchase will be automatically       company managed by the Adviser, which
converted into Class A shares.  The        is currently comprised of two separ-
Fund will effect conversions of Class      ate portfolios, the Winthrop
B shares into Class A shares only          Developing Markets Fund and the
four times in any calendar year, on        Winthrop International Equity Fund.
the last business day of the second        Each Winthrop Opportunity Fund
full week of March, June, September        portfolio offers two classes of
and December (each, a "Conversion          shares, Class A shares which are sold
Date"). If the eighth anniversary          with a front-end sales charge of up
after a purchase of Class B shares         to 5.75% and a 12b-1 Fee of .25%
falls on a Conversion Date, an             annually and Class B shares which are
investor's Class B shares will be          sold with a contingent deferred sales
converted on that date.  If the            charge which declines from 4% to zero
eighth anniversary occurs between          depending on the period of time the
Conversion Dates, an investor's Class      shares are held and a 12b-1 Fee of 1%
B shares will be converted on the          annually. Class A shares subject to a
next Conversion Date after such            contingent deferred sales charge as
anniversary.  Consequently, if a           described in "Contingent Deferred
shareholder's eighth anniversary           Sales Charge on Class A Shares" and
falls on the day after a Conversion        "Contingent Deferred Sales Charge on
Date, that shareholder will have to        Converted Shares" which are exchanged
hold Class B shares for as long as an      for Class A shares of the Winthrop
additional three months after the          Opportunity Funds will continue to be
eighth                                     subject to the same contingent
                                           deferred sales
charge at the same rate and for the          Shareholders should be aware that
same period of time as they were           an exchange is treated for federal
prior to exchange.                         income tax purposes as a sale and
                                           purchase of shares which may result
   The exchange privilege for the
                                           in recognition of gain or loss.
Funds, the Winthrop Opportunity
Funds, and the Alliance Money Market         Automatic Monthly Investment Plan A
Funds is available only in states          shareholder may elect on the Share
where shares of the relevant Fund,         Purchase Application to make
Winthrop Opportunity Fund or Alliance      additional investments in a Fund
Money Market Fund may be legally           automatically, by authorizing
sold. Prospectuses for each of the         Winthrop to draw on the shareholder's
Winthrop Opportunity Funds and             account regularly by check.
Alliance Money Market Funds may be
                                             A shareholder may change the date
obtained from Winthrop at the address
                                           (either the 10th, 15th or 20th of
or telephone number listed on the
                                           each month) or amount (subject to a
cover page of this Prospectus. An
                                           minimum of $25) of the shareholder's
exchange is effected on the basis of
                                           monthly investment at any time by
each Fund's relative net asset value
                                           letter or telephone call to Winthrop
per share next computed following
                                           at least three business days before
receipt of an order for such exchange
                                           the change becomes effective. The
from the shareholder.
                                           plan may be terminated at any time
   Winthrop imposes no separate charge     without penalty by the shareholder or
for exchanges. A shareholder will not      Winthrop.
be assessed any sales charge at the          Dividend Direction Option A
time of an exchange between the Funds      shareholder may elect on the Share
or between any of the Funds and a          Purchase Application to have his or
Winthrop Opportunity Fund or an            her dividends paid to another
Alliance Money Market Fund. Any            individual or directed for
applicable contingent deferred sales       reinvestment in another series of
charge will be assessed when the           Winthrop provided that an existing
shareholder redeems shares of the          account in such other Fund is
Funds, the Winthrop Opportunity Funds      maintained by the shareholder.
or of the Alliance Money Market
Funds. The period of time during             Systematic Withdrawal Plan Any
which a shareholder owns shares in         shareholder who owns or purchases
any of the Funds or the Winthrop           shares of a Fund having a current net
Opportunity Funds will be credited to      asset value of at least $10,000 may
such shareholders holding period in        establish a systematic withdrawal
determining the applicable contingent      plan under which the shareholder or a
deferred sales charge, if any.             third party will receive payment by
However, the period of time during         check in a stated amount of not less
which a shareholder's funds are held       than $50 on a monthly or quarterly
in the Alliance Money Market Funds         basis. A contingent deferred sales
will not be included in the holding        charge which would otherwise be
period used to determine the               imposed on a withdrawal/redemption
applicable contingent deferred sales       will be waived in connection with
charge.                                    redemptions made pursuant to
                                           Winthrop's systematic withdrawal plan
   The exchange privilege is intended
                                           up to 1% monthly or 3% quarterly of
to provide shareholders with a
                                           an account's total purchase payments
convenient way to switch their
                                           (excluding dividend reinvestment) not
investments when their objectives or
                                           to exceed 10% of total purchase
perceived market conditions suggest a
                                           payments over any 12 month rolling
change. Winthrop reserves the right
                                           period. See "Purchases, Redemptions
to reject any exchange request or
                                           and Shareholder Services", page 29.
otherwise modify, restrict or
terminate the exchange privilege at          Telephone Redemption and Exchange
any time upon at least 60 days prior       Privilege A shareholder may elect on
written notice.                            the Share Purchase Application to be
                                           eligible to make withdrawals from
   Exchanges of shares are subject to      such shareholder's account, via
the other requirements of the fund         telephone orders (toll free) (800)
into which exchanges are made. Annual      225-8011 given to the Funds by the
fund operating expenses for such fund      shareholder or the shareholder's
may be higher and a sales charge           investment dealer of record. The
differential may apply. The Funds          maximum amount of such withdrawals is
retain the right to revoke the             $50,000 per day. A shareholder may
exchange privilege for retirement          also transfer assets via telephone
plan accounts that exchange their          from such shareholder's account
shares for shares of the Alliance
Money Market Funds.

to purchase shares of the same class         Additional information concerning
of another fund in Winthrop or             these Additional Shareholder Services
Winthrop Opportunity Funds or for          may be obtained by contacting
shares of an Alliance Money Market         Winthrop at the address or telephone
Fund. Each Fund will employ                number listed on the cover page of
reasonable procedures to confirm that      this Prospectus.
instructions communicated by
telephone are genuine. Such
procedures include the requirement
that redemption or transfer orders
must include the account name and the
account number as registered with
Winthrop. The minimum amount for a
wire transfer is $1,000. Proceeds of
telephone redemptions may also be
sent by automated clearing house
funds ("ACH") to a shareholder's
designated bank account. Neither
Winthrop, the Adviser, the Winthrop
Opportunity Funds, the Alliance Money
Market Funds nor any transfer agent
for any of the foregoing will be
responsible for following
instructions communicated by
telephone that are reasonably
believed to be genuine, accordingly,
investors bear the risk of loss.
   The Telephone Exchange Privilege
will be offered automatically unless
a shareholder declines such option on
the Share Purchase Application or by
writing to the Fund's Transfer Agent
at the address listed in the back of
this Prospectus.

   Timing of Redemptions and Exchanges
If a redemption or transfer order for
a Fund is received on a Fund Business
Day prior to the close of the regular
session of the New York Stock
Exchange, which is generally
4:00 p.m. New York City time, the
proceeds will be transferred as soon
as possible, and shares of each Fund
will be priced that Fund Business
Day. If the redemption or transfer
order is received after the close of
the regular session of the New York
Stock Exchange, shares of each Fund
will be priced the next Fund Business
Day and the proceeds will be
transferred as soon as possible after
pricing. A shareholder also may
request that proceeds be sent by
check to a designated bank. Transfers
are made without any charge by
Winthrop.
   Purchases by check may not be
redeemed by a Fund until after a
reasonable time necessary to verify
that the purchase check has been paid
(approximately ten Fund Business Days
from receipt of the purchase check).
When a purchase is made by wire and
subsequently redeemed, the proceeds
from such redemption normally will
not be transmitted until two Fund
Business Days after the purchase by
wire. Bank acknowledgment of payment
initialled by the shareholder may
shorten delays.

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                                    -45-

                         NET ASSET VALUE




   The net asset value per share for       approximately the amount of any
purchases and redemptions of shares        accrued distribution services fee.
of each Fund is determined as of the
close of the regular session of the
New York Stock Exchange, which is
generally 4:00 p.m. New York City
time, on each day that trading is
conducted during such session on the
New York Stock Exchange. In
accordance with Winthrop's Agreement
and Declaration of Trust and By-Laws,
net asset value for each Fund is
determined separately for each class
by dividing the value of each class's
total assets, less its liabilities,
by the total number of each class's
shares then outstanding. For purposes
of this computation, the securities
in each Fund's portfolio are, except
as described below, valued at their
current market value determined on
the basis of market quotations or, if
such quotations are not readily
available, such other method as the
Trustees believe would accurately
reflect their fair value.
   Short-term securities which mature
in more than 60 days are valued based
on current market quotations.
Short-term securities which mature in
60 days or less are valued at
amortized cost, if their original
maturity was 60 days or less, or by
amortizing their value on the 61st
day prior to maturity, if their
original term to maturity exceeded 60
days where it has been determined in
good faith under procedures approved
by the Board of Trustees that
amortized cost equals fair value. All
other assets are valued at fair value
as determined in good faith under
such valuation procedures approved by
the Board of Trustees.

   Although the legal rights of each
class of shares are substantially
identical, the different expenses
attributable to each class will
result in different net asset values
and dividends. The net asset value of
Class B shares will generally be
lower than the net asset value of
Class A shares as a result of the
larger distribution services fee
imposed on Class B shares. It is
expected that the net asset value of
Class A shares and Class B shares
will tend to equate immediately after
the recording of dividends, if any,
which will differ by

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                                    -47-

                DIVIDENDS, DISTRIBUTIONS AND TAXES






The Funds have one transaction time          Each of the Funds has qualified and
each Fund Business Day, which is as        intends to qualify in the future as a
of the close of the regular session        regulated investment company under
of the New York Stock Exchange,            Subchapter M of the Internal Revenue
generally 4:00 p.m. New York City          Code of 1986, as amended (the
time. If monies are received prior to      "Code").  As a regulated investment
such time for any of the Funds,            company, a Fund will not be subject
shares purchased are entitled to the       to federal income taxes if at least
dividends, if any, for the next Fund       90% of its net investment income and
Business Day. If monies are received       net short-term capital gains less any
after such time for any of the Funds,      available capital loss carryforwards
they are invested at the next              are distributed to shareholders
transaction time on the following          within allowable time limits.
Fund Business Day and, accordingly,        However, a Fund will be subject to
are entitled to the dividends for the      tax on its income and gains to the
next Fund Business Day after such          extent that it does not distribute to
investment. Shares earn dividends          its shareholders an amount equal to
through the day a redemption is            such income and gains.  In addition,
effected. Dividends and distributions      a Fund will be subject to a
payable in additional Fund shares          nondeductible 4% excise tax to the
will be paid based on the net asset        extent that it does not make
value of each class of shares on the       distributions to its shareholders on
record date for such dividend or           a basis such that they are taxed to
distribution, or such other date as        shareholders in the same year in
the Board of Trustees may determine.       which the related income or gain was
                                           realized by such Fund.  To the extent
   Dividends on shares of the Fixed        possible, each Fund intends to make
Income Fund and the Municipal Trust        such distributions as may be
Fund are declared from its net             necessary to avoid this excise tax.
investment income on each Fund
Business Day. The Fixed Income Fund          Distributions of net investment
and the Municipal Trust Fund each          income (which generally includes
declares dividends for Saturdays,          dividends, interest, net short-term
Sundays and holidays on the previous       capital gains and other income, other
business day. Dividends on shares of       than Exempt-Interest Dividends, as
the Fixed Income Fund and the              defined below, and net-long term
Municipal Trust Fund are paid after        capital gains), if any, declared by
the close of business on the last          Winthrop on the outstanding shares of
Fund Business Day of each month.           any Fund will, at the election of
Winthrop intends to distribute to          each shareholder, be paid in cash or
shareholders of the Growth Fund on a       reinvested in additional full and
semi-annual basis, to shareholders of      fractional shares of that Fund.  Such
the Aggressive Growth Fund on an           distributions will be taxable to a
annual basis and to shareholders of        shareholder as ordinary income,
the Growth and Income Fund on a            regardless of whether received in the
quarterly basis, substantially all of      form of cash or reinvested in
such respective periods' net               additional shares.  Distributions of
investment income, if any, for the         net long-term capital gains in excess
respective Funds.                          of any net short-term capital losses
                                           ("capital gains distributions") are
   Capital gains (short-term and
                                           taxable to shareholders as long-term
long-term), if any, realized by each
                                           capital gains regardless of whether
of the Funds during a fiscal year of
                                           received in the form of cash or
Winthrop will be distributed to the
                                           reinvested in additional shares and
respective shareholders shortly after
                                           irregardless of the length of time
the end of such fiscal year.
                                           the shareholder has held
shares of the Fund.  Shareholders          stock can be reduced if certain
will be advised annually as to the         extraordinary dividends are received.
federal tax status of dividends and        Dividends paid by the Fixed Income
capital gains distributions made by        Fund and the Municipal Trust Fund
each Fund for the preceding year.          will generally not be eligible for
                                           the dividends-received deduction.
   An election to receive dividends
and distributions in cash or shares          Distributions to shareholders out
is made at the time of the initial         of tax-exempt interest income earned
investment and may be changed by           by the Municipal Trust Fund ("Exempt-
notice received by Winthrop from a         Interest Dividends") are not subject
shareholder at least 30 days prior to      to federal income tax if, at the
(i) the record date for a particular       close of each quarter of the
dividend or distribution on shares of      Municipal Trust Fund's taxable year,
the Growth Fund, the Aggressive            at least 50% of the value of the
Growth Fund or the Growth and Income       Municipal Trust Fund's total assets
Fund, or (ii) the payable date for a       consists of tax-exempt obligations.
particular dividend or distribution        The Municipal Trust Fund intends to
on shares of the Fixed Income Fund         meet this requirement. However, under
and the Municipal Trust Fund. There        current tax law, some individuals and
is no charge in connection with the        corporations may be subject for
reinvestment of dividends and capital      federal income tax purposes to the
gains distributions.                       AMT on distributions to shareholders
                                           out of income from the AMT-Subject
   For federal income tax purposes,        Bonds (as defined in "Investment
dividends that are declared by a Fund      Objectives and Policies", page 12) in
in October, November or December as        which the Municipal Trust Fund may
of a record date in such month and         invest. Further, under current tax
actually paid in January of the            law, certain corporate taxpayers may
following year will be treated as if       be subject to the AMT based on their
they were paid on December 31 of the       "adjusted current earnings".
year in which they were declared.          Distributions from the Municipal
Therefore such dividends will              Trust Fund that are excluded from
generally be taxable to a shareholder      gross income and from alternative
in the year declared rather than the       minimum taxable income will be
year paid.                                 included in such corporation's
                                           "adjusted current earnings" for
   A dividend or capital gains
                                           purposes of computation of the AMT.
distribution with respect to shares
of any Fund held by a tax-deferred or
qualified retirement plan, such as an        Interest on indebtedness incurred
IRA, Keogh Plan or corporate pension       by shareholders to purchase or carry
or profit sharing plan, will not be        shares of the Municipal Trust Fund is
taxable to the plan. Distributions         not deductible for federal income tax
from such plans will be taxable to         purposes to the extent that the
individual participants under              Municipal Trust Fund distributes
applicable tax rules without regard        Exempt-Interest Dividends.  The
to the character of the income earned      amount of the interest on
by the qualified plan.                     indebtedness that is not deductible
                                           is proportional to the amount of non-
   Dividends paid by the Growth Fund,      capital gains dividends received that
the Aggressive Growth Fund and the         are Exempt-Interest Dividends. Under
Growth and Income Fund (other than         rules of the Internal Revenue Service
capital gain distributions) will           for determining when borrowed funds
generally be eligible, subject to          are used for purchasing or carrying
certain limitations and regardless of      particular assets, shares may be
whether received in the form of cash       considered to have been purchased or
or reinvested in additional shares,        carried with borrowed funds even
for the dividends- received deduction      though those funds are not directly
available to corporate shareholders.       linked to the shares. Further,
This deduction is only available to        persons who are "substantial users"
the extent that the aggregate              (or related persons) of facilities
dividends received by each Fund would      financed by AMT-Subject Bonds should
be eligible for the                        consult their tax advisers before
dividends-received deduction if            purchasing shares of the Municipal
received directly by the corporate         Trust Fund.
shareholders. A corporate shareholder
may also be subject to the
extraordinary dividend provisions of
the Code under which a shareholder's
basis in

   Because the Municipal Trust Fund        In that event, the basis of the
can invest in taxable municipal bonds      shares acquired will be adjusted to
and other taxable securities as well       reflect the disallowed loss.
as tax-exempt municipal bonds, the           Some of the investment practices of
portion of its dividends that will be      the Growth Fund, the Aggressive
exempt from or subject to regular          Growth Fund and the Growth and Income
federal income taxes cannot be             Fund are subject to special
predicted. Shareholders may be sub-        provisions that, among other things,
ject to state and local taxes on           may defer the use of certain losses
dividends from the Municipal Trust         of such Funds and affect the holding
Fund, including dividends which are        period of the securities held by the
exempt from federal income taxes. In       Funds and the character of the gains
addition, for federal income tax           or losses realized. These provisions
purposes, distributions of net short-      may also require the Growth Fund, the
term capital gains are taxable to          Aggressive Growth Fund and the Growth
shareholders of the Municipal Trust        and Income Fund to mark to   market
Fund as ordinary income and                some of the positions in their
distributions of net long-term             respective portfolios (i.e., treat
capital gains are taxable to such          them as if they were closed out),
shareholders as long-term capital          which may cause such Funds to
gains, regardless of the nature of         recognize income without receiving
the investments made by the Fund.          cash with which to make distributions
   There is no fixed dividend rate and     in amounts necessary to satisfy the
there can be no assurance that any         distribution requirements for
Fund will pay any dividends or             qualification as a regulated
realize any gains. The amount of any       investment company and for avoiding
dividend or distribution paid by each      income and excise taxes. Each Fund
Fund depends upon the realization by       will monitor its transactions and may
the Fund of income and capital gains       make certain tax elections in order
from that Fund's investments. All          to mitigate the effect of these rules
dividends and distributions will be        and prevent disqualification of the
made to shareholders of a Fund solely      Fund as a regulated investment
from assets of that Fund.   Since the      company.
Funds are not treated as a single
                                             Each Fund's ability to dispose of
entity for federal income tax
                                           portfolio securities may be limited
purposes, the performance of one Fund
                                           by the requirement for qualification
will have no effect on the income tax
                                           as a regulated investment company
liability of shareholders of another
                                           that less than 30% of a Fund's gross
Fund.
                                           income be derived from the
   Payment (either in cash or in           disposition of securities held for
portfolio securities) received by a        less than three months.
shareholder upon redemption of his           Each Fund is required to withhold
shares, assuming the shares                and remit to the U.S. Treasury 31% of
constitute capital assets in his           the dividends or the proceeds of any
hands, generally will result in            redemptions or exchanges of shares
long-term or short-term capital gains      with respect to any shareholder who
(or losses) depending upon the share-      fails to furnish Winthrop with a
holder's holding period and basis in       correct taxpayer identification num-
respect of shares redeemed. Any loss       ber, who has been notified by the
realized by a shareholder on the sale      U.S. Treasury that he or she has
of Fund shares held for six months or      underreported dividend or interest
less will be treated for federal           income or who fails to certify to
income tax purposes as a long-term         Winthrop that he or she is not
capital loss to the extent of any          subject to such withholding. An
distributions of long-term capital         individual's tax identification
gains received by the shareholder          number is his or her social security
with respect to such shares.               number.
   In addition, no loss will be
                                             The foregoing discussion is a
allowed on the sale or other
                                           general summary of certain current
disposition of shares of a Fund if,
                                           federal income tax laws regarding the
within a period beginning 30 days
                                           Funds. The discussion does not
before the date of such sale or
                                           purport to deal with all of the
disposition and ending 30 days after
                                           federal income tax consequences
such date, the holder acquires (such
                                           applicable to the Funds, or to all
as through dividend reinvestment)
                                           categories of investors, some of whom
securities that are substantially
                                           may be subject to special rules. Each
identical to the shares of such Fund.
                                           prospective shareholder should
                                           consult with his or her own
                                           professional tax adviser
regarding federal, state and local
tax consequences of ownership of
shares of the Funds.

RETIREMENT PLANS




   Each of Winthrop's Funds may be a       Plan. This form of retirement plan is
suitable investment vehicle for part       also available for investment in the
or all of the assets held in various       Funds.
tax-sheltered retirement plans, such
as those listed below. Semper Trust
Company serves as custodian under          Employer-Sponsored Retirement Plans
these prototype retirement plans and         The Adviser has a prototype
charges an annual account maintenance      retirement plan available which
of $15 per participant, regardless of      provides for investment of plan
the number of Funds selected. Persons      assets in shares of any one or more
desiring information concerning these      Funds. The prototype retirement plan
plans should write or telephone            may be used by sole proprietors and
Winthrop's Transfer Agent. While           partnerships as well as corporations
Winthrop reserves the right to             to establish a tax qualified profit
suspend sales of its shares in             sharing plan or money purchase
response to conditions in the              pension plan (or both) of their own.
securities markets or for other
reasons, it is anticipated that any          Under the prototype retirement
such suspension of sales would not         plan, an employer may make annual
apply to sales to the types of plans       tax-deductible contributions for
listed below.                              allocation to the accounts of the
                                           plan participants to the maximum
Individual Retirement Accounts
                                           extent permitted by the federal tax
("IRA")
                                           law for the type of plan
   The Adviser has available a             implemented.The Adviser has received
prototype form of IRA for investment       favorable opinion letters from the
in shares of any one or more Funds.        IRS that the prototype retirement
Under the Code, individuals may make       plan is acceptable by qualified
IRA contributions of up to $2,000          employers.
annually.  An individual with a            Self-Directed Retirement Plans
non-working spouse may establish a
separate IRA for the spouse and              Shares of Winthrop may be suitable
contribute a combined maximum of           for self-directed IRA accounts and
$2,250 annually to one or both IRAs,       prototype retirement plans such as
provided that no more than $2,000 may      those developed by Donaldson, Lufkin
be contributed to the IRA of either        & Jenrette Securities Corporation, an
spouse.  Contributions to an IRA may       affiliate of the Adviser and
be wholly or partly tax-deductible,        Winthrop's Distributor.
depending upon the contributor's
income level and participation in an
employer-sponsored retirement plan.
The income earned on shares held in
an IRA is not subject to federal
income tax until withdrawn in
accordance with the Code.  Investors
may be subject to penalties or
additional taxes on contributions to
or withdrawals from IRAs under
certain circumstances.
Simplified Employee Pension Plan
("SEP/IRA")

   A SEP/IRA is available for
investment and may be established on
a group basis by an employer who
wishes to sponsor a tax-sheltered
retirement program by making IRA
contributions on behalf of all
eligible employees.
Salary Reduction Simplified Employee
Pension Plan ("SAR/SEP")

   Offers employers with 25 or fewer
eligible employees the ability to
establish a SEP/IRA that permits
salary deferral contributors. An
employer may also elect to make
additional contributions to this

                       GENERAL INFORMATION


Capitalization                             the Fund, the liquidation proceeds to
                                           shareholders of Class B shares are
   Winthrop was organized as a             likely to be less than proceeds to
Massachusetts business trust under         Class A shareholders. Shareholders
the laws of Massachusetts on November      have no preemptive rights.
26, 1985. Winthrop has an unlimited
number of authorized shares of             Portfolio Transactions
beneficial interest, par value $.01          Consistent with the Rules of Fair
per share, which may, without share-       Practice of the National Association
holder approval, be divided into an        of Securities Dealers, Inc. and
unlimited number of series and an          subject to seeking best execution,
unlimited number of classes. Such          Winthrop may consider sales of its
shares are currently divided into          shares as a factor in the selection
several series, one series of shares       of brokers and dealers to execute
for each Fund. Shares of each Fund         portfolio transactions for Winthrop.
are divided into Class A shares and
Class B shares of each Fund and are        Distributor
normally entitled to one vote (with          Donaldson, Lufkin & Jenrette
proportional voting for fractional         Securities Corporation, an affiliate
shares) for all purposes. Generally,       of the Adviser, serves as Winthrop's
shares of all Funds vote as a single       Distributor.
series on matters that affect all
Funds in substantially the same            Custodian, Dividend Disbursing Agent
manner. As to matters affecting each         and Transfer Agent
Fund separately, such as approval of         Citibank, N.A. acts as Custodian
the investment advisory agreement,         for the securities and cash of
shares of each Fund would vote as          Winthrop, but plays no part in
separate series. With respect to each      deciding on the purchase or sale of
Fund, each Class is identical in all       portfolio securities. Fund/Plan
respects except that (i) each Class        Services, Inc. acts as dividend
bears different distribution service       disbursing agent, registrar and
fees, (ii) each Class has exclusive        transfer agent.
voting rights with respect to its
Rule 12b-1 Plan, (iii) each Class has      How Winthrop Calculates Performance
a different exchange privilege, and          From time to time Winthrop may
(iv) only Class B shares have a            advertise its total return (including
conversion feature. Winthrop will not      "average annual" total return and
have annual meetings of shareholders       "aggregate" total return) and yield
so long as at least two-thirds of the      in advertisements or sales
Trustees then in office have been          literature. Total return and yield
elected by the shareholders. Section       are calculated separately for Class A
16(c) of the Investment Company Act        and Class B shares. These figures are
of 1940 provides certain rights to         based on historical earnings and are
shareholders which Winthrop will           not intended to indicate future
honor regarding the calling of             performance. The "total return" shows
meetings of shareholders and other         how much an investment in a Fund
communications with shareholders.          would have increased (decreased) over
Trustees also will call meetings of        a specified period of time (i.e.,
shareholders from time to time as the      one, five or ten years or since
Trustees deem necessary or desirable.      inception of that Fund) assuming that
   Shares of a Fund are freely             all distributions and dividends by
transferable, are entitled to              the Fund were reinvested on the
dividends as determined by the             reinvestment dates during the period
Trustees and, in liquidation of            and less all recurring fees. The
Winthrop, are entitled to receive the      "aggregate" total return
net assets of that Fund. Since Class
B shares of each Fund are subject to
greater distribution services fees
than Class A shares of
reflects actual performance over a
stated period of time. "Average
annual" total return is a
hypothetical rate of return that, if
achieved annually, would have
produced the same aggregate total
return if performance had been
constant over the entire period.
"Average annual" total return smooths
out variations in performance and
takes into account any applicable
initial or contingent deferred sales
charges. Neither "average annual"
total return nor "aggregate" total
return takes into account any federal
or state income taxes which may be
payable upon redemption. The "yield"
refers to the income generated by an
investment in a Fund over a one-month
or 30-day period. This income is then
"annualized"; that is, the amount of
income generated by the investment
during that 30-day period is assumed
to be generated each 30-day period
for twelve periods and is shown as a
percentage of the investment. The
income earned on the investment is
also assumed to be reinvested at the
end of the sixth 30-day period.
Winthrop may also include comparative
performance information in
advertising or marketing Winthrop's
shares. Such performance information
may include data from Lipper
Analytical Services, Inc.,
Morningstar Publications, Inc., other
industry publications, business
periodicals, and market indices.
Winthrop will include performance
data for each class of shares of a
Fund in any advertisement or
information including performance
data of that Fund. Further
performance information is contained
in Winthrop's annual and semi-annual
reports to shareholders, which may be
obtained without charge.
Information for Shareholders

   Any shareholder inquiry regarding
Winthrop or the status of the
shareholder's account can be made to
Winthrop or to Fund/Plan Services,
Inc. by mail or by telephone at the
address or telephone number listed on
the cover of this Prospectus.
   Following any purchase or
redemption, a shareholder will
receive a statement confirming the
transaction and setting forth the
total number of shares owned, their
net asset value and the contingent
deferred sales charge imposed, if
any. Annual audited and semi-annual
unaudited financial statements, which
include a list of investments held by
Winthrop, will be sent to
shareholders.

                        [THIS PAGE INTENTIONALLY LEFT BLANK]

                     This Page Intentionally Left Blank

                  ADVISOR

Wood, Struthers & Winthrop Management Corp.
 140 Broadway, New York, New York 10005

                DISTRIBUTOR                                          [Art]
Donaldson, Lufkin & Jenrette Securities Corporation
       140 Broadway, New York, NY 10005

                 AUDITORS
              Ernst & Young LLP
  787 Seventh Avenue, New York, NY 10019

                 CUSTODIAN
               Citibank, N.A.
    111 Wall Street, New York, NY 10043

              TRANSFER AGENT                                       WINTHROP
          Fund/Plan Services, Inc.                                   FOCUS
 P.O. Box 874 (#2 Elm Street), Conshohocken,                         FUNDS
                 PA 19428

                 COUNSEL
            Sullivan & Cromwell
  125 Broad Street, New York, NY 10004

--------------------------------------

           TABLE OF CONTENTS

Summary of Fund Expenses             4
Financial Highlights                 8

Introduction                        17
Investment Objectives and
Policies                            17
Investment Restrictions             28
Management                          30
Expenses of Winthrop                32
Purchases, Redemptions and
Shareholder Services                34
Net Asset Value                     43
Dividends, Distributions and
Taxes                               44
Retirement Plans                    47
General Information                 48
--------------------------------------                         [Art]

This Prospectus does not constitute an
offering in any state in which such offering may not lawfully be made.
                                                            Prospectus
         WOOD, STRUTHERS & WINTHROP
                                                         February 28, 1996
             ESTABLISHED 1871



                  [Logo]                                      [Logo]

INVESTMENT MANAGEMENT SUBSIDIARY OF
  DONALDSON, LUFKIN & JENRETTE
    SECURITIES CORPORATION


WFF-MB-6             11818A          9/95

                                   WINTHROP FOCUS FUNDS
                                 SHARE PURCHASE APPLICATION

WINTHROP FOCUS FUNDS                                  For assistance in filling
c/o Fund/Plan Services, Inc.                          out this application call:
P.O. Box 874                                          (800) 225-8011
Conshohocken, PA 19428

(1)   Type of Account                                    Date             , 199
                                                             -------------     ---
                                                                                                     -
[  ]   New Account  [  ]     Existing Account #
                                               ---------------

----

(2) INVESTMENT SELECTION--Please indicate the dollar amount you wish to invest in each Fund and make checks payable to Winthrop Mutual Funds. Please select the class of shares you wish to purchase. If no class of shares is selected, Class A shares will be purchased.


   WINTHROP FUND NAME (FUND NUMBER)  CLASS A OR B              AMOUNT
   --------------------------------  ------------              ------

B
-

   Growth Fund (530)                                           $
                                                    --------    --------
                                                                          Initial Investment Minimum
                                                    --------    --------
   Fixed Income Fund (531)                                                per Fund $250; Subsequent
                                                   ---------    --------
   Aggressive Growth Fund (534)                                           Investment Minimum $25.
                                                    --------    --------
   Growth and Income Fund (535)                                            Minimums are waived for SEP,
                                                    --------    --------
   Municipal Trust Fund (536)                                              SARSEP, 401K, 403B and 457
                                                    --------    --------
                                                                           plans.

      Total

(3)   SHARE REGISTRATION

[  ]  Individual
                --------------------------------------------------------  ----------------------------
                                  Name                                        *Joint Owner, if any

[  ]  Gift to Minor                                                       as custodian for
                   -----------------------------------------------------                  ------------
                                    Name of Custodian                                     Name of minor


      under the              Uniform Gift to Minors Act. (Reference social security # of minor in
                ------------
                State
      space provided below)

[  ]  Other
           -------------------------------------------------------------------------------------------
                                Name of corporation, organization, trusts, etc.
      Address
             -----------------------------------------------------------------------------------------
                 Street                                         City            State       Zip Code

   Phone Number (       )                Social Security or Taxpayer ID #**
                ------------------------                                   ---------------------------

     * In the event of co-owners, a joint tenancy with right of survivorship will be assumed unless otherwise indicated.

    **      Required to open an account.
(4) TELEPHONE TRANSACTIONS

    Telephone Exchange Privilege--I understand that unless I have checked the box below, this privilege will automatically apply. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.)

    [ ]    I do not elect the telephone exchange privilege.
    Telephone Redemption Privilege--I hereby authorize the Funds or its transfer agent to effect the redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent as follows:

    [ ]    Mail Redemption proceeds to the name and address in which my Fund
           Account is registered.
    [ ]    Deposit via ACH to the commercial bank referenced in Section 10.
    [ ]    Wire Redemption proceeds to the Bank referenced in Section 10 and charge my Fund account the applicable wire fee. (NOTE: The maximum telephone redemption amount is $50,000. Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days.)

                                     -58-

(5) SIGNATURE--Required by federal tax law to avoid 31% backup withholding: By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding
      unless I have checked the box to the right.   I am subject to backup
      withholding.

      By selecting any of the above telephone privileges, I agree that neither Winthrop, the Adviser, the Winthrop Opportunity Funds, the Alliance Money Market Funds nor any transfer agent for any of the foregoing will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that Winthrop reasonably believes to be genuine, and that neither Winthrop nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or Winthrop at any time. I understand and agree than Winthrop reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      The person(s), if any, signing on behalf of the investor (i.e. corporation, organization, trust, etc.) represent and warrant that they are authorized to sign this application and purchase, redeem, or exchange shares on behalf of such investor.

      ----------------------------------------  -----------------------------
      Signature                                  Date


      ----------------------------------------  -----------------------------
      Signature                                  Date

      (If an institution, please include documentation establishing authorized signatories).

(6) FOR DEALER USE ONLY--We guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

 Dealer Name                                          Dealer No.
             --------------------------------------              ---------------

 Branch Office Name                                   Branch Office No.
                   -------------------------------                     ---------

 Branch Office Address
                      ----------------------------------------------------------

 Representative's Name                       Representative's No.
                      ----------------------                      --------------

 Representative's Phone No.                   Authorized Signature
                           ------------------                      -------------

   _________________

   FOR DIVIDEND INSTRUCTIONS AND OTHER ACCOUNT OPTIONS, PLEASE COMPLETE THE REVERSE SIDE OF THIS PURCHASE APPLICATION.

(7)   DIVIDEND OPTIONS
   Dividend Instructions--if no instructions are given, all distributions will be reinvested.

   INCOME DIVIDENDS: (select one)


[ ] Reinvest dividends [ ] Pay dividends in cash  [ ] Use Dividend Direction Option

CAPITAL GAINS DISTRIBUTION: (select one)

[ ] Reinvest capital gains [ ] Pay capital gains in cash [ ] Use Dividend Direction Option

[ ] Dividend Direction Option I/we hereby authorize and request that my/our distributions be either (a) paid to the person and/or address designated below or (b) reinvested into my/our account which we currently maintain in another Winthrop Fund:

      a) Name                                 b) Winthrop Fund
             -----------------------------                    ------------------

      Account or Policy #                     Existing Acct. No.
                         -----------------                     -----------------
                            if applicable

      Address
          -----------------------------------
   City, State, Zip
                   -----------------------------

   (NOTE: Dividend checks that are returned "not forwardable" will be reinvested in additional shares of the Fund at the current net asset value on the date the check is received.)

(8) [  ] AUTOMATIC  MONTHLY INVESTMENT  PLAN*--I/we  hereby authorize  you to
    draw  on my/our  bank account an amount of $           ($25 minimum) for an
                                                 ----------
    investment in the Funds beginning on the 10th, 15th or 20th (circle one) day and continuing on that same day each month.


   -----------------------------------------   ---------------------------------
                Fund Name(s)                         Bank Account Number


   -----------------------------------------------------------------------------
                               Branch Name and Address of Bank
   The Fund requires signatures of bank account owners exactly as they appear on bank records:

   -------------------------------- ------   -----------------------------------
   Individual Account Owner         Date     Individual Account Owner

Date

   *(ATTACH VOIDED CHECK--Include a blank check from the bank account from which your investment will be made. Write "VOID" across the face of the check, and attach it to this form.)


(9) [ ] SYSTEMATIC CASH WITHDRAWAL PLAN--(Minimum initial purchase $10,000). The undersigned requests that the Funds, or any transfer agent of the Funds, as their agent make withdrawals
          beginning the 25th day (approximately of              , 19  ).
                                                  -------------    --

 FUND NAME       AMOUNT
 ---------       ------
                              [ ] monthly  [ ] quarterly [ ] semi-annually  [ ] annually
 ------------  ------------

                              [ ] monthly  [ ] quarterly [ ] semi-annually  [ ] annually
 ------------  ------------

                              [ ] monthly  [ ] quarterly [ ] semi-annually  [ ] annually
 ------------  ------------

                              [ ] monthly  [ ] quarterly [ ] semi-annually  [ ] annually
 ------------  ------------


   Payments under this Plan should be sent:
   [ ] by check to the name and address in which my/our Fund account is registered.

   [ ] by automated clearing house "ACH" deposits to my Bank and account referenced in Section 10.

   [ ] by wire to the Bank and account referenced in Section 10 and charge my Fund account the applicable wire fee.

   [ ]  by check to the Special Payee referenced below.

Name of Payee                                Account of Policy #
              -----------------------------                     ----------------
                                                                 if applicable

Address
       -------------------------------------------------------------------------

(10) BANK ACCOUNT INFORMATION* (To be completed if applicable under Sections 4 or 9).


        -----------------------------------------     --------------------------
                 Name of Bank                            Branch if applicable

        -----------------------------------------     --------------------------
        Name in which Bank Account is Established       Bank Account Number

   *(ATTACH VOIDED CHECK--Include a  blank check from your bank account. Write
    "VOID"  across the face of the check, and attach it to this form.)

(11) CONSOLIDATED ACCOUNT STATEMENTS--If you prefer to receive one quarterly combined statement instead of individual account statements please reference the Winthrop Fund name and account numbers that you would like consolidated.

        -----------------------------------------     --------------------------
                Fund Name/Account Number              Fund Name/Account Number



        -----------------------------------------     --------------------------
                Fund Name/Account Number              Fund Name/Account Number


        -----------------------------------------     --------------------------
                Fund Name/Account Number              Fund Name/Account Number

WINTHROP FOCUS FUNDS


---------------------------------------------------------------------------
140 BROADWAY, NEW YORK, NEW YORK 10005

Toll Free (800) 225-8011
---------------------------------------------------------------------------



                    STATEMENT OF ADDITIONAL INFORMATION


                          dated February 28, 1996


This Statement of Additional Information is not a prospectus and should be read in conjunction with Winthrop's current Prospectus dated February 28,

1996, as supplemented from time to time, which is incorporated herein by reference.  A copy of the Prospectus may be obtained by contacting Winthrop at the address or telephone number listed above.




                             TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----

Investment Policies and Restrictions  . . . . . . . . . . . . . . . . .   1
Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
Expenses of Winthrop  . . . . . . . . . . . . . . . . . . . . . . . . .  34
Purchases, Redemptions, Exchanges and
     Systematic Withdrawal Plan . . . . . . . . . . . . . . . . . . . .  37
Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .  44
Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . .  47
Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . . .  54
General Information . . . . . . . . . . . . . . . . . . . . . . . . . .  62
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . .  64
Report of Independent Auditors  . . . . . . . . . . . . . . . . . . . .  80
Appendix A -- Securities Ratings  . . . . . . . . . . . . . . . . . . . A-1

---------------------------------------------------------------------------

                    INVESTMENT POLICIES AND RESTRICTIONS

---------------------------------------------------------------------------

          The following investment policies and restrictions supplement,

and should be read in conjunction with, the information set forth under the heading "Investment Objectives and Policies" in Winthrop's Prospectus.

Except as noted in the Prospectus, Winthrop's investment policies are not fundamental and may be changed by the Trustees of Winthrop without shareholder approval; however, shareholders will be notified prior to a significant change in such policies.  Winthrop's fundamental investment restrictions may not be changed without shareholder approval as defined on page 17.

Growth Fund, Aggressive Growth Fund and Growth and Income Fund
--------------------------------------------------------------

          It is the policy of the Growth Fund to invest principally in equity securities with long-term capital appreciation potential; it is the policy of the Aggressive Growth Fund to invest principally in equity securities selected on the basis, in the Adviser's opinion, of their potential for a high level of growth of capital; and it is the policy of the Growth and Income Fund to invest principally in dividend paying common stocks.


          The Growth Fund and the Aggressive Growth Fund each may invest up to 5% of their respective total assets in warrants.  Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the
issuing company.  Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

          The Growth Fund may invest up to 10% of the value of its total assets in foreign securities and the Aggressive Growth Fund and the Growth and Income Fund may invest up to 20% of the value of their respective total assets in foreign securities.  Investment in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

          There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.  Non-U.S.

securities markets, while growing in volume, have, for the most part,

substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transaction costs of investing in non-U.S.

securi-
ties markets are generally higher than in the U.S.  There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S.  The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts.  Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the

Funds' performance.  Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or investors.

          The Growth Fund may invest up to 35% of the value of its total assets in investment grade fixed income securities and the Growth and

Income Fund, the Aggressive Growth Fund and the Fixed Income Fund may

invest in investment grade fixed income securities without limitation.  In-

vestment grade obligations are those obligations rated BBB or better by

Standard and Poor's Ratings Group ("S&P") or Baa or better by Moody's

Investors Service ("Moody's") in the case of long-term obligations and equivalently rated obligations in the case of short-term obligations, or unrated instruments believed by the Adviser to be of comparable quality to such rated instruments.  Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.  Securities rated Baa by Moody's are considered by Moody's to be medium grade obligations; they are neither highly protected nor poorly secured; interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; in the opinion of Moody's, they lack outstanding investment characteristics and in fact have speculative characteristics as well.  Fixed income securities in which the Funds may invest include asset and mortgage backed securities.

Prepayments of principal may be made at any time on the obligations underlying asset and mortgage backed securities and are passed on to the holders of the assets and mortgage backed securities.  As a result, if a

Fund purchases such a security at a premium, faster than expected prepayments will reduce and slower than expected prepayments will increase yield to maturity.  Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.


          The Growth Fund, the Growth and Income Fund and the Aggressive

Growth Fund each may write covered call options listed on one or more national securities exchanges.  When calls written by a Fund are exercised,

the Fund may be obligated to sell stocks below the current market price.

The writing of call options will therefore, involve a potential loss of opportunity to sell
securities at higher prices.  In exchange for the premium received, the writer of a fully covered call option assumes the full downside risk of the securities subject to such option.  In addition, the writer of the call gives up the gain possibility of the stock protecting the call.  Generally,

the opportunity for profit from the writing of options is higher, and consequently the risks are greater, when the stocks involved are more volatile.  The actual return earned from writing a call option depends on factors such as the amount of the transaction costs and whether or not the option is exercised.  Option premiums vary widely depending primarily on supply and demand.

          If a Fund desires to sell a particular security from its

portfolio on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security.  A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written.  (Such a purchase does not result in the ownership of an option).  A Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.  A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. The Growth Fund, the Growth and Income Fund may not purchase call options except in closing purchase transactions.



          The Aggressive Growth Fund may seek to increase its return through the use of options on securities and securities indices and may seek to hedge all or a portion of its portfolio investments through the use of financial instruments currently or hereafter available, such as securities index and financial future contracts and options thereon.

          As discussed above, the Aggressive Growth Fund may write call options on securities, which give the holder (i.e., purchaser thereof) the right to buy the underlying security from the Fund at the stated exercise price.  The Aggressive Growth Fund may also write put options on securities, which give the holder the right to sell the underlying security to the Fund at the stated exercise price.  The Aggressive Growth Fund will write only covered or secured options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or have an immediate right to acquire such securities without additional consideration upon conversion or exchange of portfolio securities, or, in the case of put options, that the Aggressive

Growth Fund will have on deposit with its custodian cash or high quality short-term obligations or a combination of both with a value equal to or greater than the exercise price of the underlying securities.

          The Aggressive Growth Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out by the Aggressive Growth Fund at a profit.  By writing a call option, the Aggressive Growth Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as a writer continues.  By writing a put, the Aggressive Growth Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding.  Thus, in some periods, the Aggressive Growth Fund may receive less total return and in the other periods greater total return in connection with its options transactions than it would have received from the underlying securities had options not been written with respect thereto.


          The Aggressive Growth Fund may also purchase and sell securities index options.  The Growth Fund and the Growth and Income Fund may write calls on a securities index.  Securities index options are similar to options on specific securities.  However, because options on securities indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying securities index on the exercise date.  When a Fund writes an option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high quality short-term obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open.

          On the futures markets, the Adviser may with respect to the

Aggressive Growth Fund adopt an overall strategy in response to expected market movements.  Such a strategy would involve the purchase or sale of securities index futures contracts and related options traded on regulated exchanges, to the extent permitted by the Commodity Futures Trading

Commission ("CFTC"), for bona fide hedging purposes or for other appropriate risk management purposes permitted under regulations promulgated by the CFTC.  A securities index futures contract is an agree-

ment to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period.  The Aggressive Growth Fund may enter into securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result.



          The Aggressive Growth Fund will only invest in futures contracts and related options to the extent that the Fund would not be required to register with the CFTC. The Aggressive Growth Fund will not engage in financial futures or related options transactions for speculative purposes but only in an effort to hedge portfolio risks as described above.  In accordance with the foregoing,

under current regulations the Aggressive Growth Fund may not purchase or sell futures contracts
if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's open futures positions and premiums on open positions thereon would exceed 5% of the market value of the Aggressive Growth

Fund's total assets.  Certain provisions of the federal tax laws may limit the extent to which the Aggressive Growth Fund may engage in options and financial futures transactions.  Such transactions may also affect the amount, character and timing of income, gain or loss recognized by the Fund for federal tax purposes.


          The Aggressive Growth Fund's successful use of options and financial futures depends on the ability of the Adviser to predict the direction of the market and is subject to various additional risks.  The investment techniques and skills required to use options and futures successfully are different from those required to select equity and debt securities for investment.  The correlation between movements in the price of the option or future and the price of the securities index futures and options declines, as the composition of the Fund's portfolio diverges from the composition of the index underlying such index futures and options.  In addition, the ability of the Fund to close out an option or futures position depends on a liquid secondary market.  There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time.


          New options and futures contracts and other financial products,

securities options, securities index futures contracts and options on securities indices with respect to securities in which the Aggressive

Growth Fund may invest, and various combina-tions thereof, continue to be developed and the Aggressive Growth Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objective and policies and the regulatory requirements applicable to the Fund.  Although the Aggressive

Growth Fund has adopted the investment policies stated above, it has in addition made under- takings to certain States which (a) prohibit investing in commodities and commodity futures contracts and (b) limit investment in options, financial futures and stock index futures to 5% of the value of its net assets.

          The Aggressive Growth Fund has a policy of investing in special situations and accordingly may invest a substantial portion of its assets in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation,

liquidation or similar reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation.  The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consum-

mated, the Fund may sustain a loss.

          The following additional policies have been adopted by the Growth

Fund and the Growth and Income Fund and may be changed by the Trustees without shareholder approval:

     1.   The Funds will not make or maintain a short position (other than short sales against the box) or write, purchase or sell put,

          calls, straddles, spreads or combinations thereof, provided,

          however, the Growth Fund and Growth and Income Fund may write covered call options and purchase call options in closing

          purchase transactions.


     2.   The Funds will not invest in oil, gas or other mineral

          exploration or development programs, but this shall not prohibit the Funds from investing in securities of companies engaged in oil, gas or mineral activities or investigations.

Fixed Income Fund
-----------------

          The Fixed Income Fund generally does not intend to acquire common stocks or equity securities exchangeable for common stock or rights or warrants to subscribe for or purchase common stock, except that with respect to convertible debt securities, the Fund may acquire common stock through the exercise of conversion rights in situations where it believes such exercise is in the best interest of the Fixed Income Fund and its shareholders.  In such event, the Fixed Income Fund will sell the common stock resulting from such conversion as soon as practical.  The Fixed

Income Fund may, as set forth in the Prospectus, acquire debt securities,

including convertible and non-convertible debt securities which may have voting rights, but in no case will the Fixed Income Fund acquire more than

10% of the voting securities of any one issuer.  The relative size of the

Fixed Income Fund's investments in any
grade or type of security will vary from time to time.  Critical factors which are considered in the selection of securities or other investment alternatives include trends in the determinates of interest rates,

corporate profits and management capabilities and practices.

          The Fixed Income Fund may use a variety of techniques in seeking to attain its investment objective.  In making investment decisions, for example, the Fixed Income Fund seeks to balance favorable factors, such as high yields to maturity and high current rates of income, against unfavorable factors, such as increased risk which accompanies longer maturities.

          The Fixed Income Fund may use trading to attain its investment objectives and policies.  Trading may be used in anticipation of market developments or to take advantage of yield disparities between major sectors of the investment grade market.  Examples of circumstances in which the Fixed Income Fund may employ trading are (i) shortening of the average maturity of the portfolio in anticipation of higher interest rates, (ii)

lengthening of the average maturity of the portfolio in anticipation of lower interest rates, (iii) changing the average coupon of the portfolio when yield disparities occur between debt securities selling at differing levels of premium or discount, (iv) selling one type of debt security

(e.g., industrial bonds) and buying another type of debt security (e.g.,

Federal agency bonds or notes) when disparities arise in the relative value of each, and (v) selling one class of fixed-income securities (e.g.,

preferred stocks) and buying another
class (e.g., publicly offered utility bonds) when disparities arise in the relative values of each.

          Debt securities acquired for the Fixed Income Fund's portfolio may be subject to call by the issuer prior to maturity, in which case the

Fixed Income Fund may be forced to sell such securities at prices below market value.  The Fixed Income Fund may seek protection against calls at prices below market value.  Such protection may be sought by (i) purchasing securities with high call prices relative to their market prices, (ii)

purchasing securities with sinking fund features which are selling at premium where the period before inception of the sinking fund payments is relatively long, (iii) selling a security whose market price has risen above its call price and purchasing another security of comparable quality whose market price is below its call price and (iv) substituting for a security with a refunding date a comparable security with a more distant refunding date.  Depending on market conditions, debt securities may be purchased at a discount or premium from face value, producing a yield of more or less than the coupon rate.  The market value of the Fixed Income

Fund's assets will reflect yields generally available on debt securities of similar quality.  When such yields decline, the market value of the Fixed

Income Fund's assets already invested can be expected to rise.  Similarly,

when such yields increase, the market value of the Fund's assets already invested can be expected to decline.

Municipal Trust Fund
--------------------

          Municipal securities include municipal bonds as well as short-

term (i.e., maturing in under one year to as much as three years) municipal notes, demand notes and tax-exempt commercial paper.  In the event the

Municipal Trust Fund invests in demand notes, the Adviser will continually monitor the ability of the obligor under such notes to meet its obligations.  Typically, municipal bonds are issued to obtain funds used to construct a wide range of public facilities, such as schools, hospitals,

housing, mass transportation, airports, highways and bridges.  The funds may also be used for general operating expenses, refunding of outstanding obligations and loans to other public institutions and facilities.

          Municipal bonds fall into two general classes:  general

obligation bonds and revenue or special obligation bonds.  Payment of principal of and interest on general obligation bonds is secured by the issuer's pledge of its faith, credit and taxing power.  Payment on revenue or special obligation bonds is met only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from general tax and other unrestricted revenues of the issuer.  The term

"issuer" means the agency, authority, instrumentality or other political subdivision whose assets and revenues are available for the payment of principal of and interest on the bonds.  Certain types of private activity bonds are also considered municipal bonds if the interest thereon is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, airports, housing projects, resource recovery programs, solid waste disposal facilities,

student loan programs and water and sewage disposal facilities.

          Private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds.  The payment of the principal and interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

          Municipal notes in which the Municipal Trust Fund may invest include demand notes, which are tax-exempt obligations that have stated

maturities in excess of one year, but permit the holder to sell back the security (at par) to the issuer within 1 to 7 days' notice.  The payment of principal and interest by the issuer of these obligations will ordinarily be guaranteed by letters of credit offered by banks.  The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

          Other short-term obligations constituting municipal notes include tax anticipation notes, revenue anticipation notes and bond anticipation notes, and tax-exempt commercial paper.

          Tax anticipation notes are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes.  Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the

Federal Revenue Sharing Programs.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  In most such cases, the long-term bonds provide the money for the repayment of the notes.

          Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less (however, issuers typically do not issue such obligations with maturities longer than seven days).  Such obligations are issued by state and local municipalities to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

          There are, of course, variations in the terms of, and the

security underlying, municipal securities, both within a particular rating classification and between such classifications, depending on many factors.

The ratings of Moody's and S&P represent their opinions of the quality of the municipal securities rated by them.  It should be emphasized that such ratings are general and are not absolute standards of quality.

Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while the municipal securities of the same maturity and coupon, but with different ratings may have the same yield.  The

Adviser appraises independently the fundamental quality of the securities included in the Fund's portfolio.

          Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.  An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments.  The achievement of the Fund's investment objectives depends in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.  Municipal securities historically have not been subject to registration with the Securities and

Exchange Commission, although from time to time there have been proposals which would require registration in the future.

          After purchase by the Municipal Trust Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Municipal Trust Fund.  Neither event requires sales of such security by the Municipal Trust Fund, but the Adviser will consider such event in its determination of whether the Municipal Trust

Fund should continue to hold the security.  To the extent that the ratings given by Moody's
or S&P may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use such changed ratings in a manner consistent with the Fund's quality criteria as described in the

Prospectus.

          Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code.  In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay,

when due, the principal or the interest on its municipal bonds may be materially affected.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities.  It can be expected that similar proposals may be introduced in the future.  If such a proposal were enacted, the availability of municipal securities for investment by the

Fund and the value of the Fund's portfolio would be affected.

Additionally, the Fund would reevaluate its investment objectives and policies.

Additional General Investment Policies
--------------------------------------

          The following general investment policies supplement those set forth above for each Fund.

Subchapter M Qualification
--------------------------

          In accordance with the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), it is the policy of each Fund to limit its short-term trading so that less than 30% of its annual gross income (including all dividends and interest income and gross realized capital gains, both short-

and long-term, without offset for realized capital losses) will be derived from gross gains realized on the sale or other disposition of securities held for less than three months.

Short Sales ("Against the Box")
-------------------------------

          Except for the Municipal Trust Fund, a Fund may effect short sales "against the box".  While a short sale is a sale of a security the

Fund does not own, it is "against the box" if at all times during which a short position is open, the Fund owns an equal amount of the securities,

or, by virtue of the ownership of securities, has the right, without further consideration, to obtain an equal amount of the securities sold short.  No more than 10% of each Fund's net assets (taken at the then current market value) will be held as collateral for its short sales at any time.  Neither the Growth Fund, the Fixed Income Fund nor the Growth and

Income Fund have an intention to enter into short sales against the box in the foreseeable future.  Any gains on short sale transactions will generally be short-term, capital gains to a Fund.  A

Fund's ability to enter into short sale transactions will be limited by the requirement for qualification as a regulated investment company that less than 30% of a Fund's annual gross income be derived from the sale or other disposition of securities held for less than three months.  See "Dividends,

Distributions and Taxes" in the Prospectus and herein.

Repurchase Agreements
---------------------

          A Fund may enter into repurchase agreements with respect to U.S.

Government Securities (as defined in the Prospectus).  While the maturities of the underlying securities may exceed one year, the term of the repurchase agreement is always less than one year.  Repurchase agreements often are for short periods such as one day or a week, but may be longer.

In the event that a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price.  If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral.  The Growth Fund, Aggressive Growth Fund, Fixed Income Fund and

the Municipal Trust Fund each may also enter into reverse repurchase agreements as described in the Prospectus.

Restricted Securities
---------------------

          The Growth Fund, the Growth and Income Fund, the Fixed Income

Fund and the Municipal Trust Fund may invest in restricted securities and all of the Funds may invest in other assets having no ready market if such purchases at the time thereof would not cause more than 10% (or 15% in the case of the Municipal Trust

Fund) of the value of a Fund's net assets to be invested in not readily marketable assets.  However, the Adviser presently intends that not more than 5% of the net assets of any Fund will be so invested.  Additionally,

the Aggressive Growth Fund and the Growth and Income Fund have made undertakings to certain states that would limit such investments in not readily marketable assets to no more than 5% of the value of each Fund's net assets.  The Municipal Trust Fund has made undertakings to certain states that would limit to no more than 10% of its total assets its investment in restricted securities and to no more than 5% of its total assets its investment in equity securities which are not readily market-

able.  Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule

144 promulgated under such Act.  Where registration is required, Winthrop may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time Winthrop may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, Winthrop might obtain a less favorable price than that which prevailed when it decided to sell.  Securities salable without restriction among qualified institutional investors pursuant to rules

(e.g., Rule 144A) promulgated under the Securities Act of 1933 are not
 - -

considered to be subject to legal restrictions on transfer and may be considered liquid if they
satisfy liquidity standards established by the Board of Trustees.  The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity.  Restricted securities will be valued in such manner as the Trustees of Winthrop in good faith deem appropriate to reflect their fair value.

State Undertakings
------------------

          The Funds have also made undertakings to certain States which (a)

limit investment in warrants to not more than 5% of the value of each

Fund's net assets (only 2% of the value of each Fund's net assets may be invested in warrants not listed on the New York or American Stock

Exchange), (b) generally prohibit any investment in oil, gas and other mineral leases, and (c) prohibit purchases or sales of real property

(including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

Additional Fundamental Investment Restrictions
----------------------------------------------

          The following fundamental investment restrictions are applicable to each of the Funds as indicated and may not be changed with respect to a

Fund without the approval of a majority of the shareholders of that Fund,

which means the affirmative vote of the holders of (a) 67% or more of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (b) more than 50% of the outstanding shares of that Fund, whichever is less.  The following fundamental
investment restrictions are in addition to those set forth in the

Prospectus.

          A Fund may not:

     1.   With respect to the Growth Fund, the Fixed Income Fund, the

          Municipal Trust Fund and the Growth and Income Fund, participate on a joint or joint and several basis in any securities trading account;

     2.   Issue any senior security within the meaning of the Investment

          Company Act of 1940 (except to the extent that when-issued securities transactions, forward commitments, stand-by

          commitments or reverse repurchase agreements may be considered senior securities and except, with respect to the Aggressive

          Growth Fund and the Growth and Income Fund, that the hedging transactions in which such Funds may engage and similar

          investment strategies are not treated as senior securities);

     3.   Invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein and, with respect to the Aggressive Growth Fund and the

          Growth and Income Fund, other than mortgage-backed securities and similar instruments), or commodities or commodity contracts except, with respect to the Aggressive Growth Fund, for hedging purposes.

     4.   With respect to the Growth Fund, the Fixed Income Fund, the

          Municipal Trust Fund and the Growth and Income Fund, invest in the securities of other investment companies or investment trusts except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not in the open market, is part of a plan of merger, acquisition or transfer of assets, or consolidation and except, with respect to the Growth and Income Fund, for purchases of securities of money market funds; or

     5.   Invest in companies for the purpose of exercising control or management.

     6.   With respect to the Municipal Trust Fund, make short sales of securities.

          The following fundamental investment restrictions are applicable only to the Fixed Income Fund and may not be changed with respect to the

Fixed Income Fund without the approval of the shareholders of the Fixed

Income Fund (as described above).

          The Fixed Income Fund may not:

     1.   Write, purchase or sell puts, calls, straddles or spreads, or combinations thereof;

          or

     2.   Invest in oil, gas or other mineral exploration or development programs.

---------------------------------------------------------------------------

                                 MANAGEMENT

---------------------------------------------------------------------------

The Trustees and principal officers of Winthrop, their ages and their primary occupations during the past five years are set forth below.  Unless otherwise specified, the address of each of such persons is 140 Broadway,

New York, New York 10005.  Those Trustees whose names are preceded by an asterisk are "interested persons" of Winthrop as defined by the Investment

Company Act of 1940.


          *CARL B. MENGES, 65, Chairman of the Board of Trustees and

President of Winthrop, is Chairman of the Board of Wood, Struthers &

Winthrop Management Corp. (the "Adviser") with which he has been associated since before 1987.  He is also Vice Chairman of Donaldson, Lufkin &

Jenrette, Inc. with which he has been associated since prior to 1990.




          *G. MOFFETT COCHRAN, 45, Trustee of Winthrop, is President and

Chief Executive Officer of the Adviser with which he has been associated since 1992.  Prior to his association with Winthrop and the Adviser, Mr.

Cochran was a Senior Vice President with Bessemer Trust Companies.




          *JAMES A. ENGLE, 36, Vice President and Trustee of Winthrop, is a

Managing Director and Chief Investment Officer of the Adviser with which he has been associated since prior to 1990.

          ROGER W. VOGEL, 38, is Vice President of Winthrop, and a Senior

Vice President of the Adviser, positions he has held since July, 1993.

Prior to his becoming associated with Winthrop and the Adviser, Mr. Vogel was a Vice President with Chemical Banking Corp.


          CATHY A. JAMESON, 41, Vice President of Winthrop, is a Senior

Vice President of the Adviser with which she has been associated since prior to 1990.




          SAM M. D'AGOSTINO, 70, Vice President of Winthrop, is a Vice

President and Mutual Fund Compliance Director of Alliance Capital

Management Corporation, with which he has been associated since prior to

1990.  His address is 1345 Avenue of the Americas, New York, New York

10105.




          MARTIN JAFFE, 49, Vice President, Treasurer and Secretary of

Winthrop, is a Managing Director, Treasurer and Chief Operating Officer of

the Adviser, with which he has been associated since prior to 1990.




          MARYBETH B. LEITHEAD, 32, Vice President of Winthrop, is also a

Vice President of the Adviser, with which she has been associated since

1990.


          HUGH M. NEUBURGER, 52, Vice President of Winthrop, is a Senior

Vice President of the Adviser, with which he has been associated since

March, 1995.  Prior to his association with Winthrop and the Adviser,

Mr. Neuburger was the President of Hugh M. Neuburger, Inc., a consulting firm.


          ROBERT L. BAST, 70, Trustee of Winthrop, is Of Counsel to Reed

Smith Shaw & McClay, with which he has been associated since prior to 1990. His address is 110 Spruce Lane, Ambler, PA

19002.



          JOHN J. HALSEY, 76, Trustee of Winthrop, is a private investor and retired Director of Management Sciences, General Foods Corp. with which he had been associated since prior to 1990.  His address is 61 Winding Wood

Road, Rye Brook, NY 10573.




          STIG HOST, 69, Trustee of Winthrop, is Chairman of the Board of

Kriti Exploration, Inc., Kriti Properties and Development Corp. and

International Marine Sales, Inc., a Trustee of Alliance International Fund,

Alliance Global Environmental Fund, Alliance New Europe Fund, Alliance All-

Asia Investment Fund and Alliance Developing Markets Fund and a Director of

Florida Fuels, Inc.  His address is 103 Oneida Drive, Greenwich, CT 06830.




          PETER F. KROGH, 58, Trustee of Winthrop, Dean Emeritus and

Distinguished Professor of International Affairs, School of Foreign

Service, Georgetown University, Washington, D.C. since prior to 1987.  He is moderator of "Great Decisions", a foreign affairs television series,

author of numerous articles relating to international issues for professional publications and serves on the board of the Carlisle Companies and several world affairs organizations.  His address is 3417 N. Street NW,

Washington, DC 20007.




          DENNIS G. LITTLE, 60, Trustee of Winthrop, is the former

Executive Vice President and Chief Financial Officer of Textron Inc. (con-

glomerate).  His address is 28 Rumstick Drive, Barrington, RI 02806.

          WILLIAM H. MATHERS, 81, Trustee of Winthrop, Of Counsel to the

law firm of Chadbourne & Parke, with which he had been associated since prior to 1990.  His address is c/o Gordon Farm, RR #1-Box 83, Sutton, VT

05867.




          JAMES L. MCCABE, 52, Trustee of Winthrop, is President of McCabe

Capital Managers, Ltd. (registered investment adviser) with which he has been associated since prior to 1990.  His address is 101 Williamson Road,

Bryn Mawr, PA 19010.




          JOHN J. SHEEHAN, 65, Trustee of Winthrop, consultant to Financial

Data Processing with which he has been associated since prior to 1990.  His address is 4 Bennington Place, Newton, PA 18940.




          WILLIAM C. SIMPSON, 76, Trustee of Winthrop, former President and

Director of Royal Insurance Companies with which he has been associated since prior to 1990.  His address is 123 Cove Neck Road, Oyster Bay, NY

11771.




         *STEPHEN K. WEST, 67, Trustee of Winthrop, is a partner of

Sullivan & Cromwell, counsel to Winthrop, with which he has been associated since prior to 1990.  His address is 42 Old Wood Road, Bernardsville, NJ

07924.

                             Compensation Table




                                                   Compensation Table

                                                                                           Total
                                               Pension or                               Compensation
                                               Retirement                                From Trust
                           Aggregate        Benefits Accrued     Estimated Annual         and Fund
                         Compensation       As Part of Trust      Benefits Upon         Complex Paid
 Name and Position        From Trust            Expenses            Retirement          to Trustees
 -----------------       -------------    -------------------   ------------------    ----------------
 Robert L. Bast             $6,000               None                  None                  $6,000
 (Trustee)

 John J. Halsey             $7,500               None                  None                  $7,500
 (Trustee)


 Stig Host                  $7,500               None                  None                  $7,500
 (Trustee)

 Peter F. Krogh             $7,500               None                  None                  $7,500
 (Trustee)

 Dennis G. Little           $4,800               None                  None                  $4,800
 (Trustee)

 William H. Mathers         $7,500               None                  None                  $7,500
 (Trustee)

 James L. McCabe            $4,800               None                  None                  $4,800
 (Trustee)

 John J. Sheehan            $6,000               None                  None                  $6,000
 (Trustee)

 William C. Simpson         $6,000               None                  None                  $6,000
 (Trustee)

 Stephen K. West            $6,000               None                  None                  $6,000
 (Trustee)



          The Trustees of Winthrop who are officers or employees of the

Adviser or any of its affiliates receive no remuneration from Winthrop.

Each of the Trustees who are not affiliated with the Adviser will be paid a

$1,200 fee for each board meeting attended and $500 for each Audit

Committee meeting attended.  For the year ended October 31, 1995, such remuneration totalled $63,600.  Messrs. Halsey, Host, Krogh, and Mathers are members of the Audit Committee.  Messrs. Bast, Mathers and Menges are

members of the

Dividend Committee whose function is to declare dividends on behalf of the

Trustees.  All of the Trustees who are not "interested persons" of Winthrop as defined by the Investment Company Act of 1940 are members of the

Nominating Committee.  Messrs. Host and Menges are members of the Valuation

Committee whose function is to value the securities of each Fund in emergency situations.  Messrs. Bast, Halsey, Menges, McCabe, Sheehan, and

West are former Directors of the Neuwirth Fund, Inc.  Messrs. Engle,

Little, Mathers, Menges, and Simpson are former Directors of the Pine

Street Fund, Inc.  The Neuwirth Fund, Inc. and the Pine Street Fund, Inc.

were subject to a plan of reorganization and a transfer of assets and liabilities to the Aggressive Growth Fund and the Growth and Income Fund,

respectively, two portfolios of the Winthrop Focus Funds on July 10, 1992.




          As of December 6, 1995, the Trustees and officers of Winthrop as a group owned beneficially 1.5% of the shares of the Aggressive Growth Fund, 2.6%

of the shares of the Fixed Income Fund, 1.1% of the shares of the Municipal

Trust Fund and less than 1.0% of the shares of the Growth Fund and the Growth and Income Fund.




          To the best of the Fund's knowledge as of December 6, 1995, no shareholder owned 5% or more of the outstanding shares of the Growth Fund,

the Fixed Income Fund, or the Growth and Income Fund.  The Adviser manages accounts over which it has discretionary power to vote or dispose of securities held in such accounts and which accounts hold in the aggregate,

as of December 6, 1995, 1,301,114 shares (10.5%) of the Aggressive Growth

Fund.  As of

December 6, 1995, Robert Winthrop, c/o Wood, Struthers & Winthrop

Management Corp., 140 Broadway, New York, New York 10005, is a shareholder of record and beneficial owner of 218,014 shares (5.5%) of the Municipal

Trust Fund.



Adviser
-------

          Wood, Struthers & Winthrop Management Corp., a Delaware

corporation with principal offices at 140 Broadway, New York, New York

10005 (the "Adviser"), has been retained under an Investment Advisory

Agreement as Winthrop's investment adviser (see "Management" in the

Prospectus).  The Adviser was established in 1871, as a private concern to manage money for the Winthrop family of Boston.

          The Adviser is (since 1977) a wholly-owned subsidiary of

Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities"), the

distributor of the Fund's shares, which is a wholly-owned subsidiary of

Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of The Equitable Companies Incorporated

("ECI"), a holding company controlled by AXA, a French insurance holding company.  The Adviser is an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, it maintains a tradition of personalized service and performance.

          AXA owns 60.5% of the outstanding voting shares of common stock of ECI.  AXA is a member of a group of companies (the "AXA Group") that is the second largest insurance group in France and one of the largest insurance groups in Europe. Principally engaged in property and casualty insurance and life insurance in Europe and elsewhere in the world, the AXA Group is also involved in real estate operations and certain other financial services, including mutual fund management, lease financing services and brokerage services.  Based on information provided by AXA, as of January 1, 1995, 42.3% of the issued shares (representing 54.7% of the voting power) of AXA are owned by Midi

Participations, a French corporation that is a holding company.  The voting shares of Midi Participations are in turn owned 60% by Finaxa, a French corporation that is a holding company, and 40% by subsidiaries of

Assicurazioni Generali S.p.A., an Italian corporation principally engaged in the transaction of insurance and reinsurance ("Generali").  As of

January 1, 1995, 62.1% of the issued shares (representing 75.7% of the voting power) of Finaxa are owned by five French mutual insurance companies

(the "Mutuelles AXA"), and 26.5% of the issued shares (representing 16.6%

of the voting power) of Finaxa are owned by Compagnie Financiere de

Paribas, a French financial institution engaged in banking and related activities ("Paribas").  Acting as a group, the Mutuelles AXA control AXA,

Midi Participations and Finaxa.  The Mutuelles AXA have approximately 1.5 million policyholders.  The address of Donaldson, Lufkin & Jenrette, Inc.

is 140 Broadway, New York, New York 10005.  The address of ECI is 787

Seventh Avenue, New York, New York 10019.


          The Investment Advisory Agreement became effective on July 22,

1992. The Investment Advisory Agreement replaced an earlier, substantially identical agreement (the "First Advisory Agreement")

that terminated because of its technical assignment as a result of AXA's acquisition of control over ECI.  In anticipation of the assignment of the

First Advisory Agreement, on February 12, 1992, the Trustees approved the

Investment Advisory Agreement and on June 15, 1992, a majority of the outstanding voting securities of Winthrop approved the Investment Advisory

Agreement.  The Investment Advisory Agreement was approved with respect to the Municipal Trust Fund by the Trustees on June 16, 1993 and by the then sole shareholder, the Adviser, on July 26, 1993 and became effective with respect to the Municipal Trust Fund on the same date.  The Investment

Advisory Agreement continues in force for successive twelve month periods computed from the first day of each fiscal year of Winthrop provided that such continuation is specifically approved at least annually by a majority vote of the Trustees who neither are interested persons of Winthrop nor have any direct or indirect financial interest in the Investment Advisory

Agreement, cast in person at a meeting called for the purpose of voting on such approval.  The Investment Advisory Agreement was continued until

October 31, 1996 at a meeting of the Trustees on October 19, 1995.


          Under the Investment Advisory Agreement, Winthrop has agreed to change its name to one that does not suggest an affiliation with the

Adviser in the event the Adviser ceases to act as Winthrop's investment adviser.  Pursuant to the terms of the Investment Advisory Agreement, the

Adviser may retain, at its own
expense, a sub-adviser to assist in the performance of its services to

Winthrop, although such an arrangement is not currently contemplated.

          Certain other clients of the Adviser may have investment

objectives and policies similar to those of Winthrop.  The Adviser may,

from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with

Winthrop.  If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of the securities being sold, there may be an adverse effect on price.  It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including Winthrop.

When two or more of the clients of the Adviser (including Winthrop) are purchasing the same security on a given day from the same broker-dealer,

such transactions may be averaged as to price.

---------------------------------------------------------------------------

                            EXPENSES OF WINTHROP

---------------------------------------------------------------------------

Distribution Plan
-----------------

Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act of 1940, Winthrop has adopted a

Distribution Agreement (the "Distribution Agreement") and 12b-1 Plans for

each Class of shares of each Fund
to permit Winthrop to compensate the Distributor for activities associated with the distribution of shares.




          Pursuant to the Distribution Agreement and the 12b-1 Plans, the

officers, Adviser or Distributor of Winthrop reports the amounts expended under the Distribution Agreement and the purposes for which such expendi-

tures were made to the Trustees of Winthrop on a quarterly basis.  Also,

the 12b-1 Plans provide that the selection and nomination of disinterested

Trustees (as defined in the Investment Company of Act of 1940) are committed to the discretion of the disinterested Trustees then in office.

The Distribution Agreement and 12b-1 Plans may be continued annually if ap-

proved by a majority vote of the Trustees, including a majority of the

Trustees who neither are interested persons of Winthrop nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1

Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval.  The

Distribution Agreement and 12b-1 Plans were initially approved by the

Trustees, including a majority of the disinterested Trustees, on October

19, 1995.  The Class A 12b-1 Plans were approved by shareholders at a special meeting on February 7, 1996.  The Class B 12b-1 Plans were approved by the sole Class B shareholder of each Fund on [Date].  Prior to February

28, 1996, the Funds operated under 12b-1 Plans pursuant to which each Fund reimbursed the Distributor up to .50 of 1% of the average daily net assets of such Fund.  All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including
a majority of the Trustees who neither are interested persons of Winthrop nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.  In addition to such Trustee approval, the

12b-1 Plans may not be amended in order to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without the approval of a majority of the outstanding shares of such Funds.  The 12b-1 Plans may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of

Winthrop or by the Adviser.  Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of Winthrop on not more than 60 days notice to any other party to the agreement, and will terminate automatically in the event of assignment.


          For the year ended October 31, 1995, distribution fees paid or payable amounted to $263,552 for the Growth Fund, $225,597 for the Fixed

Income Fund, $872,316 for the Aggressive Growth Fund, $376,789 for the

Growth and Income Fund and $179,440 for the Municipal Trust Fund.

Distribution fees paid were used to compensate broker-dealers and other persons for providing distribution assistance.  As disclosed in the

Prospectus, during the year ended October 31, 1995, the Adviser reimbursed the Fixed Income Fund $230,399 and the Municipal Trust Fund $208,045, for

operating expenses.

-------------------------------------------------------------------------


                   PURCHASES, REDEMPTIONS, EXCHANGES AND

                         SYSTEMATIC WITHDRAWAL PLAN

-------------------------------------------------------------------------

The following information supplements that set forth in Winthrop's

Prospectus under the heading "Purchases, Redemptions and Shareholder

Services".



Purchases
---------


          Shares of the Funds are offered at the respective net asset value per share next determined following receipt of a purchase order in proper form by Winthrop or by the Distributor plus, in the case of Class A shares of each Fund, an initial sales charge imposed at the time of Purchase or,

in the case of Class B Shares of each Fund, subject to a contingent deferred sales charge upon redemption.  The Funds calculate net asset value per share as of the close of the regular session of the New York Stock

Exchange, which is generally 4:00 p.m. New York City time on each day that trading is conducted on the New York Stock Exchange.


          Orders for the purchase of shares of a Fund become effective at the next transaction time after Federal funds or bank wire monies become available to Citibank, N.A. ("Citibank") for a shareholder's investment.

Federal funds are a bank's deposits in a Federal Reserve Bank.  These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another
member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at

Citibank by bank wire.  Investors should note that their banks may impose a charge for this service.  Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt.  Checks drawn on banks which are not members of the

Federal Reserve System may take longer.  All payments (including checks from individual investors) must be in United States dollars.


          All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value and with respect to Class A shares, less any applicable sales charge.  To avoid unnecessary expense to Winthrop and to facilitate the immediate redemption of shares,

share certificates are not issued except upon the written request of a shareholder for which no charge is made.  Certificates are not issued for fractional shares.


Redemptions
-----------

          Payment of the redemption price may be made either in cash or in portfolio securities (selected in the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities.  However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interest of Winthrop.

Winthrop has filed a formal election with the Securities and Exchange

Commission pursuant to which Winthrop will only effect a redemption in portfolio securities where the particular shareholder of record is redeeming more than $250,000 or 1% of Winthrop's total net assets,

whichever is less, during any 90 day period.  In the opinion of Winthrop's management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made.  If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.  See the Prospectus for a description of the con-

tingent deferred sales charge which may be applicable to certain redemptions.

          To redeem shares represented by share certificates, investors should forward the appropriate share certificates, endorsed in blank or with blank stock powers attached, to Winthrop with the request that the shares represented thereby or a specified portfolio thereof be redeemed at the next determined net asset value per share.  The share assignment form on the reverse side of each share certificate surrendered to Winthrop for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, in the alterna-

tive, a stock power signed in the same manner may be attached to the share certificate or certificates, or, where tender is made by mail, separately mailed to Winthrop. The signature or signatures on the assignment form must be guaranteed in the manner described below.

          If the total value of the shares being redeemed exceeds $50,000

(before deducting any applicable contingent deferred sales charge) or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorse-

ment must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934.  Eligible guarantor institutions include banks, brokers, dealers, credit unions,

national securities exchanges, registered securities associations, clearing agencies and savings associations.  A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000.  Credit unions must be authorized to issue signature guarantees.  Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

Additional documents may be required for redemption of corporate,

partnership or fiduciary accounts.

          The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

Exchanges
---------


          Shares of one Class of a Fund may be exchanged for shares of the same Class of another Fund of Winthrop or of two affiliated no-load money market funds: Alliance Government Reserves and Alliance Municipal Trust (collectively, the "Alliance Money Market

Funds").  In addition, shares of each Fund may be exchanged for shares of the same class of the Winthrop Opportunity Funds, another investment company managed by the Adviser, which is currently comprised of two separate portfolios, the Winthrop Developing Markets Fund and the Winthrop

International Equity Fund.  Each Winthrop Opportunity Fund portfolio offers two classes of shares, Class A shares which are sold with a front-end sales charge of up to 5.75% and a 12b-1 Fee of .25% annually and Class B shares which are sold with a contingent deferred sales charge which declines from

4% to zero depending on the period of time the shares are held and a 12b-1

Fee of 1% annually.  Class A shares subject to a contingent deferred sales charge, as described in the prospectus, which are exchanged for Class A shares of the Winthrop Opportunity Funds will continue to be subject to the same contingent deferred sales charge at the same rate and for the same period of time as they were prior to such exchange.  Shareholders may also exchange shares by telephone or telegram.  The Telephone Exchange Privilege will be offered automatically unless a shareholder declines such option on the Share Purchase Application found in the Funds' Prospectus, or by writing to the Funds' Transfer Agent, Fund/Plan Services, Inc.,

P.O. Box 874, Conshocken, PA 19428, Attn.:  Winthrop Focus Funds.


          In the case of each of the Winthrop Opportunity Funds and

Alliance Money Market Fund, the exchange privilege is available only in those jurisdictions where shares of the relevant Fund may be legally sold. In addition, the exchange privilege is available only when payment for the shares to be redeemed has been made and the shares exchanged are held by the Transfer Agent or Distributor.

          Only those shareholders who have had shares in a Fund for at least seven days may exchange all or part of those shares for shares of another Fund or one of the Winthrop Opportunity Funds or Alliance Money

Market Funds, and no partial exchange may be made if, as a result, the shareholders' interest in a Fund would be reduced to less than $250.  The minimum initial exchange into another Fund is $250.

          All exchanges into either of the Winthrop Opportunity Funds or

Alliance Money Market Funds are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the relevant Winthrop Opportunity or Alliance Money Market Fund whose shares are being acquired.  If for these or other reasons the exchange cannot be effected, the shareholder will be so notified.

          A shareholder of Winthrop who has exchanged shares for shares of either the Winthrop Opportunity Funds or Alliance Money Market Funds will have all of the rights and privileges of a shareholder of the relevant

Winthrop Opportunity or Alliance Money Market Fund except in the case of the Alliance Money Market Funds, the check-writing and the systematic withdrawal privilege will not be available.  Winthrop provides its share-

holders with a systematic withdrawal plan (see below).

          The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change.  The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Funds, the Winthrop Opportunity Funds or the Alliance Money Market

Funds.  Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.

Systematic Withdrawal Plans
---------------------------

          Shares of Winthrop owned by a participant in Winthrop's

systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments.  A contingent deferred sales charge which would otherwise be imposed will be waived in connection with redemptions made pursuant to

Winthrop's systematic withdrawal plan up to 1% monthly or 3% quarterly of an account's total purchase payments (excluding dividend reinvestments) not to exceed 10% of total purchase payments over any 12 month rolling period;

however, the contingent deferred sales charge will not be waived for systematic withdrawals elected on a semi-annual or annual basis.  See the

Prospectus for a description of the contingent deferred sales charge.  The systematic withdrawal plan may be terminated at any time by the shareholder or Winthrop.

          Redemption of shares for withdrawal purposes may reduce or even liquidate an account.  While an occasional lump sum investment may be made by a shareholder who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000 whichever is less.

---------------------------------------------------------------------------

                              NET ASSET VALUE

---------------------------------------------------------------------------


          Net asset value per share is computed each Fund Business Day in accordance with Winthrop's Agreement and Declaration of Trust and By-Laws.

For this purpose, a Fund Business Day is any day on which the New York

Stock Exchange is open for business, typically, Monday through Friday exclusive of New Year's Day, Washington's Birthday, Memorial Day,

Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good

Friday.



          The net asset value of the shares of the Funds is determined as of the close of the regular session on the New York Stock Exchange, which is generally at 4:00 p.m., New York City time, on each day that trading is conducted on the New York Stock Exchange.  The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding.  All expenses, including the fees payable to the Adviser, are accrued daily.




          The net asset value is calculated separately for each class.

          ------------------------------------------------------------

          For purposes of the computation of net asset value, each of the

Funds value securities held in their respective portfolios as follows: readily marketable portfolio securities listed on the New York

Stock Exchange are valued, except as indicated below, at the last sale price at the close of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day, then the security is valued by such method as the Trustees of Winthrop shall determine in good faith to reflect its fair value.

          Readily marketable securities, including certain options, not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of

Securities Dealers Automatic Quotations, Inc. ("NASDAQ") National List (the

"List") are valued in like manner.  Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

          Readily marketable securities, including certain options traded only in the over-the-counter market and listed securities whose primary market is believed by the Adviser to be over-thecounter (excluding those admitted to trading on the List) are valued at the mean of the current bid and asked prices as reported by NASDAQ, or in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Trustees of the Fund deem appropriate to reflect their fair market
value.  However, fixed-income securities (except short-term securities) may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities.  The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any develop-

ments related to specific securities.  The money market securities in which each Fund invests are traded primarily in the over-the-counter market and are valued at the mean between most recent bid and asked prices as obtained from dealers that make markets in such securities, except for securities having 60 days or less remaining until maturity which are stated at amortized cost.  Portfolio securities underlying listed call options will be valued at their market price and reflected in net assets accordingly.

Premiums received on call options written by the Fund will be included in the liability section of the Statement of Assets and Liabilities as a deferred credit and subsequently adjusted (marked-to-market) to the current market value of the option written.  Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of Winthrop.

---------------------------------------------------------------------------

                     DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------

          Winthrop intends that each Fund will meet the requirements for qualification as a regulated investment company ("RIC") under the Code.

Because each Fund intends to qualify and to distribute all of its net investment income and capital gains to shareholders, it is expected that each Fund will not be required to pay Federal income taxes.

          A Fund normally will distribute substantially all of its net investment income and net capital gain, if any, to shareholders in the form of dividends to be paid from time to time.  Any dividends or distributions paid shortly after the purchase of shares by an investor may have the effect of reducing the per share value of the shares owned by the investor by the per share amount of the dividends or distributions.  Furthermore,

such dividends and distributions, although in effect a return of capital,

are subject to income taxes.

          In the event that total distributions (including distributed or designated net capital gain) of a Fund for a taxable year exceed its investment company taxable income and net capital gain, a portion of each distribution generally will be treated as a return of capital.  Dis-

tributions treated as a return of capital reduce a shareholder's basis in its shares and could result in a capital gain tax either when a distribution is in excess of basis or, more likely, when a shareholder redeems shares.

          Shareholders will be notified annually by the Funds as to the

Federal tax status of dividends and distributions paid during the calendar year.  Dividends and distributions may also be subject to state and local taxes.  State and local tax treatment may vary according to applicable laws.

          To maintain qualification as a RIC under the Code, each Fund will endeavor to limit gains from the sale or other disposition of its portfolio securities and certain other assets held for less than three months to less than 30% of annual gross income.


          Dividends distributed by a Fund will be eligible for the

dividends-received deduction available to corporate shareholders only to the extent of the portion of the Fund's gross income which consists of dividends received on equity securities issued by domestic corporations with respect to which such Fund meets the same holding period, risk of loss, and borrowing limitations applicable to the Fund's shareholders.

Section 246 of the Code generally permits the dividends-received deduction to corporate shareholders only if the shares with respect to which the dividends were paid have been held for more than 45 days.  If the holding period is not satisfied, the dividends-received deduction is disallowed,

regardless of whether the shares with respect to which the dividends were paid have been sold or otherwise disposed of.  The holding period requirements are separately applicable to each block of shares acquired,

including each block of shares received in payment of the Fund's dividends.

The Internal Revenue Service ("IRS") has specific regulations governing the identification of
shares to be redeemed by a shareholder that wishes to redeem some, but not all, of its shares.  For purposes of determining whether this holding period requirement has been met, the day of acquisition and any day after the first 45 days after the date on which such shares become ex-dividend must be disregarded.  In addition, the holding period is suspended during periods in which the stock is subject to diminished risk of loss including,

for example, because the holder has acquired a put option or sold a call option (other than certain covered call options where the exercise price is not substantially below the selling price) or otherwise hedged his position.  Under proposed legislation, a corporate shareholder would not be entitled to a dividends-received deduction for dividends paid after January

31, 1996 unless the 45 day holding period were satisfied over a period immediately before or immediately after the shareholder became entitled to receive the dividend.


          The dividends-received deduction will also be reduced, for shareholders who incur indebtedness in order to purchase shares, by the percentage of the cost of such shares that is debt-financed.  Generally,

this limitation applies only if the debt is directly attributable to the purchase of shares and depends on the particular facts and circumstances of each situation and accordingly shareholders are urged to consult their tax advisers.

          Under section 1059 of the Code, a corporation which receives an

"extraordinary dividend" and disposes of the stock with respect to which such dividend was paid is required to reduce its basis in such stock (but not below zero) by the amount of the dividend which was not taxed because of the dividends-received deduction, with such basis reduction generally being treated as having occurred immediately before the sale or disposition of such stock unless such stock has not been held for at least two years prior to the date of declaration, announcement or agreement about the extraordinary dividend.  To the extent such untaxed amount exceeds the shareholder's basis, such excess will be taxed as gain upon sale or disposition of such stock.  An extraordinary dividend generally is any dividend that equals or exceeds 10% of the shareholder's basis in the stock (5% in the case of preferred stock).  For this purpose,

generally, all dividends having ex-dividend dates within any 85-day period and, if such dividends total more than 20% of the shareholder's basis in its stock, all dividends having ex-dividend dates within one year, must be aggregated.  The shareholder may elect to determine the status of extraordinary dividends by reference to the fair market value of the stock as of the date before the ex-dividend date, rather than by reference to the adjusted basis of such stock (provided the shareholder establishes the fair market value to the satisfaction of the Commissioner of the IRS).  In determining whether the above mentioned two-year holding period has been met, the same rules apply as are applicable to the 45-day holding period requirement for the dividends-received deduction.


          Each Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of a 4% Federal excise tax. To do so, each Fund expects to distribute during the calendar year an amount at least equal to (i) 98% of its calendar year net investment income, (ii) 98% of its capital gain net income (the excess of short and long-term capital gain over short and long-term capital loss) for each one-year period ending October 31, and (iii) 100% of any undistributed net investment income or capital gain from the prior year which has not been distributed by such Fund.  Dividends declared in October, November, or

December and made payable to shareholders of record in such a month would be deemed paid by the Fund and taxable to its shareholders on December 31 of such year provided that such dividends are actually paid during or before January of the following year.  A Fund may make a deemed distribu-

tion with respect to its net capital gain by paying the tax with respect to the net capital gain and then designating, but not distributing, all or a portion of such gain as a capital gain dividend.  Such Fund's shareholders will treat such designated amounts as net capital gain on their income tax returns, but they will receive a credit or refund equal to Federal income taxes paid by such Fund with respect to such capital gains.  In addition,

shareholders will increase their basis in the Fund's shares by 65% of the amount subject to tax.  If a capital gain dividend is paid with respect to any shares of a Fund which are sold at a loss after being held for less than six months, any loss realized upon the sale of such shares will be treated as long-term capital loss to the extent of such capital gain dividend.  There
are special rules for determining holding periods for the purpose of the preceding sentence.

          Some of the investment practices of the Growth Fund, Aggressive

Growth Fund and the Growth and Income Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Funds and affect the holding period of the securities held by the

Funds and the character of the gains or losses realized.  These provisions may also require the Growth Fund, the Aggressive Growth Fund and the Growth

and Income Fund to mark to market some of the positions in its portfolio

(i.e., treat them as if they were closed out), which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for quali-

fication as a regulated investment company and for avoiding income and excise taxes.  Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

          Dividend and interest income from non-U.S. equity and debt securities may be subject to a withholding tax imposed by the country in which the issuer is located.  Each Fund expects to claim a deduction or foreign tax credit with respect to any such withholding tax, to the extent allowable under the Code, regulations thereunder, or an applicable treaty.

Since Winthrop's investment policies would preclude it from investing more than 50% of the value of the total assets of any Fund in non-U.S. equity and debt
securities, shareholders are not expected to be eligible for a pass-through of the credit for foreign taxes paid.




          For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income (less expenses applicable thereto) earned by the Municipal Trust Fund are not subject to Federal income tax if, at the close of each quarter of the Municipal Trust Fund's taxable year, at least 50% of the value of the Municipal Trust Fund's total assets consists of tax-exempt obligations.  The Municipal Trust Fund intends to meet this requirement.  However, under current tax law, some individuals and corporations may be subject to an alternative minimum tax

(the "AMT") with respect to their receipt of certain distributions of tax-

exempt interest income from the Municipal Trust Fund.  Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income.  Since the Municipal

Trust Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-

received deduction available to corporations.  Long-term capital gains, if any, distributed by the Municipal Trust Fund to a shareholder are taxable to the shareholder as long-term capital gain, regardless of the length of time he may have held his Municipal Trust Fund's shares.

---------------------------------------------------------------------------

                           PORTFOLIO TRANSACTIONS

---------------------------------------------------------------------------

          Subject to the general supervision of the Board of Trustees of

Winthrop, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for Winthrop.  Portfolio transactions for the Municipal Trust Fund and the Fixed Income Fund occur primarily with issuers, underwriters or major dealers acting as principals,

while transactions for the Growth Fund, the Aggressive Growth Fund and the

Growth and Income Fund are normally effected by brokers.

          Winthrop has no obligation to enter into transactions in

portfolio securities with any broker, dealer, issuer, underwriter or other entity.  In placing orders, it is the policy of Winthrop to obtain the best price and execution for its transactions.  Where best price and execution may be obtained from more than one broker or dealer, the Adviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser.

Such services may be used by the Adviser for all of its investment advisory accounts, and accordingly, not all such services may be used by the Adviser in connection with Winthrop.  If Winthrop determines in good faith that the amount of transaction costs charged by a broker or dealer is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker or dealer, Winthrop may utilize such broker or dealer
although the transaction costs of another broker or dealer are lower.  The supplemental information received from a broker or dealer is in addition to the services required to be performed by the Adviser under the Investment

Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

          Neither Winthrop nor the Adviser has entered into agreements or understandings with any broker or dealer regarding the placement of securities transactions.  Because of research or information to the Adviser for use in rendering investment advice to Winthrop, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to Winthrop.

While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934

and is designed to augment the Adviser's own internal research and investment strategy capabilities.  Research and statistical services fur-

nished by brokers through which Winthrop effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with Winthrop.

          The Growth Fund, the Aggressive Growth Fund and the Growth and

Income Fund may deal in some instances in equity securities which are not listed on a national securities exchange but are traded in the over-the-counter market.  In addition, most transactions for the Municipal

Trust Fund and the Fixed Income Fund are executed in the over-the-counter market.  Where transactions are executed in the over-the-counter market,

Winthrop seeks to deal with the primary market-makers; but when necessary in order to obtain the best price and execution, it utilizes the services of others.  In all cases, Winthrop will attempt to negotiate best execution.

          Winthrop may from time to time place orders for the purchase or sale of securities (including listed call options) with DLJ Securities,

Winthrop's Distributor, or other affiliates in accordance with the provisions of Section 11(a) of the Securities Exchange Act of 1934 referred to below.  With respect to orders placed with DLJ Securities for execution on a national securities exchange, commissions received must conform to

Section 17(e)(2)(A) of the Investment Company Act of 1940 and Rule 17e-1

thereunder, which permit an affiliated person of a registered investment company (such as Winthrop), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          Pursuant to Section 11(a) of the Securities Exchange Act of 1934,

DLJ Securities and its affiliates are restricted as to the nature and extent of the brokerage services they may perform for Winthrop.  The

Securities and Exchange Commission has adopted rules under Section 11(a)

which permit an investment adviser to a registered investment company, or the adviser's affiliates, to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted,

executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions.

          To the extent permitted by such rule, DLJ Securities and its affiliates may receive compensation relating to transactions in portfolio securities of Winthrop provided that Winthrop enters into a written agreement, as required by such rules, with that firm authorizing it to retain compensation for such services.  The Trustees of Winthrop have granted authorization conforming to the requirements of Section 11(a) to the Adviser to effect transactions in portfolio securities of Winthrop through its affiliates, DLJ Securities and Autranet, Inc.


          The Growth Fund incurred brokerage commissions of $126,561,

$53,166 and $124,640 during its fiscal years ended October 31, 1993, 1994 and 1995 of which $12,749, $12,491 and $20,641, respectively, or approximately 10.1%, 23.5% and $16.6%, respectively, was paid to Autranet,

Inc.  In addition, of the brokerage commissions incurred in 1995, $63,217

or
approximately 50.7% was paid to Donaldson, Lufkin & Jenrette Securities

Corporation.



          For the fiscal years ended October 31, 1995, 1994 and 1993, the

Aggressive Growth Fund incurred brokerage commissions of $248,826, $216,506 and $380,099, respectively, of which $31,035, $28,518 and $32,344 or approximately 12.5%, 13.2% and 8.5%, respectively, was paid to Autranet,

Inc.




          For the fiscal years ended October 31, 1995, 1994 and 1993, the

Growth and Income Fund incurred brokerage commissions of $85,577, $47,707 and $62,326, respectively, of which $33,120, $13,152 and $3,996, or approximately 38.7%, 27.6% and 6.4%, respectively, was paid to Autranet,

Inc.




Computation of Winthrop's Average Annual Total Return
-----------------------------------------------------


          The average annual total return for the one and five year periods ended October 31, 1995 was 8.21% and 12.65% for the Growth Fund and 8.23%

and 8.57% for the Fixed Income Fund, respectively.  The average annual total return for the period December 15, 1986 (commencement of operations)

through October 31, 1995 was 8.82% and 7.91% for the Growth Fund and Fixed

Income Fund, respectively.  The average annual total return for the one,

five and ten year periods ended October 31, 1995 for the Aggressive Growth

Fund (which includes its predecessor, the Neuwirth Fund, Inc.) and the

Growth and Income Fund (which includes
its predecessor, the Pine Street Fund, Inc.) was 7.10%, 21.66% and 13.39%

for the Aggressive Growth Fund and 12.10%, 14.05% and 11.52% for the Growth

and Income Fund.  The average annual total return for the one year period ended October 31, 1995 for the Municipal Trust Fund was 6.06% and 2.12% for

the period July 28, 1993 (commencement of operations) through October 31,

1995.  These amounts were computed by assuming a hypothetical initial investment of $1,000.  It was then assumed that all of the dividends and distributions by each of the Funds over the relevant time periods were reinvested.  It was then assumed that at the end of these periods, the entire amount was redeemed and the appropriate sales load, if any, was deducted.  We note that for the one year period ending October 31, 1995,

the applicable deferred sales load charged was 4% for each of the Growth

Fund, Fixed Income Fund, Aggressive Growth Fund, the Growth and Income Fund

and the Municipal Trust Fund and 2% for the Municipal Trust Fund for the

period July 28, 1993 (commencement of operations) through October 31, 1995.

No deferred sales load applied to the return of the Aggressive Growth Fund and the Growth and Income Fund for the five and ten year period ended

October 31, 1995, or to the return of the Growth Fund and Fixed Income Fund for the five year period ended October 31, 1995 or for the period December

15, 1986 (commencement of operations) through October 31, 1995.  The average annual total return was then calculated by using the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compounded rate of return). The results shown should not be considered an indication of future performance from an investment in the Winthrop Fund today.



Computation of the Fixed Income Fund's and Municipal Trust Fund's 30-Day
------------------------------------------------------------------------
Yield Quotation
---------------


          The 30-day yield for each of the Fixed Income Fund and the

Municipal Trust Fund for the period ended October 31, 1995 was 5.34% and

3.71%, respectively.  The Fund's yield is based on a 30-day period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:



                          YIELD = 2[(a-b/cd+1)6-1]

         Where:         a = dividends and interest earned during the
                            period.

                        b = expenses accrued for the period (net of
                            reimbursements).


                        c = the average daily number of shares outstanding
                            during the period that were entitled
                            to receive dividends.

                        d = the maximum offering price per share on
                            the last day of the period.

---------------------------------------------------------------------------

                            GENERAL INFORMATION

---------------------------------------------------------------------------

Organization and Capitalization
-------------------------------

The Trust was formed on November 26, 1985 as a "business trust" under the laws of The Commonwealth of Massachusetts.  Under Massachusetts law,

shareholders of a business trust, unlike shareholders of a corporation,

could be held personally liable as partners for the obligations of the trust under certain circumstances.  The Agreement and Declaration of Trust,

however, provides that shareholders of Winthrop shall not be subject to any personal liability for the acts or obligations of Winthrop and that every written obligation, contract, instrument or undertaking made by Winthrop shall contain a provision to that effect.  Upon payment of any liability,

the shareholder will be entitled to reimbursement from the general assets of the appropriate Fund.  The Trustees intend to conduct the operation of

Winthrop, with the advice of counsel, in such a way as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of

Winthrop.

          The Agreement and Declaration of Trust further provide that no

Trustee, officer, employee or agent of Winthrop is liable to Winthrop or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of Winthrop, except as such liability may arise from his or its own bad faith, willful misfeasance,

gross negligence or reckless disregard of his or its duties.  It also pro-

vides that all
third parties shall look solely to the property of Winthrop or the property of the appropriate Fund for satisfaction of claims arising in connection with the affairs of Winthrop or of the particular Fund, respectively.  With the exceptions stated, the Agreement and Declaration of Trust permits the

Trustees to provide for the indemnification of Trustees, officers,

employees or agents of Winthrop against all liability in connection with the affairs of Winthrop.


          All shares of Winthrop when duly issued will be fully paid and non-assessable.  The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series or classes without shareholder approval.  Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies or restrictions, may create additional series or classes of shares.  Any issuance of shares of such additional series or classes would be governed by the Investment Company Act of 1940 and the laws of The Commonwealth of Massachusetts.



Counsel and Auditors
--------------------

          Sullivan & Cromwell, 125 Broad Street, New York, New York 10004,

serves as legal counsel for Winthrop.

          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019,

have been appointed as independent auditors for Winthrop.

Additional Information
----------------------

          This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by Winthrop with the Securities and Exchange Commission under the

Securities Act of 1933.  Copies of the Registration Statement may be

obtained at a reasonable charge from the Commission or may be examined,

without charge, at the offices of the Commission in Washington, D.C.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND
COMMON STOCKS--95.6%
BASIC MATERIALS--5.8%         SHARES        VALUE
                            ----------   -----------
CHEMICALS-2.8%
Air Products & Chemicals,
  Inc......................      2,000   $   103,250
 Industrial gases,
 equipment, chemicals
  Dow Chemical Co. ........     21,300     1,461,712
                                         -----------
 Chemicals, metals,
  plastics, packaging......
                                           1,564,962
                                         -----------
METALS & MINING-1.4%
Aluminum Company of
America....................      6,400       326,400
 Leading U.S. aluminum
 producer
Barrick Gold Corp..........     19,500       450,938
                                         -----------
 Gold production in
 U.S./Canada
                                             777,338
                                         -----------
PAPER-1.6%
Mead Corp..................     16,100       927,762
                                         -----------
 Manufacturer of paper,
 lumber & wood products
                                           3,270,062
                                         -----------
CAPITAL GOODS--8.1%

AEROSPACE-2.2%
Loral Corp.................     40,800     1,208,700
                                         -----------
 Military electronic
 systems

BUILDING &
 CONSTRUCTION-0.5%
Fluor Corp.................      4,700       265,550
                                         -----------
 Engineering and
 construction with coal,
 lead

ELECTRICAL EQUIPMENT-1.3%
Emerson Electric Co........     10,200       726,750
                                         -----------
 Manufacturer of
 electric/electronic
 products

ENVIRONMENTAL CONTROL-0.5%
Browning Ferris Industries,
 Inc.......................     10,000       291,250
                                         -----------
 Solid & liquid waste
 management service

MACHINERY-3.6%
Deere & Co.................     14,300     1,278,062
 Largest manufacturer of
 farm equipment:
 construction machinery
Ingersoll-Rand Co..........     21,300       753,488
                                         -----------
 Standard machinery,
 equipment: bearings, tools
                                          2,031,550
                                         -----------
                                           4,523,800
                                         -----------
CONSUMER CYCLICAL--13.0%
APPAREL/TEXTILE-1.0%
V F Corp...................     12,000       574,500
                                         -----------
 Apparel manufacturer

AUTO & TRUCKS-1.2%
General Motors Corp........     15,000       656,250
                                         -----------
 Largest manufacturer of
 automotive products

AUTO RELATED-1.6%
Echlin, Inc................     18,800       672,100
 Auto electronics, brake
 replacement parts
Goodyear Tire & Rubber
 Co........................      6,400       243,200
                                         -----------
 Manufacturer of tires &
 rubber products
                                             915,300
                                         -----------

                              SHARES        VALUE
                            ----------   -----------
HOUSEHOLD
 FURNITURE/APPLIANCES-0.5%
Singer Co. N.V.............     12,000   $   282,000
                                         -----------
 Manufacturer of sewing
 machines/electrical
 products

LEISURE RELATED-2.7%
Capital Cities/ABC, Inc....     11,500     1,364,188
 Radio/TV broadcasting and
 publishing
Hasbro, Inc................      5,000       152,500
                                         -----------
 Manufacturer of toys &
  games                                    1,516,688
                                         -----------

PHOTO & OPTICAL-1.0%
Eastman Kodak Co...........      9,200       576,150
                                         -----------
 Photograph apparatus,
 chemicals

PRINTING & PUBLISHING-0.9%
Belo (A.H.) Corp...........      6,000       207,750
 Newspaper publishing:
 broadcasting Gannett Co. .      5,000       271,875
                                         -----------
 Newspapers: TV/radio:
  advertising                                479,625
                                         -----------

RETAIL-GENERAL-4.1%
May Department Stores
 Co........................     24,800       973,400
 Large department store
 chain
Sears Roebuck & Co.........     39,000     1,326,000
                                         -----------
 Large retailer of general
 merchandise: insurance
                                           2,299,400
                                         -----------
                                           7,299,913
                                         -----------
CONSUMER STAPLES--22.0%

BEVERAGES-5.1%
Pepsico, Inc...............     54,100     2,853,775
                                         -----------
 Provides soft drinks/food
 services

DRUGS-6.9%
Pfizer, Inc................     31,700     1,818,787
 Healthcare, consumer
 products, special
 chemicals
Schering-Plough Corp.......     38,200     2,048,475
                                         -----------
 Pharmaceutical/consumer
  products
                                           3,867,262
                                         -----------

FOODS-3.0%
Campbell Soup Co...........     16,700       874,663
 Canned soup & other foods
ConAgra, Inc...............     21,000       811,125
                                         -----------
 Prepared foods:
  agricultural products
                                           1,685,788
                                         -----------

HOSPITAL SUPPLIES &
 SERVICES-3.1%
Columbia/HCA Healthcare
 Corp......................     29,600     1,454,100
 Health care
 facilities/services
Health Management
 Association Cl. A*........     13,000       279,500
                                         -----------
 Operates acute care
 hospitals
                                           1,733,600
                                         -----------

RETAIL-FOOD-0.8%
Safeway, Inc.*.............     10,000       472,500
                                         -----------
 Food supermarket chain

SOAPS & TOILETRIES-3.1%
Procter & Gamble Co........     21,300     1,725,300
                                         -----------
 Household, personal care,
 food products
                                          12,338,225
                                         -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND
                              SHARES        VALUE
                            ----------   -----------
ENERGY--10.5%

OIL-DOMESTIC-5.2%
Amoco Corp.................     17,000   $ 1,085,875
 Domestic integrated oil
Kerr-McGee Corp............     29,500     1,626,188
 Petroleum, chemicals, coal
Unocal Corp................      7,800       204,750
                                         -----------
 Holding co.; integrated
 domestic oil
                                           2,916,813
                                         -----------
OIL-INTERNATIONAL-5.3%
Exxon Corp.................     38,400     2,932,800
                                         -----------
 World's leading oil
 company
                                           5,849,613
                                         -----------
FINANCIAL--12.0%

BANKING-6.9%
First Bank System, Inc.....     39,400     1,960,150
 Comm. banking: MN and
 Upper Midwest
Wells Fargo & Co...........      9,100     1,912,138
                                         -----------
 Commercial banking: CA
                                           3,872,288
                                         -----------
FINANCIAL SERVICES-3.1%
Capital One Financial......     14,100       345,450
 Bank card issuer/services
Federal Home Loan Mortgage
 Corp......................     20,200     1,398,850
                                         -----------
 Provides residential
 mortgage funds
                                           1,744,300
                                         -----------
INSURANCE-2.0%
American International
Group, Inc.................     12,900     1,088,437
                                         -----------
 International insurance
 holding company
                                           6,705,025
TECHNOLOGY--18.4%

ELECTRONICS-3.2%
Intel Corp.................      4,500       314,438
 Semiconductor memory
 circuits
Molex, Inc.................     10,000       330,000
 Terminals, connectors,
 switches
Motorola, Inc..............      9,000       590,625
 Semiconductors:
 communication equipment
National Semiconductor
 Corp.*....................     23,000       560,625
                                         -----------
 Integrated circuits &
 transistors
                                           1,795,688
                                         -----------
OFFICE
 EQUIPMENT/SERVICE-6.6%
Cisco Systems, Inc.*.......      5,900       457,250
 Manufacturer of computer
 network products
Compaq Computer Corp.*.....     27,000     1,505,250
 Portable personal
 computers
Microsoft Corp.*...........     10,000     1,000,000
 Software for
 microcomputers
Oracle Systems Corp.*......     16,500       719,812
                                         -----------
 Markets database
 management software
                                           3,682,312
                                         -----------

                              SHARES        VALUE
                            ----------   -----------
TELECOMMUNICATIONS-8.6%
Cellular Communications,
 Inc. Cl. A*...............     47,575   $ 2,551,209
 U.S. non-wireline cellular
 licensee
MCI Communications Corp....     76,800     1,915,200
 Telecommunications
 network, services
WorldCom, Inc.*............     10,000       326,250
                                         -----------
 Long distance
 telecommunication services                4,792,659
                                         -----------

                                          10,270,659
                                         -----------

TRANSPORT & SERVICE--1.7%

AIRLINES-0.4%
Delta Air Lines, Inc.......      3,600       236,250
                                         -----------
 Domestic & international
 air service

RAILROADS-1.3%
CSX Corp...................      8,300       695,125
                                         -----------
 Railroad, oil/gas,
 trucking, mining
                                             931,375
                                         -----------
MISCELLANEOUS--4.1%

DIVERSIFIED-4.1%
ITT Corp...................      6,700       820,750
 Diversified international
 concern
Loews Corp.................     10,000     1,466,250
                                         -----------
 Tobacco; hotels; insurance
 subsidiary
                                           2,287,000
                                         -----------

TOTAL COMMON STOCKS
 (cost $43,733,912)........               53,475,672
                                         -----------

                            PRINCIPAL
                              AMOUNT
                            ----------
COMMERCIAL PAPER--3.0%
Ford Motor Credit Corp.
 5.710%, 11/03/95.......... $  380,000       379,879
Ford Motor Credit Corp.
 5.730%, 11/06/95..........    360,000       359,714
Ford Motor Credit Corp.
 5.720%, 11/07/95..........    540,000       539,485
General Electric Capital
 Corp.
 5.700%, 11/10/95..........    185,000       184,736
General Electric Capital
 Corp.
 5.720%, 11/14/95..........    230,000       229,525
                                         -----------

TOTAL COMMERCIAL PAPER
 (amortized cost
$1,693,339)................                1,693,339
                                         -----------
TOTAL INVESTMENTS--98.6%
 (cost $45,427,251)........               55,169,011
                                         -----------

CASH AND OTHER ASSETS
 NET OF
LIABILITIES--1.4%..........                  777,139
                                         -----------

NET ASSETS--100%...........              $55,946,150
                                         ===========


* Non-income producing

See notes to financial statements.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
COMMON STOCKS--87.7%
BASIC MATERIALS--7.5%         SHARES        VALUE
                            ----------   -----------
CHEMICALS-3.0%
Crompton & Knowles
Corp. .....................     66,700   $   842,088
 Special chemicals,
 industry machinery
Dupont (E.I.) De Nemours &
 Co. ......................     19,800     1,235,025
 Large chemical co: oil &
 gas
Monsanto Co. ..............      5,000       523,750
                                         -----------
 Major chemical producer
                                           2,600,863
                                         -----------
OIL & GAS-4.5%
Amoco Corp. ...............     40,000     2,555,000
 Integrated domestic oil
Dorchester Hugoton,
Ltd. ......................     25,500       312,375
 U.S. natural gas reserves
San Juan Basin Royalty
 Trust.....................    180,000     1,102,500
                                         -----------
 Royalty gas interest in
 New Mexico
                                           3,969,875
                                         -----------
                                           6,570,738
                                         -----------
CAPITAL GOODS/
 CONSTRUCTION--6.4%
AEROSPACE-4.1%
Loral Corp. ...............     62,800     1,860,450
 Military electronic
 systems
United Technologies
 Corp. ....................     19,500     1,730,625
                                         -----------
 Aerospace, climate control
 systems
                                           3,591,075
                                         -----------
BUILDING &
 CONSTRUCTION-0.2%
RPM, Inc. Ohio.............     10,000       193,750
                                         -----------
 Protective coatings

ELECTRICAL EQUIPMENT-1.6%
Premier Industrial
 Corp. ....................     56,500     1,405,438
                                         -----------
 Electronics and industrial
 distribution

ENVIRONMENTAL CONTROL-0.5%
Wheelabrator Tech.,
 Inc. .....................     29,000       416,875
                                         -----------
 Converting refuse into
 energy
                                           5,607,138
                                         -----------
CONSUMER PRODUCTS
 & SERVICES--31.2%
AUTO-0.4%
Armor All Products
 Corp. ....................     22,000       363,000
                                         -----------
 Produces auto cleaners and
 protectants

BEVERAGES & TOBACCO-7.1%
American Brands, Inc. .....     10,000       428,750
 Tobacco, life insurance
Guinness PLC ADRs..........     18,100       724,000
 Distiller, brewer and
 distributor of distilled
 spirits and malt beverages
Panamerican Beverages, Inc.
Cl. A......................     27,900       763,762
 Soft drink bottler, Latin
 America
Pepsico, Inc. .............     31,000     1,635,250
 Provides soft drinks/food
 services
Philip Morris Cos.,
 Inc. .....................      9,000       760,500
 Tobacco, brewing, soft
 drinks
RJR Nabisco Holdings
 Corp. ....................     33,000     1,014,750
 Manufactures tobacco and
 food products
UST, Inc. .................     30,000       900,000
                                         -----------
 Snuff, tobacco, wine,
 spirits
                                           6,227,012
                                         -----------

                              SHARES        VALUE
                            ----------   -----------
CONTAINERS-0.7%
Bemis Co...................     24,000   $   624,000
                                         -----------
 Packaging/adhesive
 products

DRUGS-3.5%
Pfizer, Inc. ..............     30,700     1,761,412
 Healthcare consumer
 products, special
 chemicals
Schering-Plough Corp. .....     24,100     1,292,362
                                         -----------
 Pharmaceutical/consumer
 products
                                           3,053,774
                                         -----------

FOODS-0.5%
Archer-Daniels-Midland
 Co. ......................     28,100       453,113
                                         -----------
 Process soybeans: flour
 mills

HOSPITAL SUPPLIES &
 SERVICES-2.5%
Caremark International,
 Inc.......................     58,500     1,206,562
 Alternate site healthcare
 services
Columbia/HCA Healthcare
 Corp. ....................     20,000       982,500
                                         -----------
 Health care
 facilities/services
                                           2,189,062
                                         -----------

LEISURE-3.9%
Capital Cities/ABC,
Inc. ......................     15,000     1,779,375
 Radio/TV broadcasting and
 publishing
Cedar Fair L.P. ...........     45,000     1,417,500
 Owns and operates
 amusement parks
Jostens, Inc. .............     10,000       226,250
                                         -----------
 School class rings,
 yearbooks
                                           3,423,125
                                         -----------

PRINTING & PUBLISHING-4.5%
Commerce Clearing House,
Inc. Cl. A.................     11,000       255,750
 Tax & business law reports
Commerce Clearing House,
Inc. Cl. B.................     13,000       299,000
 Tax & business law reports
Donnelley (R.R.) & Sons,
Inc. ......................     48,700     1,777,550
 Large commercial printer
Dun & Bradstreet Corp. ....     27,000     1,613,250
                                         -----------
 Business information:
 publishing: marketing: TV
                                           3,945,550
                                         -----------

RETAIL-FOOD & DRUGS-1.8%
Walgreen Co. ..............     54,800     1,561,800
                                         -----------
 Major retail drug chain

RETAIL-GENERAL-1.5%
Federated Department
Stores, Inc.*..............     54,000     1,370,250
                                         -----------
 Operates department stores
 in U.S.

SOAPS & TOILETRIES-4.8%
Gillette Co. ..............     44,000     2,128,500
 Shaving, personal care
 products
Procter & Gamble Co. ......     26,000     2,106,000
                                         -----------
 Household, personal care,
 food products
                                           4,234,500
                                         -----------
                                          27,445,186
                                         -----------
ENERGY--1.7%

OIL-SUPPLIES &
 CONSTRUCTION-1.7%
Western Atlas, Inc.*.......     34,000     1,491,750
                                         -----------
 Oilfield information
 service/automation system

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
                              SHARES        VALUE
                            ----------   -----------
FINANCIAL--15.2%
BANKING-8.7%
First Bank System, Inc. ...     53,532   $ 2,663,217
 Commercial banking: MN and
 Upper Midwest
Mellon Bank Corp. .........     20,000     1,002,500
 Commercial banking: PA
Regions Financial Corp. ...     12,000       478,500
 Commercial banking: AL
Republic New York Corp. ...     26,100     1,530,113
 Commercial banking: NY &
 worldwide
Wells Fargo & Co. .........      9,200     1,933,150
                                         -----------
 Commercial banking: CA
                                           7,607,480
                                         -----------
INSURANCE-3.8%
American International
Group, Inc. ...............     31,800     2,683,125
 International insurance
 holding company
Hartford Steam Boiler
 Insp. & Ins. Co. .........     15,000       699,375
                                         -----------
 Insurance/engineering
 services
                                           3,382,500
                                         -----------
OTHER-2.7%
Federal National Mortgage
Assn. .....................     22,400     2,349,200
                                         -----------
 Provides residential
 mortgage funds
                                          13,339,180
                                         -----------
PUBLIC UTILITIES--5.4%

ELECTRIC-1.5%
CIPSCO, Inc. ..............     30,200     1,106,075
 Holding co.: Central IL
 public service
Potomac Electric Power
 Co. ......................     10,000       250,000
                                         -----------
 Electric service DC, MD, VA
                                           1,356,075
                                         -----------
GAS-1.8%
Consolidated Natural Gas
 Co. ......................     21,000       798,000
 Integrated natural gas
 systems
New Jersey Resources
 Corp. ....................     31,600       790,000
                                         -----------
 Supplies gas in New Jersey
                                           1,588,000
                                         -----------
TELEPHONE-2.1%
GTE Corp. .................     45,000     1,856,250
                                         -----------
 Telephone holding company;
 manufacturing
                                           4,800,325
                                         -----------
SCIENCE & TECHNOLOGY--6.3%

ELECTRONICS-1.6%
Motorola, Inc. ............     22,300     1,463,437
                                         -----------
 Semiconductors:
 communications equipment

TELECOMMUNICATIONS-4.7%
Cellular Communications,
Inc. Cl. A*................     43,000     2,305,875
 U.S. non-wireline cellular
 licensee
International Cabletel,
Inc.*......................     13,333       353,325
 Telecommunications
 services

                              SHARES        VALUE
                            ----------   -----------
Vodafone Group ADRs........     35,326   $ 1,443,950
                                         -----------

 British cellular operator
                                           4,103,150
                                         -----------

                                           5,566,587
                                         -----------

TRANSPORT & SERVICE--3.2%
PROFESSIONAL SERVICE-1.4%
United Healthcare Corp. ...     24,000     1,275,000
                                         -----------
 Manages health maintenance
 services
RAILROADS-1.8%
CSX Corp. .................     18,500     1,549,375
                                         -----------
 Railroad, oil/gas,
 trucking, mining
                                           2,824,375
                                         -----------
MISCELLANEOUS--10.8%
DIVERSIFIED-8.0%
Corning, Inc. .............     30,000       783,750
 Specialty material,
 communications, consumer
 products/services
ITT Corp. .................     13,600     1,666,000
 Diversified international
 concern
Loews Corp. ...............     22,000     3,225,750
 Tobacco; hotels; insurance
 subsidiary
Tyco International Ltd. ...     22,300     1,354,725
                                         -----------
 Fire protection systems:
 cable, solar
                                           7,030,225
                                         -----------
LIMITED
 PARTNERSHIP-TIMBER-2.0%
Plum Creek Timber Co.
 L.P. .....................     73,000     1,752,000
                                         -----------
 Lumber and wood products
REAL ESTATE INVESTMENT
 TRUST-0.8%
General Growth Properties,
 Inc. .....................     35,000       704,375
                                         -----------
 Real estate investment
 trust
                                           9,486,600
                                         -----------
TOTAL COMMON STOCKS
 (cost $59,687,878)........               77,131,879
                                         -----------

CONVERTIBLE
 PREFERRED STOCK--2.4%
Corning, Inc. Mips, Cv.
Pfd. 6.000%................     15,000       675,000
 Specialty material,
 communications, consumer
 products/services
RJR Nabisco Holdings Corp.,
 Cv. Pfd. .................    230,000     1,437,500
                                         -----------
 Manufactures tobacco and
 food products
TOTAL PREFERRED STOCKS
 (cost $2,245,000).........                2,112,500
                                         -----------

                            PRINCIPAL
CONVERTIBLE BONDS--1.0%       AMOUNT
                            ----------
 (cost $817,500)
Browning Ferris Ind.,
 Inc. ..................... $  900,000       895,500
                                         -----------
 Cv. Sub. Deb. 6.250%,
 08/15/12
 Solid and liquid waste
 mgmt. service

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
                             PRINCIPAL
CORPORATE BONDS--3.7%           AMOUNT         VALUE
                            ----------   -----------
Xerox Corp., 8.125%,
04/15/02................... $1,000,000   $ 1,091,250
 Copiers & duplicators;
 services
Ford Motor Credit Co.,
7.750%, 11/15/02...........  1,000,000     1,070,000
 Second largest auto maker
Stanley Works, 7.375%,
 12/15/02..................  1,000,000     1,058,750
                                         -----------
 Manufacturer of full line
 hardware products

TOTAL CORPORATE BONDS
 (cost $3,041,613).........                3,220,000
                                         -----------
U.S. GOVERNMENT AGENCIES--3.6%
Federal Home Loan Bank
 7.310%, 06/16/04..........  1,000,000     1,064,260
Federal National Mortgage
 Assn. 7.400%, 07/01/04....  1,000,000     1,070,410
Federal Home Loan Bank
 7.460%, 09/09/04..........  1,000,000     1,077,700
                                         -----------

TOTAL U.S. GOVERNMENT
 AGENCIES
 (cost $2,944,463).........                3,212,370
                                         -----------
                             PRINCIPAL
COMMERCIAL PAPER--3.8%          AMOUNT         VALUE
                            ----------   -----------
Ford Motor Credit Corp.
 5.760%,
 11/03/95.................. $  640,000   $   639,795
General Electric Capital
 Corp.
 5.740%, 11/06/95..........    910,000       909,274
Ford Motor Credit Corp.
 5.750%, 11/07/95..........  1,813,000     1,811,263
                                         -----------

TOTAL COMMERCIAL PAPER
 (amortized cost
 $3,360,332)...............                3,360,332
                                         -----------

TOTAL INVESTMENTS--102.2%
 (cost $72,096,786)........               89,932,581
                                         -----------

CASH AND OTHER ASSETS
 NET OF
LIABILITIES-(2.2%).........               (1,957,678)
                                         -----------
NET ASSETS--100.0%.........              $87,974,903
                                         ===========

* Non-income producing

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND
COMMON STOCKS--98.8%
BASIC MATERIALS--4.9%        SHARES        VALUE
                           ----------   ------------
CHEMICALS-4.9%
Crompton & Knowles
 Corp.....................    141,500   $  1,786,438
 Special chemicals,
 industrial machinery
 Furon Co.................    101,200      1,568,600
 Manufacturer of
 non-metallic industrial
 products
LeaRonal, Inc.............    110,600      2,516,150
 Electroplating process
M.A. Hanna Co.............    149,000      3,818,125
 Special chemicals,
 polymers
O'Sullivan Corp. .........     28,200        306,675
                                         -----------
 Manufacturer molded
 plastic products
                                           9,995,988
                                         -----------

CAPITAL GOODS/
 CONSTRUCTION--25.0%
AEROSPACE-2.9%
Teleflex, Inc. ...........    103,000      4,364,625
 Aerospace controls;
 medical products
Whittaker Corp.* .........     71,600      1,423,050
                                         -----------
 Aerospace: fluid
 control/electric systems
                                           5,787,675
                                         -----------

BUILDING &
 CONSTRUCTION-13.0%
Applied Power, Inc.
 Cl. A....................    116,100      3,526,537
 Manufactures hydraulic
 industrial/construction
 equipment materials
Carlisle Companies,
 Inc. ....................    104,900      4,314,013
 Manufactures rubber,
 plastic, metal products
Clarcor, Inc. ............    131,050      2,981,387
 Manufactures
 filtration/consumer
 products
ESSEF Corp.*..............     92,700      1,691,775
 Manufactures reinforced
 plastic products

                             SHARES        VALUE
                           ----------   ------------
Lydall, Inc.*.............    217,100   $  4,939,025
 Engineered fiber
 materials
Osmonics, Inc.*...........    176,000      2,992,000
 Reverse
 osmosis/ultrafiltration
Regal Beloit Corp. .......    187,700      3,378,600
 Manufactures tools and
 power transmissions
RPM, Inc., Ohio...........    127,800      2,476,125
                                         -----------
 Protective coatings
                                          26,299,462
                                         -----------

ELECTRICAL EQUIPMENT-5.8%
AptarGroup, Inc. .........     16,600        568,550
 Manufacturer of packaging
 components: pumps, valves
Bearings, Inc. ...........     58,200      2,109,750
 Distributor bearings &
 power transmission
Belden, Inc. .............    105,200      2,537,950
 Manufacturer electrical
 wire, cable
EG & G, Inc. .............     91,300      1,700,462
 Scientific equipment,
 systems & services
Woodhead Industries,
 Inc. ....................    226,800      3,231,900
 Electrical specialty
 products
X-Rite, Inc. .............    105,400      1,646,875
                                         -----------
 Quality control
 instruments
                                          11,795,487
                                         -----------

ENVIRONMENTAL CONTROL-1.9%
Donaldson, Inc. ..........    142,500      3,473,438
 Engine air cleaners,
 mufflers
Harding Associates,
 Inc.*....................     67,300        462,687
                                         -----------
 Hazardous waste
 consultant services
                                           3,936,125
                                         -----------

MACHINERY-1.4%
Commercial Intertech
 Corp.....................    170,050      2,869,594
                                         -----------
 Engineers metal
 components
                                          50,688,343
                                         -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND

                              SHARES       VALUE
                            ----------  ------------
CONSUMER CYCLICAL--28.1%

APPAREL/TEXTILE-3.3%
Interface, Inc. Cl. A......     18,800  $    284,350
 Manufacturer carpet/tile
Oxford Industries, Inc. ...    100,000     1,625,000
 Manufactures wearing
 apparel
Unitog Co.*................    152,500     3,583,750
 Rent/sell industrial
 uniforms
Worldtex, Inc.*............    228,100     1,254,550
                                         -----------
 Manufactures covered
 elastic yarn
                                           6,747,650
                                         -----------
AUTO RELATED-6.9%
Amcast Industrial Corp. ...    133,100     2,262,700
 Technology--intensive
 metal products
Armor All Products
Corp. .....................    124,000     2,046,000
 Produces auto cleaners and
 protectants
Augat, Inc. ...............     98,100     1,545,075
 Manufactures
 electromechanical
 components
Donnelly Corp. Cl. A.......    169,600     2,416,800
 Manufactures auto glass
 products
Modine Manufacturing Co....     72,900     2,004,750
 Auto parts: heating:
 air-conditioning
Myers Industries, Inc. ....    174,075     2,502,328
 Tire services/plastic
 products
R & B, Inc.*...............     20,000       157,500
 Markets replacement auto
 parts
Thompson PBE, Inc.*........     62,400     1,138,800
                                         -----------
 Distributor auto
 paints/supplies
                                          14,073,953
                                         -----------
FOOD SERVICE/LODGING-2.9%
Marcus Corp. ..............     77,100     2,669,587
 Hotels: restaurants:
 theatres
Sbarro, Inc. ..............    151,800     3,168,825
                                         -----------
 Italian fast food
 restaurant
                                           5,838,412
                                         -----------
HOUSEHOLD
 FURNITURE/APPLIANCE-5.7%
Chromcraft Revington,
Inc.*......................    115,800     2,779,200
 Designs/manufactures
 furniture
Crown Crafts, Inc. ........    129,000     1,644,750
 Manufactures home
 furnishing products
Ekco Group, Inc. ..........    296,300     1,666,687
 Manufactures
 kitchen/household products
HON Industries, Inc. ......     51,500     1,429,125
 Manufacturer office
 furniture/home building
 products
Lechters, Inc.*............     98,000       906,500
 Housewares & kitchen items
Stanhome, Inc. ............    101,000     3,080,500
                                         -----------
 Consumer
 products/household items
                                          11,506,762
                                         -----------
LEISURE RELATED-1.5%
Anthony Industries,
 Inc. .....................    163,200     3,039,600
                                         -----------
 Snow skis, fish tackle,
 industrial products

PHOTO & OPTICAL-0.2%
Holson Burnes Group,
 Inc.*.....................    104,500       391,875
                                         -----------
 Manufacturer/distributor
 of photograph albums

                              SHARES       VALUE
                            ----------  ------------
PRINTING & PUBLISHING-6.3%
Advo System, Inc. .........    131,000  $  3,340,500
 Direct mail advertising
 services
American Business Products,
Inc. ......................    175,000     3,828,125
 Business forms and
 supplies
Banta Corp. ...............     63,800     2,759,350
 Printing/graphic/video
 services
Lee Enterprises, Inc. .....     68,100     2,715,488
                                         -----------
 Newspaper publishing:
 radio, TV
                                          12,643,463
                                         -----------
RETAIL-GENERAL-1.3%
Arbor Drugs, Inc. .........    106,750     1,974,875
 Operates drugstores in
 Michigan
Burlington Coat Factory
 Warehouse Corp.*..........     65,650       730,356
                                         -----------
 Off-price apparel stores
                                           2,705,231
                                         -----------

                                          56,946,946
                                         -----------

CONSUMER STAPLES--12.4%
DRUGS-1.0%
West Co., Inc. ............     81,700     2,022,075
                                         -----------
 Pharmaceutical packaging
FOODS-4.4%
Bob Evans Farms, Inc. .....    180,000     3,240,000
 Sausage
 products/restaurants
Flowers Industries,
 Inc. .....................     79,900     1,727,837
 Baked, convenience, snack
 food
Longhorn Steaks, Inc.*.....    115,000     1,926,250
 Operates full-service
 restaurants
Sanfilippo (John B. & Son),
 Inc.......................    187,500     1,968,750
                                         -----------
 Processes/packages/distributes
 snacks
                                           8,862,837
                                         -----------

HOSPITAL SUPPLIES &
 SERVICES-4.3%
Beckman Instruments,
Inc. ......................    120,200     3,981,625
 Manufactures laboratory
 instruments
Invacare Corp. ............     79,700     2,012,425
 Home healthcare medical
 equipment
SpaceLabs Medical, Inc.*...    110,400     2,842,800
                                         -----------
 Manufactures patient
 monitoring products
                                           8,836,850
                                         -----------

RETAIL-FOOD & DRUGS-2.7%
Hannaford Brothers Co......    133,600     3,490,300
 Distributor:
 food/supermarkets
Luby's Cafeterias, Inc. ...     97,800     2,029,350
                                         -----------
 Cafeteria style
 restaurants
                                           5,519,650
                                         -----------

                                          25,241,412
                                         -----------

ENERGY--1.9%

OIL-DOMESTIC-0.3%

Wiser Oil Co...............     55,000       605,000
                                         -----------
 Exploration and production
 of oil and gas in fifteen
 states

OIL-SUPPLIES &
 CONSTRUCTION-1.6%
Tidewater, Inc. ...........    128,000     3,376,000
                                         -----------
 Offshore service vessels
                                           3,981,000
                                         -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND
                              SHARES       VALUE
                            ----------  ------------
FINANCIAL--9.7%
BANKS-5.8%
Baybanks, Inc..............     20,700  $  1,676,700
 Commercial banking: MA
First American Corp. of
Tennessee..................     97,900     4,295,363
 Commercial banking: TN
First Commerce Corp........     92,800     2,876,800
 Commercial banking: LA, MS
FirstMerit Corp. ..........    105,000     2,835,000
                                        ------------
 Commercial banking: OH
                                          11,683,863
                                        ------------
INSURANCE-3.9%
Hartford Steam Boiler Insp.
& Ins. Co. ................     65,700     3,063,263
 Insurance/engineering
 services
HCC Insurance Holdings,
 Inc.*.....................     96,700     3,360,325
 Underwrites property &
 casualty insurance
Poe & Brown, Inc. .........     60,400     1,472,250
                                        ------------
 General insurance agency
                                           7,895,838
                                        ------------
                                          19,579,701
                                        ------------
PUBLIC UTILITIES--0.7%

GAS-0.7%
WICOR, Inc. ...............     47,250     1,399,781
                                        ------------
 Utility holding: Wisconsin
 gas
TECHNOLOGY--9.0%
ELECTRONICS-4.3%
DH Technology, Inc.*.......     93,700     1,850,575
 Manufactures dot matrix
 printheads
Methode Electronics, Inc.
Cl. A......................    161,100     3,705,300
 Electronic component
 devices
Pioneer Standard
Electronics, Inc. .........    234,450     3,252,994
                                        ------------
 Distributor: electronic
 components
                                           8,808,869
                                        ------------
OFFICE EQUIPMENT-4.2%
Hunt Manufacturing
Corp. .....................    190,700     3,337,250
 Manufactures & distributes
 office and art products
Wallace Computer Services,
Inc. ......................     31,450     1,772,994
 Business forms: commercial
 printing
Zero Corp. ................    219,000     3,339,750
                                        ------------
 Electronics enclosures
                                           8,449,994
                                         -----------
TELECOMMUNICATIONS-0.5%
Cellular Communications,
Inc. Cl. A*................     18,000       965,250
                                        ------------
 U.S. non-wireline cellular
 licensee
                                          18,224,113
                                        ------------



                              SHARES       VALUE
                            ----------  ------------
TRANSPORT & SERVICE--5.8%

PROFESSIONAL SERVICES-3.8%
CDI Corp.*.................    133,400  $  1,967,650
 Engineering & technical
 services
Interim Services, Inc.*....     72,700     2,162,825
 Temporary help services
Jacobs Engineering Group,
Inc.*......................     45,050       985,469
 Full service engineering
 organization
Rollins, Inc...............    123,500     2,593,500
                                        ------------
 Protective services/pest
 control
                                           7,709,444
                                         -----------
TRUCKING & SHIPPING-2.0%
Wabash National Corp. .....     37,200       943,950
 Manufacturer/market truck
 trailers
Werner Enterprises,
 Inc. .....................    162,100     3,039,375
                                        ------------
 Motor carrier: general
 freight
                                           3,983,325
                                        ------------

                                          11,692,769
                                        ------------

MISCELLANEOUS--1.3%

DIVERSIFIED-1.3%
Brady (W.H.) Cl. A.........     35,900     2,602,750
                                        ------------
 Manufactures adhesives &
 coatings

TOTAL COMMON STOCKS
 (cost $177,703,439).......              200,352,803
                                        ------------

                            PRINCIPAL
                              AMOUNT
                            ----------

COMMERCIAL PAPER--1.0%
General Electric Capital
 Corp.
 5.600%, 11/02/95.......... $1,510,000     1,509,765
Ford Motor Credit Corp.
 5.750%, 11/06/95..........    460,000       459,633
                                        ------------

TOTAL COMMERCIAL PAPER
 (amortized cost
 $1,969,398)...............                1,969,398
                                        ------------
TOTAL INVESTMENTS--99.8%
 (cost $179,672,837).......              202,322,201
                                        ------------

CASH AND OTHER ASSETS NET OF LIABILITIES-
NET OF LIABILITIES-0.2%...                   407,428
                                        ------------

NET ASSETS--100.0%.........             $202,729,629
                                        ============


* Non-income producing

See notes to financial statements.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP FIXED INCOME FUND
U.S. GOVERNMENT             PRINCIPAL
 OBLIGATIONS--51.6%           AMOUNT       VALUE
                            ----------  ------------
United States Treasury
 Bills
 5.330%, 03/07/96.......... $1,500,000  $  1,471,901
United States Treasury
 Notes
 8.625%, 08/15/97..........    750,000       787,867
United States Treasury
 Notes
 8.875%, 11/15/97..........    250,000       265,410
United States Treasury
 Notes
 7.250%, 02/15/98..........    900,000       930,204
United States Treasury
 Notes
 7.875%, 04/15/98..........    950,000       997,566
United States Treasury
 Notes
 9.000%, 05/15/98..........    500,000       538,960
United States Treasury
 Notes
 8.250%, 07/15/98..........  1,000,000     1,063,480
United States Treasury
 Notes
 9.250%, 08/15/98..........    500,000       545,230
United States Treasury
 Notes
 8.000%, 08/15/99..........    750,000       806,355
United States Treasury
 Notes
 6.000%, 10/15/99..........  2,000,000     2,017,380
United States Treasury
 Notes
 7.500%, 10/31/99..........  4,000,000     4,242,599
United States Treasury
 Notes
 7.750%, 01/31/00..........  2,500,000     2,680,950
United States Treasury
 Notes
 8.500%, 02/15/00..........    500,000       550,540
United States Treasury
 Notes
 6.250%, 08/31/00..........  2,000,000     2,041,480
United States Treasury
 Notes
 7.750%, 02/15/01..........  2,000,000     2,173,300
United States Treasury
 Notes
 8.000%, 05/15/01..........  1,400,000     1,541,302
United States Treasury
 Notes
 7.500%, 11/15/01..........  2,500,000     2,704,600
United States Treasury
 Notes
 6.375%, 08/15/02..........    300,000       308,010
United States Treasury
 Notes
 7.250%, 05/15/04..........  1,000,000     1,082,530
United States Treasury
 Notes
 7.250%, 08/15/04..........  1,000,000     1,082,870
                                        ------------
TOTAL U.S. GOVERNMENT
 OBLIGATIONS
 (cost $26,914,451)........               27,832,534
                                        ------------
U.S. GOVERNMENT
 AGENCIES--25.9%
Federal Home Loan Mortgage
 Corp.
 7.000%, 07/01/99..........  1,406,780     1,425,244
Federal National Mortgage
 Assn.
 8.550%, 08/30/99..........    400,000       435,532
Federal Home Loan Mortgage
 Corp.
 8.750%, 10/01/01..........     76,217        78,433
Tennessee Valley Power
 Authority
 7.450%, 10/15/01..........  1,500,000     1,575,000
Federal National Mortgage
 Assn.
 7.900%, 04/10/02..........    650,000       665,333
Federal National Mortgage
 Assn.
 Pool #76368 9.250%,
09/01/03...................    171,938       180,589
Federal National Mortgage
 Assn.
 Pool #76378 9.250%,
09/01/03...................    294,791       309,622
Federal National Mortgage
 Assn.
 7.600%, 04/14/04..........  1,000,000     1,018,840
Federal Home Loan Bank
 7.360%, 07/01/04..........    500,000       535,260
Federal National Mortgage
 Assn.
 8.250%, 10/12/04..........    600,000       638,358
Federal Home Loan Mortgage
 Corp.
 8.800%, 11/17/04..........    500,000       526,350
Federal National Mortgage
 Assn.
 8.550%, 12/10/04..........  1,000,000     1,043,480




                            PRINCIPAL
                              AMOUNT       VALUE
                            ----------  ------------
Government National
 Mortgage Assn.
 9.500%, 01/15/10.......... $  437,898  $    465,814
Federal Home Loan Mortgage
 Corp.
 5.000%, 12/15/12..........  1,000,000       980,680
Federal Home Loan Mortgage
 Corp.
 10.000%, 04/01/16.........    211,609       229,066
Federal National Mortgage
 Assn.
 9.000%, 09/01/17..........    776,805       812,489
Federal Home Loan Mortgage
 Corp.
 7.779%, 10/01/19..........  1,262,332     1,298,624
Federal National Mortgage
 Assn.
 9.000%, 09/01/20..........    292,498       305,935
Government National
 Mortgage Assn.
 9.500%, 09/15/20..........     24,647        26,357
Federal National Mortgage
 Assn.
 7.417%, 12/01/21..........  1,392,090     1,419,062
                                        ------------
TOTAL U.S. GOVERNMENT
 AGENCIES
 (cost $13,740,479)........               13,970,068
                                        ------------
CORPORATE BONDS--19.6%
CANADIAN & FOREIGN-4.3%
Province of Ontario Canada
 7.750%, 06/04/02..........  1,500,000     1,606,875
Province of Ontario Canada
 7.000%, 08/04/05..........    700,000       720,125
                                        ------------
                                           2,327,000

                                        ------------
FINANCIAL-9.8%
First Bank System Floating
 Rate
 5.763%, 02/05/96..........  1,000,000       999,886
Nationsbank Corp. Floating
 Rate
 6.170%, 06/23/99..........  1,000,000     1,000,000
Ford Motor Credit Co.
 7.750%, 11/15/02..........    350,000       374,500
Household Finance Corp. Sr.
 Note
 8.000%, 08/01/04..........    600,000       654,000
American General Corp.
 7.750%, 04/01/05..........  2,050,000     2,208,875
                                        ------------
                                           5,237,261
                                        ------------
INDUSTRIAL-1.8%
Dupont (E.I.) De Nemours &
 Co.
 8.500%, 02/15/03..........    900,000       984,375
                                        ------------
PUBLIC UTILITIES-1.9%
Southwestern Bell Telephone
 6.250%, 10/15/02..........  1,000,000       997,500
                                        ------------
TRANSPORTATION-1.8%
Union Pacific Corp.
 6.000%, 09/01/03..........  1,000,000       965,000
                                        ------------
TOTAL CORPORATE BONDS
 (cost $10,384,272)........               10,511,136
                                        ------------
COMMERCIAL PAPER--0.5%
 (amortized cost $279,911)
Ford Motor Credit Corp.
 5.730%, 11/03/95..........    280,000       279,911
                                        ------------
TOTAL INVESTMENTS--97.6%
 (cost $51,319,113)........               52,593,649
                                        ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES-2.4%...                1,291,137
                                        ------------

NET ASSETS--100%...........             $ 53,884,786
                                        ------------
                                        ------------

See notes to financial statements.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL TRUST FUND
                           PRINCIPAL
MUNICIPAL BONDS--97.8%       AMOUNT        VALUE
                           ----------   ------------
ARIZONA-3.7%
Arizona State Wastewater
 Management Authority
 6.000%, 07/01/00......... $  600,000   $    636,750
Arizona State University
 Refunding Ser. A
 6.500%, 07/01/01.........    750,000        829,687
                                        ------------

                                           1,466,437
                                        ------------
CALIFORNIA-3.6%
Los Angeles County
 California Ser. A
 6.750%, 07/01/11.........  1,250,000      1,412,500
                                        ------------
GEORGIA-5.9%
Georgia State General Obligation Ser.
 B
 5.500%, 04/01/99...........1,200,000
                                           1,246,500
De Kalb County, Georgia
 Water & Sewer Revenue
 5.600%, 10/01/01.........  1,000,000      1,053,750
                                        ------------

                                           2,300,250
                                        ------------

ILLINOIS-9.5%
Illinois State Toll
 Highway Authority
 6.850%, 01/01/98.........    500,000        512,050
Chicago, Illinois Met.
 Wtr. Reclamation Dist.
 5.750%, 12/01/01.........  1,000,000      1,067,500
Chicago, Illinois
 5.800%, 01/01/08.........  1,000,000      1,042,500
Chicago, Illinois Met.
 Wtr. Reclamation Dist.
 6.300%, 12/01/09.........  1,000,000      1,073,750
                                        ------------

                                           3,695,800
                                        ------------
INDIANA-2.9%
Indiana University Revenue
 Student Fee Ser. K
 6.500%, 08/01/05.........  1,000,000      1,117,500
                                        ------------
IOWA-2.7%
Iowa Student Loan
 Liquidation Corp.
 6.800%, 03/01/05.........  1,000,000      1,075,000
                                        ------------
KENTUCKY-3.6%
Kentucky State Turnpike
 Authority
 6.500%, 07/01/07.........  1,250,000      1,409,375
                                        ------------
MARYLAND-3.1%
Washington Suburban
 Sanitary District Water
 Supply
 6.500%, 11/01/11.........  1,075,000      1,202,656
                                        ------------
MASSACHUSETTS-8.0%
Massachusetts State Water
 Resources Ser. B
 5.700%, 11/01/02.........  1,000,000      1,058,750
Massachusetts Bay Transit
 Authority
 5.300%, 03/01/04.........  1,000,000      1,036,250
Massachusetts State
 Refunding Ser. B
 5.500%, 11/01/07.........  1,000,000      1,033,750
                                        ------------
                                           3,128,750
                                        ------------

MISSOURI-3.5%
Missouri State Environment
 Import & Energy Resources
 5.250%, 01/01/05.........  1,325,000      1,374,688
                                        ------------
NEVADA-2.9%
Nevada Municipal Bond Bank
 Project
 7.000%, 01/01/04.........  1,000,000      1,143,750
                                        ------------
NEW JERSEY-2.8%
University Medicine &
 Dentistry
 New Jersey Ser. E
 6.400%, 12/01/07.........  1,000,000      1,076,430
                                        ------------

                           PRINCIPAL
                             AMOUNT        VALUE
                           ----------   ------------
NEW MEXICO-2.7%
Bernalillo County, New
 Mexico
 5.800%, 08/01/98......... $1,000,000   $  1,042,500
                                        ------------
NEW YORK-2.9%
New York State Local
 Assistance Corp. Ser. B
 7.125%, 04/01/03.........  1,000,000      1,130,000
                                        ------------
OHIO-7.6%
Columbus, Ohio Sewer
 Refunding
 6.200%, 06/01/04.........    740,000        812,150
Ohio State Water
 Development Authority
 Revenue
 5.750%, 06/01/04.........  2,000,000      2,140,000
                                        ------------

                                           2,952,150
                                        ------------

PUERTO RICO-2.6%
Puerto Rico Commonwealth
 Refunding
 5.100%, 07/01/02.........  1,000,000      1,028,750
                                        ------------
SOUTH CAROLINA-2.6%
South Carolina State
 Capital Improvement
 5.500%, 03/01/98.........  1,000,000      1,031,250
                                        ------------
TEXAS-19.9%
University of Texas,
 Permanent University
 Funding
 5.500%, 07/01/99.........  1,000,000      1,047,500
San Antonio, Texas Water
 Revenue
 6.100%, 05/15/02.........  1,000,000      1,092,500
Houston, Texas Refunding
 Ser. C
 5.900%, 03/01/03.........    750,000        800,625
Tarrant County, Texas
 Junior College
 District Refunding Ser. A
 6.375%, 02/15/04.........  1,500,000      1,629,375
Eanes, Texas Independent
 School District Refunding
 6.500%, 08/01/04.........  1,000,000      1,068,750
Dallas, Texas
 5.500%, 02/15/08.........  1,000,000      1,028,750
Texas State Refunding Ser.
 A
 6.000%, 10/01/08.........  1,000,000      1,096,250
                                        ------------

                                           7,763,750
                                        ------------
VIRGINIA-2.6%
Arlington County
 5.250%, 08/01/98.........  1,000,000      1,030,000
                                        ------------
WASHINGTON-4.7%
King County, Washington
 School District #401
 5.000%, 12/01/01.........    750,000        764,062
Tacoma, Washington
 Electric System Revenue
 Ser. B
 6.000%, 01/01/06.........  1,000,000      1,067,500
                                        ------------
                                           1,831,562
                                        ------------
TOTAL MUNICIPAL BONDS
 (cost $37,308,075).......                38,213,098
                                        ------------
TOTAL INVESTMENTS--97.8%
 (cost $37,308,075).......                38,213,098
                                        ------------
CASH AND OTHER ASSETS
 NET OF
LIABILITIES--2.2%.........                   845,680
                                        ------------

NET ASSETS--100%..........              $ 39,058,778
                                        ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1995
--------------------------------------------------------------------------------

                                                     GROWTH AND      AGGRESSIVE        FIXED        MUNICIPAL
                                      GROWTH FUND    INCOME FUND    GROWTH FUND     INCOME FUND    TRUST FUND
                                      -----------    -----------    ------------    -----------    -----------
ASSETS:
   Investments in securities, at
     value (cost $45,427,251,
     $72,096,786, $179,672,837,
     $51,319,113 and $37,308,075
       respectively)...............   $55,169,011    $89,932,581    $202,322,201    $52,593,649    $38,213,098
   Cash............................        25,860         23,055          63,668        138,418         65,715
   Receivable for investment
     securities sold...............     2,230,996             --       1,478,636      2,011,397      1,607,663
   Receivable for capital stock
     sold..........................       533,873        323,771       1,848,426      1,583,102        106,000
   Dividends and interest
     receivable....................        31,782        285,016          54,840        697,387        702,176
   Reimbursement due from
     advisor.......................            --             --              --         26,399         22,994
   Deferred organization costs
     (Note A)......................            --             --              --             --         58,092
                                      -----------    -----------    ------------    -----------    -----------
       Total assets................    57,991,522     90,564,423     205,767,771     57,050,352     40,775,738
                                      -----------    -----------    ------------    -----------    -----------
LIABILITIES:
   Payable to investment advisor...        35,600         53,250         139,827             --         59,891
   Payable for investment
     securities purchased..........     1,780,860      2,090,757       2,032,769      3,013,768      1,103,452
   Payable for capital stock
     redeemed......................        50,000        213,880         589,624         75,321        523,192
   Dividend payable................            --             --              --         75,999         30,425
   Accrued expenses and other
     liabilities...................       178,912        231,633         275,922            478             --
                                      -----------    -----------    ------------    -----------    -----------
       Total liabilities...........     2,045,372      2,589,520       3,038,142      3,165,566      1,716,960
                                      -----------    -----------    ------------    -----------    -----------
NET ASSETS:
   Applicable to 4,927,103,
     6,036,931, 12,204,330,
     5,274,893 and 3,883,837 shares
     outstanding, respectively.....   $55,946,150    $87,974,903    $202,729,629    $53,884,786    $39,058,778
                                      -----------    -----------    ------------    -----------    -----------
                                      -----------    -----------    ------------    -----------    -----------
NET ASSETS CONSIST OF:
   Capital paid-in.................   $42,200,065    $67,896,975    $190,048,225    $52,822,440    $39,052,710
   Undistributed net investment
     income........................       159,043        126,699         405,162             --             --
   Accumulated net realized gain
     (loss) on investments.........     3,845,282      2,115,434     (10,373,122)      (212,190)      (898,955)
   Net unrealized appreciation of
     investments...................     9,741,760     17,835,795      22,649,364      1,274,536        905,023
                                      -----------    -----------    ------------    -----------    -----------
                                      $55,946,150    $87,974,903    $202,729,629    $53,884,786    $39,058,778
                                      -----------    -----------    ------------    -----------    -----------
                                      -----------    -----------    ------------    -----------    -----------
 Net asset value and offering price
   per share.......................        $11.35         $14.57          $16.61         $10.22         $10.06
                                           ------         ------          ------         ------         ------
                                           ------         ------          ------         ------         ------


See notes to financial statements.

STATEMENT OF OPERATIONS for the Year Ended October 31, 1995
--------------------------------------------------------------------------------

                                                         GROWTH AND     AGGRESSIVE        FIXED       MUNICIPAL
                                          GROWTH FUND    INCOME FUND    GROWTH FUND    INCOME FUND    TRUST FUND
                                          -----------    -----------    -----------    -----------    ----------
INVESTMENT INCOME:
   Dividends...........................   $  827,652     $ 1,826,181    $2,571,391     $       --     $       --
   Interest............................      215,823         824,086       694,900      3,113,349      1,785,549
                                          -----------    -----------    -----------    -----------    ----------
       Total investment income.........    1,043,475       2,650,267     3,266,291      3,113,349      1,785,549
                                          -----------    -----------    -----------    -----------    ----------
EXPENSES:
   Investment advisory fees (Note B)...      395,327         556,556     1,432,939        281,997        224,300
   Distribution fees (Note B)..........      263,552         376,789       872,716        225,597        179,440
   Legal fees..........................       20,000          26,000        72,000         18,000         17,000
   Transfer agent fees.................       66,000          87,000       204,000         50,000         36,000
   Custodian fees......................       47,000          59,000       120,000         41,000         35,000
   Auditing fees.......................       12,000          18,000        37,000         14,000         10,000
   Printing fees.......................       16,000          18,000        29,000         14,000         13,000
   Trustees' fees......................       11,000          12,000        17,000         10,000          8,000
   Miscellaneous.......................       28,208          34,856        76,474         27,000         23,000
   Amortization of organization costs
     (Note A)..........................           --              --            --             --         21,184
                                          -----------    -----------    -----------    -----------    ----------
                                             859,087       1,188,201     2,861,129        681,594        566,924
       Less expenses reimbursed by
         investment advisor............           --              --            --       (230,399 )     (208,045)
                                          -----------    -----------    -----------    -----------    ----------
       Net expenses....................      859,087       1,188,201     2,861,129        451,195        358,879
                                          -----------    -----------    -----------    -----------    ----------
NET INVESTMENT INCOME..................      184,388       1,462,066       405,162      2,662,154      1,426,670
                                          -----------    -----------    -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note C:
   Net realized gain (loss) on
     investments.......................    3,855,434       2,114,892     4,891,763        221,384       (559,335)
   Net change in unrealized
     appreciation on investments.......    2,214,074       8,320,026    13,889,695      2,303,777      2,549,446
                                          -----------    -----------    -----------    -----------    ----------
   Net realized and unrealized gain on
     investments.......................    6,069,508      10,434,918    18,781,458      2,525,161      1,990,111
                                          -----------    -----------    -----------    -----------    ----------
INCREASE IN NET ASSETS FROM
  OPERATIONS...........................   $6,253,896     $11,896,984    $19,186,620    $5,187,315     $3,416,781
                                          -----------    -----------    -----------    -----------    ----------
                                          -----------    -----------    -----------    -----------    ----------

See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         GROWTH AND
                                                             GROWTH FUND                 INCOME FUND
                                                      -------------------------   -------------------------
                                                      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                       10/31/95      10/31/94      10/31/95      10/31/94
                                                      -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income............................  $  184,388    $   32,723    $1,462,066    $1,088,804
   Net realized gain on investments.................   3,855,434     3,314,787     2,114,892     2,850,323
   Net change in unrealized appreciation on
     investments....................................   2,214,074    (1,419,110 )   8,320,026    (1,512,330 )
                                                      -----------   -----------   -----------   -----------
   Increase in net assets from operations...........   6,253,896     1,928,400    11,896,984     2,426,797
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income................................     (58,068 )          --    (1,501,908 )    (971,199 )
   Realized gains on investments....................  (3,314,586 )  (2,678,311 )  (2,851,832 )  (1,646,857 )
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D............     610,099     3,759,172    13,411,750    15,044,680
                                                      -----------   -----------   -----------   -----------
   Total increase in net assets.....................   3,491,341     3,009,261    20,954,994    14,853,421
NET ASSETS:
   Beginning of year................................  52,454,809    49,445,548    67,019,909    52,166,488
                                                      -----------   -----------   -----------   -----------
   End of year (including undistributed net
     investment income of $159,043 and $32,723 for
     the Growth Fund at 10/31/95 and 10/31/94,
     respectively, and $126,699 and $166,541 for the
     Growth and Income Fund at 10/31/95 and
       10/31/94, respectively)......................  $55,946,150   $52,454,809   $87,974,903   $67,019,909
                                                      -----------   -----------   -----------   -----------
                                                      -----------   -----------   -----------   -----------

--------------------------------------------------------------------------------

                                                             AGGRESSIVE
                                                             GROWTH FUND               FIXED INCOME FUND
                                                     ---------------------------   -------------------------
                                                      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                       10/31/95       10/31/94      10/31/95      10/31/94
                                                     ------------   ------------   -----------   -----------
OPERATIONS:
   Net investment income (loss)....................  $    405,162   $    (48,201)  $2,662,154    $2,150,296
   Net realized gain (loss) on investments.........     4,891,763      6,163,077      221,384      (436,132 )
   Net change in unrealized appreciation on
     investments...................................    13,889,695     (2,663,912)   2,303,777    (3,401,570 )
                                                     ------------   ------------   -----------   -----------
   Increase (decrease) in net assets from
     operations....................................    19,186,620      3,450,964    5,187,315    (1,687,406 )
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income...............................            --       (122,111)  (2,662,154 )  (2,150,296 )
   Realized gains on investments...................    (6,165,603)    (5,363,488)          --      (916,068 )
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D...........    45,084,159     68,756,345   12,209,472     3,022,495
                                                     ------------   ------------   -----------   -----------
   Total increase (decrease) in net assets.........    58,105,176     66,721,710   14,734,633    (1,731,275 )
NET ASSETS:
   Beginning of year...............................   144,624,453     77,902,743   39,150,153    40,881,428
                                                     ------------   ------------   -----------   -----------
   End of year (including undistributed net
     investment income of $405,162 for the
     Aggressive Growth Fund at 10/31/95)...........  $202,729,629   $144,624,453   $53,884,786   $39,150,153
                                                     ------------   ------------   -----------   -----------
                                                     ------------   ------------   -----------   -----------

                                                                                  MUNICIPAL
                                                                                 TRUST FUND
                                                                         ---------------------------
                                                                         YEAR ENDED      YEAR ENDED
                                                                          10/31/95        10/31/94
                                                                         -----------    ------------
OPERATIONS:
   Net investment income..............................................   $ 1,426,670    $ 1,303,489
   Net realized loss on investments...................................      (559,335)      (338,883 )
   Net change in unrealized appreciation on investments...............     2,549,446     (1,903,318 )
                                                                         -----------    ------------
   Increase (decrease) in net assets from operations..................     3,416,781       (938,712 )
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income..................................................    (1,426,670)    (1,303,489 )
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D..............................     2,598,461      2,918,893
                                                                         -----------    ------------
   Total increase in net assets.......................................     4,588,572        676,692
NET ASSETS:
   Beginning of year..................................................    34,470,206     33,793,514
                                                                         -----------    ------------
   End of year........................................................   $39,058,778    $34,470,206
                                                                         -----------    ------------
                                                                         -----------    ------------

See notes to financial statements.

WINTHROP FOCUS FUNDS--NOTES TO FINANCIAL STATEMENTS October 31, 1995
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently issuing five classes of shares of beneficial interest: Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Aggressive Growth Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act"). Wood Struthers & Winthrop Management Corp. (the "Advisor" ) is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated. The following is a summary of significant accounting policies consistently followed by Winthrop.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable and tax-exempt income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund each declare dividends on a daily basis. Such dividends are paid monthly.

  (6) DEFERRED ORGANIZATION COSTS: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over five years commencing July 28, 1993.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and

--------------------------------------------------------------------------------
pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Aggressive Growth Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of
1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; and Winthrop Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

The Advisory Agreement provides that the Advisor will reimburse Winthrop for its expenses (exclusive of interest, taxes, brokerage, distribution services fees and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which shares of Winthrop are qualified for sale. Winthrop believes that presently the most restrictive applicable expense ratio limitation imposed on Winthrop by any state is 2 1/2% of average net assets of the first $30 million, 2% of average net assets of the next $70 million and 1 1/2% of average net assets in excess of $100 million. Commencing July 1, 1994, the Advisor has agreed to reimburse through October 31, 1995 all operating expenses in excess of 1.00% of the average daily net assets of the Fixed Income Fund and the Municipal Trust Fund. For the period November 1, 1995 through October 31, 1996, the Advisor may, in its sole discretion, determine to reduce its management fees by the amount that Total Fund Operating Expenses exceed 1.00% of the average daily net assets of each of the Fixed Income Fund and the Municipal Trust Fund. The Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $230,399 and $208,045, respectively, during the year ended October 31, 1995.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of up to .50% of each Fund's aggregate average daily net assets. The Agreement provides that the Distributor will use amounts payable under the Agreement in their entirety for
(i) payments to broker/dealers and other financial intermediaries for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise in promoting the sale of shares of Winthrop such as by paying for the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. The Agreement also provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $1,200 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance fee of $500 per meeting.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at October 31, 1995, was substantially the same as the cost of securities for financial statement purposes. At October 31, 1995, the components of the net unrealized appreciation on investments were as follows:

                                      GROWTH        GROWTH & INCOME     AGGRESSIVE GROWTH     FIXED INCOME     MUNICIPAL TRUST
                                       FUND              FUND                 FUND                FUND              FUND
                                    -----------     ---------------     -----------------     ------------     ---------------
Gross appreciation (investments
 having an excess of value over
   cost)........................    $10,878,765       $19,201,560          $30,779,318        $ 1,381,000        $   933,066
Gross depreciation (investments
 having an excess of cost over
   value).......................     (1,137,005)       (1,365,765)          (8,129,954)          (106,464 )          (28,043)
                                    -----------     ---------------           --------        ------------           -------
Net unrealized appreciation of
  investments...................    $ 9,741,760       $17,835,795          $22,649,364        $ 1,274,536        $   905,023
                                    -----------     ---------------           --------        ------------           -------
                                    -----------     ---------------           --------        ------------           -------

--------------------------------------------------------------------------------
For the year ended October 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                      GROWTH        GROWTH & INCOME     AGGRESSIVE GROWTH     FIXED INCOME     MUNICIPAL TRUST
                                       FUND              FUND                 FUND                FUND              FUND
                                    -----------     ---------------     -----------------     ------------     ---------------
Purchases.......................    $52,892,711       $37,992,480          $96,922,800        $40,717,657        $20,943,951
Sales...........................     50,124,821        23,261,731           40,989,987         28,040,147         17,155,314

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value) authorized. During 1994, with respect to the Aggressive Growth Fund, accumulated investment losses of $12,894 were reclassified to capital paid-in. Transactions in shares of beneficial interest were as follows:

                                                  GROWTH FUND                                        GROWTH & INCOME FUND
                          -----------------------------------------------------------     ------------------------------------------
                                                                                                                         YEAR ENDED
                                  YEAR ENDED                      YEAR ENDED                      YEAR ENDED              OCTOBER
                               OCTOBER 31, 1995                OCTOBER 31, 1994                OCTOBER 31, 1995           31, 1994
                          ---------------------------     ---------------------------     ---------------------------    ----------
                            SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT         SHARES
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares sold...........       532,740     $  5,466,192        490,202     $  5,372,687      1,461,068     $ 19,316,205     1,350,735
Shares issued through
 reinvestment of
 dividends............       287,842        2,878,417        210,986        2,259,663        263,368        3,373,871       137,579
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                             820,582        8,344,609        701,188        7,632,350      1,724,456       22,690,076     1,488,314
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares redeemed.......      (743,608)      (7,734,510)      (357,176)      (3,873,178)      (697,917)      (9,278,326)     (365,123)
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Net increase..........        76,974     $    610,099        344,012     $  3,759,172      1,026,539     $ 13,411,750     1,123,191
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------

                           AMOUNT
                        ------------
Shares sold...........  $ 18,132,567
Shares issued through
 reinvestment of
dividends.............     1,822,413
                        ------------
                          19,954,980
                        ------------
Shares redeemed.......    (4,910,300)
                        ------------
Net increase..........  $ 15,044,680
                        ------------
                        ------------





                                            AGGRESSIVE GROWTH FUND                                    FIXED INCOME FUND
                          -----------------------------------------------------------     ------------------------------------------
                                                                                                                         YEAR ENDED
                                  YEAR ENDED                      YEAR ENDED                      YEAR ENDED              OCTOBER
                               OCTOBER 31, 1995                OCTOBER 31, 1994                OCTOBER 31, 1995           31, 1994
                          ---------------------------     ---------------------------     ---------------------------    ----------
                            SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT         SHARES
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares sold...........     4,656,242     $ 72,414,139      4,672,514     $ 73,246,012      2,205,344     $ 21,904,065     1,112,714
Shares issued through
 reinvestment of
 dividends............       382,815        5,692,460        322,012        4,852,722        178,087        1,772,956       200,340
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                           5,039,057       78,106,599      4,994,526       78,098,734      2,383,431       23,677,021     1,313,054
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares redeemed.......    (2,074,286)     (33,022,440)      (589,769)      (9,342,389)    (1,159,789)     (11,467,549)   (1,002,473)
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Net increase..........     2,964,771     $ 45,084,159      4,404,757     $ 68,756,345      1,223,642     $ 12,209,472       310,581
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------




                           AMOUNT
                        ------------
Shares sold...........  $ 11,204,524
Shares issued through
 reinvestment of
dividends.............     2,048,817
                        ------------
                          13,253,341
                        ------------
Shares redeemed.......   (10,230,846)
                        ------------
Net increase..........  $  3,022,495
                        ------------
                        ------------





                                             MUNICIPAL TRUST FUND
                          -----------------------------------------------------------
                                  YEAR ENDED                      YEAR ENDED
                               OCTOBER 31, 1995                OCTOBER 31, 1994
                          ---------------------------     ---------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                          ----------     ------------     ----------     ------------
Shares sold...........     1,175,181     $ 11,478,178      1,525,475     $ 15,174,345
Shares issued through
 reinvestment of
 dividends............       112,223        1,098,286         98,883          968,442
                          ----------     ------------     ----------     ------------
                           1,287,404       12,576,464      1,624,358       16,142,787
                          ----------     ------------     ----------     ------------
Shares redeemed.......    (1,030,022)      (9,978,003)    (1,344,417)     (13,223,894)
                          ----------     ------------     ----------     ------------
Net increase..........       257,382     $  2,598,461        279,941     $  2,918,893
                          ----------     ------------     ----------     ------------
                          ----------     ------------     ----------     ------------


NOTE (E) PRIOR YEAR FINANCIAL STATEMENT PRESENTATION: During the year ended October 31, 1993, Winthrop, upon further review, determined that the objectives, policies and other factors affecting the determination of the surviving entity with respect to Neuwirth Fund, Inc. and Pine Street Fund, Inc. did not change and that the reorganization of these Funds on July 10, 1992 should be reported with those Funds as the surviving entities. Accordingly, the financial highlights for the period ended October 31, 1992 of both Funds have been restated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.
This information has been derived from information provided in the financial statements.

                                          NET
                                      REALIZED AND
         NET ASSET                     UNREALIZED      DIVIDENDS      DISTRIBUTIONS         NET                        NET ASSETS,
          VALUE,          NET           GAINS OR        FROM NET          FROM          ASSET VALUE,                     END OF
         BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT        CAPITAL            END           TOTAL          PERIOD
         OF PERIOD       INCOME        SECURITIES        INCOME           GAINS          OF PERIOD       RETURN++     (000 OMITTED)
         ---------     ----------     ------------     ----------     -------------     ------------     --------     -------------
GROWTH FUND--YEARS ENDED OCTOBER 31,

1995      $ 10.82        $0.037         $  1.190        $ (0.012)        $(0.685)          $11.35           12.21%      $  55,946
1994        10.97         0.014            0.435           --             (0.599)           10.82            4.15          52,455
1993        11.10         0.061            1.386          (0.077)         (1.500)           10.97           14.36          49,446
1992        11.45         0.123            0.418          (0.163)         (0.728)           11.10            4.66          48,678
1991         9.20         0.148            2.512          (0.198)         (0.212)           11.45           29.71          50,426
GROWTH AND INCOME FUND--YEARS ENDED OCTOBER 31,
1995      $ 13.38        $0.254         $  1.769        $ (0.266)        $(0.567)          $14.57          16.10%       $  87,975
1994        13.42         0.244            0.358          (0.223)         (0.419)           13.38            4.58          67,020
1993        12.35         0.270            1.720          (0.271)         (0.649)           13.42           16.93          52,166
1992*       12.03         0.083            0.572          (0.165)         (0.170)           12.35           16.39(1)       46,457
                                                               YEARS ENDED JUNE 30,
1992        11.70         0.320            0.916          (0.234)         (0.672)           12.03           10.45          45,342
1991        12.48         0.380            0.010          (0.386)         (0.784)           11.70            3.86          47,340
AGGRESSIVE GROWTH FUND--YEARS ENDED OCTOBER 31,
1995      $ 15.65        $0.035         $  1.621        $  --            $(0.696)          $16.61           11.10%      $ 202,730
1994        16.11         0.105            0.603          (0.026)         (1.142)           15.65            4.67         144,624
1993        14.00         0.123            3.195          (0.011)         (1.197)           16.11           25.34          77,903
1992**      14.16         0.011            1.482          (0.027)         (1.626)           14.00           13.95(1)       39,683
                                                           YEARS ENDED DECEMBER 31,
1991        10.16         0.023            5.090          (0.024)         (1.089)           14.16           50.55          32,340
1990        11.90         0.157           (1.720)         (0.177)          --               10.16          (13.12)         22,041
FIXED INCOME FUND--YEARS ENDED OCTOBER 31,
1995      $  9.66        $0.588         $  0.560        $ (0.588)        $ --              $10.22          12.23%       $  53,885
1994        10.93         0.567           (1.027)         (0.567)         (0.243)            9.66           (4.37)         39,150
1993        10.40         0.622            0.567          (0.622)         (0.037)           10.93           11.79          40,881
1992        10.08         0.695            0.320          (0.695)          --               10.40           10.37          32,358
1991         9.57         0.773            0.510          (0.773)          --               10.08           13.92          23,783
MUNICIPAL TRUST FUND--YEARS ENDED OCTOBER 31,
1995      $  9.51        $0.389         $  0.550        $ (0.389)        $ --              $10.06           10.06%      $  39,059
1994        10.10         0.365           (0.590)         (0.365)          --                9.51           (2.27)         34,470
1993+       10.00         0.085            0.100          (0.085)          --               10.10            7.15(1)       33,794


                           RATIO OF
          RATIO         NET INVESTMENT
       OF EXPENSES        INCOME TO        PORTFOLIO
       TO AVERAGE        AVERAGE NET       TURNOVER
      NET ASSETS(2)       ASSETS(2)          RATE
      -------------     --------------     ---------
GROW
1995       1.63%              0.35%          101.7%
1994       1.65               0.06            28.2
1993       1.36               0.56            61.7
1992       1.26               1.11            65.7
1991       1.34               1.40            31.7
GROW
1995       1.58%              1.94%           31.8%
1994       1.64               1.88            25.9
1993       1.33               2.12            36.4
1992       1.32(1)            1.99(1)         14.4

1992       1.35               2.62            29
1991       1.23               3.25            48
AGGR
1995       1.64%              0.23%           25.1%
1994       1.70              (0.04)           31.6
1993       1.44               0.32           134.3
1992       1.74(1)            0.10(1)        164.1

1991       1.89               0.18            91.3
1990       1.98               1.45            87.6
FIXE
1995       1.00%              5.90%           66.1%
1994       0.93               5.58            55.9
1993       0.83               5.79            95.6
1992       0.51               6.71            62.8
1991       --                 7.75            35.9
MUNI
1995       1.00%              3.97%           49.3%
1994       0.83               3.71            42.5
1993       0.75(1)            3.28(1)          0

 * For the period 7/1/92 to 10/31/92.

 ** For the period 1/1/92 to 10/31/92.

 + Commencement of operations for the Municipal Trust Fund was July 28, 1993.

 ++ A contingent deferred sales charge may be imposed on redemptions which would reduce total return shown above.

(1) Annualized

(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Growth and Income Fund, .01% and .08%, for the years ended 6/30/92, and 91, respectively; Aggressive Growth Fund, .01% and .06% for the years ended 12/31/91 and 90, respectively; Fixed Income Fund, .51%, .67%, .58%, .98%, and 2.19% for the years ended 10/31/95, 94, 93, 92, and 91, respectively; and Municipal Trust Fund, .58%, .77% and 1.15% (annualized) for the years ended 10/31/95, 94 and 93, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Winthrop Focus Funds:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Focus Funds (comprising, respectively, the Winthrop Growth Fund, the Winthrop Growth and Income Fund, the Winthrop Aggressive Growth Fund, the Winthrop Fixed Income Fund and the Winthrop Municipal Trust Fund) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the periods indicated therein and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund, for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Winthrop Aggressive Growth Fund (formerly Neuwirth Fund, Inc.) for the year ended December 31, 1991 and each of the two years in the period then ended and Winthrop Growth and Income Fund (formerly Pine Street Fund, Inc.) for the year ended June 30, 1992 and each of the two years in the period then ended, were audited by other auditors whose reports thereon dated January 27, 1992 and August 3, 1992 respectively, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective Funds constituting the Winthrop Focus Funds at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the indicated periods and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund for each of the four years in the period then ended, in conformity with generally accepted accounting principles.




                                             Ernst & Young LLP





New York, New York
November 28, 1995

                                  APPENDIX
                                  --------

SECURITIES RATINGS

Bond Ratings
------------

          Municipal and Corporate Bonds.  The four highest ratings of

Moody's Investors Service, Inc. ("Moody's") for municipal corporate bonds are Aaa, Aa, A and Baa.  Bonds rated Aaa are judged by Moody's to be of the best quality.  Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds.  Moody's states that Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.  Bonds which are rated

A are judged by Moody's to possess many favorable investment attributes and are considered "upper medium grade obligations".  Factors giving security to principal and interest of A-rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.  Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

Interest payments and principal appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.  The generic ratings Aa through Baa may be modified by the addition of the numerals 1, 2 or 3.  The modifier 1 indicates that the security ranks in the higher end of the rating category;

the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

          Moody's highest rating for short-term municipal loans is MIG-1.

Moody's states that short-term municipal securities rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing and broad-based access to the market for

refinancing, or both.   Loans bearing the MIG-2 designation are of judged

to be of high quality, with margins of protection ample although not so large as in the MIG-1 group.

          The four highest ratings of Standard & Poor's Ratings Group

("S&P") for municipal and corporate bonds are AAA, AA, A and BBB.  Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and indicate an extremely strong capacity to pay interest and repay principal.

Bonds rated AA also qualify as high-quality debt obligations and have a very strong capacity to pay interest and repay principal and in the majority of instances differ from AAA issues only in a small degree.  Bonds rated A have a strong capacity to pay interest and repay principal although they are
somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.  The BBB rating, which is the lowest "investment grade"

security rating of S&P, indicates an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters,

adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.  The ratings AA through BBB may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within such rating categories.

          In July 1984, S&P assigned new rating symbols to new municipal note issues.  Notes rated SP-1 have a very strong capacity to pay principal and interest.  Those issues determined by S&P to possess overwhelming safety characteristics are given an SP-1+ rating.  Notes rated SP-2 have a satisfactory capacity to pay principal and interest.  Notes rated SP-3 have a speculative capacity to pay principal and interest.  The rating scale for notes is closely related to long-term bond ratings; notes rated SP-1+

compare with bonds rated AAA, AA+, AA and AA-; notes rated SP-1 compare with bonds rated A+, A and A-; and notes rated SP-2 compare with bonds rated BBB+, BBB and BBB-.



Other Municipal Securities and Commercial Paper
-----------------------------------------------

          "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1"

are the two highest ratings for commercial paper assigned by S&P (S&P does not rate short-term tax-free obligations).  Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of

"Prime", while S&P uses the numbers 1+, 1, 2 and 3 to denote relative strength within the highest classification of "A".  Issuers rated "Prime"

by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins or support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.  While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.  Commercial paper issuers rated "A" by S&P have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend.

Typically, the issuer is a strong company, is in a well-established industry and has superior management.

                                   PART C
                             Other Information

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements
          --------------------

          Included in the Prospectus:
               Financial Highlights

          Included in the Statement of Additional Information:


               For Year Ended October 31, 1995

               Statement of Investments, October 31, 1995
               Statement of Operations for Year Ended October 31, 1995 Statement of Changes in Net Assets for Each of the Years
                    Ended October 31, 1994 and 1995
               Statement of Assets and Liabilities, October 31, 1995 Notes to Financial Statements
               Financial Highlights
               Report of Ernst & Young LLP, Independent Auditors


          Included In Part C of the Registration Statement:

               None
     (b)  Exhibits
          --------

          (1)  Amended and Restated Declaration of Trust
          (2)  Bylaws1
          (3)  Not Applicable
          (4)  Specimen Stock Certificates
               a.   Growth Fund and Fixed Income Fund2
               b.   Aggressive Growth Fund3
               c.   Growth and Income Fund4
               d.   Municipal Trust Fund8
          (5)  Investment Advisory Contract
               a. Growth Fund, Fixed Income Fund, Aggressive Growth Fund and Growth and Income Fund3
               b.   Municipal Trust Fund9
          (6)  Form of Distribution Agreement
          (7)  Not Applicable
          (8)  Custodial Services Agreement5
          (9)  Shareholder Services Agreement5
          (10) Legal Opinion2
          (11) Consent of Independent Auditors
          (12) Not Applicable
          (13) Investment Representation Letter6
          (14) Prototype Retirement Plans7
          (15) Rule 12b-1 Plan
               a.   Form of Class A Rule 12b-1 Plan
               b.   Form of Class B Rule 12b-1 Plan
          (16) Schedules for Computation of Performance Quotation
          (17) Financial Data Schedule10
          (18) Rule 18F-3 Plan

          Other Exhibit:  Power of Attorney (attached to signature page)
__________________
1 Incorporated herein by reference to Registration Statement of Winthrop Focus Funds on Form N-1A (File No. 3706) filed March 4, 1986.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on November 3, 1986.
3 Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on February 24, 1992.
4 Incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on February 3, 1992.
5 Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on December 31, 1992.
6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on October 21, 1986.
7 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No.
     3706) filed on February 26, 1988.
8 Incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement of Winthrop Focus Funds on Form N-1A (File
     No. 3706) filed on April 22, 1993.
9 Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement of Winthrop Focus Funds on Form N-1A (File No. 3706) filed on January 28, 1994.
10 Incorporated herein by reference to Winthrop's Annual Report for the year ended October 31, 1995.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not Applicable

Item 26.  NUMBER OF HOLDERS OF SECURITIES
                                                Number of Record Holders
          Title of Class                         as of November 30, 1995
          --------------                       ---------------------------

          Growth Fund Shares
          par value $.01 per share                     Class A:  2,725
                                                       Class B:

          Aggressive Growth Fund Shares
          par value $.01 per share                     Class A:  9,535
                                                       Class B:


          Fixed Income Fund Shares
          par value $.01 per share                     Class A:   1,273
                                                       Class B:


          Growth and Income Fund Shares
          par value $.01 per share                     Class A:  3,985
                                                       Class B:

          Municipal Trust Fund Shares
          par value $.01 per share                     Class A:    439
                                                       Class B:


Item 27.  INDEMNIFICATION

          Registrant's Agreement and Declaration of Trust provides that the Trust (or the appropriate Fund) shall indemnify each person who is or has been a trustee or officer of the Trust (including persons who serve, or have served, at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a person, except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          The Advisory Agreement between Registrant and Wood, Struthers & Winthrop Management Corp. provides that Wood, Struthers & Winthrop Management Corp. will not be liable thereunder for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Wood, Struthers & Winthrop Management Corp. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

          The Distribution Services Agreement between the Registrant and Donaldson, Lufkin & Jenrette Securities Corporation provides that Registrant will indemnify, defend and hold Donaldson, Lufkin & Jenrette Securities Corporation, and any other person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Donaldson, Lufkin & Jenrette Securities Corporation or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.


          The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Wood, Struthers & Winthrop Management Corp. and the Distribution Services Agreement between Registrant and Donaldson, Lufkin & Jenrette Securities Corporation. The Registrant's Amended and Restated Agreement and Declaration of Trust is filed herewith. The Advisory Agreement and Distribution Services Agreement are incorporated by reference herein as Exhibits 5 and 6, in response to Item 24.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Equitable Life Assurance Society of the United States (the parent of Adviser's parent) carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by Wood, Struthers & Winthrop Management Corp. Under this policy, outside directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The description of Wood, Struthers & Winthrop Management Corp. under the caption "Management" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The following are Directors and Officers of the Adviser including their other business connections which are of a substantial nature.


                    POSITION WITH              OTHER BUSINESS
 NAME                THE ADVISER                 CONNECTIONS
 ----               -------------              --------------
 Carl B. Menges     Chairman of the Board of   Vice Chairman of Donaldson,
                    Directors                  Lufkin & Jenrette, Inc.;
                                               President and Chairman of
                                               Winthrop Focus Funds.

 Martin Jaffe       Managing Director, Chief   President, International
                    Operating Officer and      Association for Financial
                    Treasurer                  Planning, New York Chapter;
                                               Vice President, Secretary
                                               and Treasurer of Winthrop
                                               Focus Funds; Vice President
                                               of Donaldson Lufkin &
                                               Jenrette Securities
                                               Corporation.

 G. Moffett         President and Chief        Director of Palmer National
 Cochran            Executive Officer          Bank; Trustee of Winthrop
                                               Focus Funds.

 Guy S. Waltman     Vice Chairman              Chairman, Winthrop Trust
                                               Company

 Thomas E. Siegler  Secretary                  ----


Item 29.  PRINCIPAL UNDERWRITERS

     (a) Donaldson, Lufkin & Jenrette Securities Corporation, the Registrant's Distributor (Underwriter) also acts as Distributor for the following investment companies:

          None

     (b) The following are the Directors and Officers of Donaldson, Lufkin & Jenrette Securities Corporation, none of whom hold any post or office with the Registrant. Donaldson, Lufkin and Jenrette



     (c) Securities Corporation's principal place of business is 140 Broadway, New York, New York 10005.



            DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                            OFFICERS AND DIRECTORS
            ----------------------------------------------------


                                     OFFICE
                                     ------


 Richard S. Pechter     Director, Managing Director (Chairman - DLJ
                        Financial Services Group) Chief Executive Officer

 Theodore P. Shen       Director, Managing Director (Chairman - DLJ
                        Capital Markets Group)

 James L. Alexandre     Senior Vice President (Managing Director -
                        Institutional Equities

 Michael J. Campbell    Senior Vice President (Managing Director -
                        Investment Services Group

 Anthony R. Chidoni     Senior Vice President (Managing Director -
                        Investment Services Group

 Robert W. Diemer       Senior Vice President (Chief Finacial Officer -
                        DLJFSG and Managing Director - Pershing)

 Joseph D. Donnelly     Senior Vice President and Associate General
                        Counsel (Managing Director/General Counsel -
                        Pershing)

            DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                            OFFICERS AND DIRECTORS
            ----------------------------------------------------



 Frank L. Hohmann, III  Senior Vice President (Managing Director - Equity
                        Derivatives
                          Division)


 David S. Moore         Senior Vice President (Managing Director -
                        Research Department)


 Stuart M. Robbins      Senior Vice President (Managing Director -
                        Instututional Equities Division)

            DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                            OFFICERS AND DIRECTORS
            ----------------------------------------------------



     (c)  Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of Wood, Struthers & Winthrop Management Corp., 140 Broadway, New York, New York 10005 (see "Investment Adviser" in the Prospectus). Additional records are maintained at the offices of Citibank, N.A., the Registrant's Custodian, 111 Wall Street, New York, New York 10043.

Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                               SIGNATURES
                               ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 29th day of December 1995.

                                        Winthrop Focus Funds

                                        By:  Carl B. Menges*
                                             ---------------
                                             Carl B. Menges
                                             President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       Signature                 Title                     Date
       ---------                 -----                     ----
  Carl B. Menges*        President and               December 29, 1995
  ------------------     Chairman of the Board
  Carl B. Menges

  /s/ Martin Jaffe       Treasurer                   December 29, 1995
  ------------------
  Martin Jaffe

  Robert L. Bast*        Trustee                     December 29, 1995
  ------------------
  Robert L. Bast

  G. Moffet Cochran*     Trustee                     December 29, 1995
  ------------------
  G. Moffet Cochran

  James Engle*           Trustee                     December 29, 1995
  ------------------
  James Engle

  John J. Halsey*        Trustee                     December 29, 1995
  ------------------
  John J. Halsey

  Stig Host*             Trustee                     December 29, 1995
  ------------------
  Stig Host

  Peter F. Krogh*        Trustee                     December 29, 1995
  ------------------
  Peter F. Krogh
                         Trustee
  ------------------
  Dennis Little

  William H. Mathers*    Trustee                     December 29, 1995
  ------------------
  William H. Mathers

  James L. McCabe*       Trustee                     December 29, 1995
  ------------------
  James L. McCabe

  John J. Sheehan*       Trustee                     December 29, 1995
  ------------------
  John J. Sheehan

  William C. Simpson*    Trustee                     December 29, 1995
  ------------------
  William C. Simpson

  Stephen K. West*       Trustee                     December 29, 1995
  ------------------
  Stephen K. West

  *By:
  /s/ Martin Jaffe
  ----------------------------
  Martin Jaffe
  (Attorney-in-fact)
  Pursuant to Power of Attorney attached hereto

                               Exhibit Index
                               -------------

          A complete list of exhibits is included in Part C, Item 24(b) of the registration Statement. The following exhibits are filed herewith:


                                                                 Page
                                                                 ----
(1)            Amended and Restated Declaration of Trust
(6)            Form of Distribution Agreement
(11)           Consent of Independent Auditors
(15)(a)        Form of Class A Rule 12b-1 Plan
(15)(b)        Form of Class B Rule 12b-1 Plan
(16)           Schedule for Computation of Performance Quotation
(18)           Rule 18f-3 Plan